                                                                    GROWTH FUNDS
                                                              SEMI-ANNUAL REPORT
                                      For the six months ended December 31, 1998


                                                           ASSET ALLOCATION FUND

                                                              INCOME EQUITY FUND

                                                               EQUITY INDEX FUND

                                                               VALUE GROWTH FUND

                                                        LARGE COMPANY VALUE FUND

                                                          DISCIPLINED VALUE FUND

                                                       LARGE COMPANY GROWTH FUND

                                                       GROWTH OPPORTUNITIES FUND

                                                       SMALL CAPITALIZATION FUND

                                                 INTERNATIONAL EQUITY INDEX FUND













                                                                          [LOGO]
                                                                THE ONE GROUP(R)
                                                                ----------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:


              o are not deposits or obligations of, or guaranteed by,
                BANK ONE CORPORATION or any of its affiliates,
              o are not insured by the FDIC, and                    [FDIC LOGO]
              o are subject to investment risks, including possible
                loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998


Portfolio Performance Review...............................................    2

Schedules of Portfolio Investments..........................................   5

Statements of Assets and Liabilities.......................................   69

Statements of Operations...................................................   71

Statements of Changes in Net Assets........................................   73

Statements of Cash Flows...................................................   77

Notes to Financial Statements..............................................   78

Financial Highlights.......................................................   92

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

ECONOMY CONTINUES TO GROW
The economy continued to grow at a solid pace during the second half of 1998, primarily due to robust consumer spending and the Federal Reserve's aggressive interest rate cuts. Third-quarter real GDP (Gross Domestic Product) growth reached 3.7%, and, while final numbers were not released as of this writing, it appears that fourth-quarter growth was approximately 4.0%. For the entire year, we expect GDP growth was 3.8%.

Employment growth also remained strong in the second half of the year, as non-farm payrolls grew by 1.4 million. Furthermore, employment growth actually accelerated in the final three months of the year. The unemployment rate ended the year at 4.3%, the lowest in more than 28 years.

INFLATION BARELY A FACTOR
Inflation, as measured by the Consumer Price Index, continued inching along at a favorable pace, increasing by only 1.8% (annualized) during the final six months of 1998. For all of 1998, inflation increased 1.6%.

Low inflation paved the way for lower interest rates, which were instrumental in the financial markets' strong performance in the final few months of the year.

FED TAKES ACTION
A key event of 1998's second half was the emerging markets crisis, which was sparked by the Russian default and currency devaluation on August 18. This crisis led to a dramatic risk aversion in the financial markets, as credit spreads widened to recessionary levels.

These events eventually resulted in three short-term rate cuts by the Federal Reserve--one quarter-point cut in September, one in October and one in November. The federal funds rate ended the year at 4.75%, down from 5.50% in mid-1998. Long-term rates also came down, with the 30-year U.S. Treasury bond yielding 5.09% at year-end, compared to 5.63% on June 30 and 5.92% on December 31, 1997.

The equity and fixed income markets responded enthusiastically to the Fed's accommodative monetary policy stance. On the equity side, the S&P 500 Index posted strong gains during the last four months of the year. For the bond market, the Fed's rate cuts helped restore some "normalcy" and investors showed renewed confidence in non-Treasury sectors.

TRADE PROBLEMS MEAN SLOWER GROWTH IN STORE
We believe economic growth should slow down in 1999, as the trade deficit widens and consumer spending relaxes from its current unsustainable level. Our forecast is for 2.0% real GDP growth in 1999.

The contagion effects resulting from the current financial crisis in Brazil will serve to widen the U.S. trade deficit, contributing to slower overall growth. While Brazil accounts for only 2.3% of U.S. exports, the country serves as the linchpin for all of Latin America, accounting for nearly 50% of the total Latin American economy. Because the region as a whole accounts for nearly 20% of all U.S. exports, our trade deficit should continue to widen as Latin America weakens.

Furthermore, Japan probably will continue to experience negative growth in 1999, putting additional pressure on U.S. exports. At the same time, imports should increase dramatically, as troubled countries try to strengthen their economies by selling their goods to other countries, such as the United States.

POSITIVE FORCES REMAIN IN PLACE
We think the Fed will lower short-term interest rates once or perhaps twice before the end of 1999. With economic growth slowing and the Fed in an easing mode, long-term rates should come down as well. Our forecast for the 30-year Treasury bond yield is 4.75% by year-end.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

Falling interest rates along with continued low inflation should continue to promote positive performance for the financial markets. We believe there is no chance of recession developing in the near term. In fact, we are confident that the current expansion will last well into the year 2000, which would make this expansion the longest in U.S. history.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

STOCKS MAKE ROLLER-COASTER MOVES
The stock market took investors on a nerve-racking roller coaster ride during the second half of 1998, rising to breathtaking highs, then speeding through frightening dips before reversing course and climbing upward once again--all in a period of six months.

When the ride ended for year-end 1998, large-cap stocks, as measured by the S&P 500 Index, finished the six-month period with a total return of 9.24%, while small-cap stocks, represented by the Russell 2000 Index, declined 7.12%. For the year, the S&P 500 was up 28.58%, and the Russell 2000 was down 2.57%.

STOCKS ENDURE A TURBULENT 3RD QUARTER
By June 30, 1998, the year-to-date total return for the S&P 500 already was an amazing 17.70%. Small-cap stocks also were on their way up, increasing 4.90% from December 31, 1997.

The market's ascent continued through mid-July, before worries about economic problems in Asia, Russia and Latin America's emerging markets took center stage. The market began its downward course, which culminated on August 31, when the S&P 500 Index fell 70 points and hit its low-point for the second half. For small-cap stocks, the slide continued through October 8.

The Federal Reserve attempted to restore some stability to the markets with a September rate cut, but it wasn't enough to appease investors. During the third quarter, the S&P 500 dropped more than 116 points, for a three-month decline in total return of 9.93%. Small cap stocks suffered even more, sinking nearly 94 points, or 20.15% on a total return basis.

MARKET OVERCOMES BEAR'S THREAT
With stocks hovering near bear market territory, it was the strength of the U.S. economy that ultimately put the bear to rest. Once investors realized that the U.S. economy was still in decent shape, the market resumed its upward course. Plus, two additional Federal Reserve rate cuts--one in October, the other in November--helped restore confidence in the U.S. stock market.

While small-cap stocks recovered nicely from their third-quarter decline--they were up more than 58 points and posted a total return of 16.31% for the fourth quarter--investors continued to favor large, growth-oriented stocks over all others. With ongoing concerns about economic and market instability in Asia, Russia and Latin America, investors showed little tolerance for excess market risk. As such, they favored high-quality stocks that offered strong balance sheets, liquidity and predictable earnings growth. This sentiment helped push the S&P 500 up more than 212 points during the fourth quarter. For the three-month period, the S&P 500's total return was 17.26%.

TECHNOLOGY STOCKS SOAR
Technology stocks, particularly those in the large-cap arena, were among the favorites during 1998. Discount retailers also fared well, as did many health care companies, especially those in the pharmaceutical business.

The energy sector was among the worst-performing market sectors, as stable inflation and economic slowdowns around the world kept energy prices down. The financial sector was a mixed bag. Companies with significant emerging market exposure suffered, while those focused on domestic operations offered solid performance.

EUROPE'S STRENGTH BOOSTS EAFE RETURNS
International stocks, as measured by the Europe, Australia and Far East Gross Domestic Product (EAFE GDP) Index, experienced many of the same ups and downs during the second half of 1998 as the U.S. market. Nevertheless, EAFE GDP total return lagged that of the S&P 500 for the six-month and one-year periods ended December 31, 1998. For the second half of the year, EAFE GDP was up 3.96% (in U.S. dollars), and for the year, it increased 26.71%.

The EAFE GDP Index realized the bulk of its gains from Europe, where most countries posted strong double-digit returns. It was a different story throughout most of Asia, though, where many countries continued to struggle with serious economic problems.

ONE GROUP FUNDS FINISH YEAR STRONG
We're pleased to report that the One Group equity funds successfully weathered 1998's storms, finishing the year on a strong note. Most funds outperformed their respective benchmark indexes throughout the year.

In the growth sector, our funds remained focused on larger companies with predictable earnings streams. Our value-oriented funds focused on attractively priced stocks with improving fundamentals. Many of our funds benefited from the technology sector's strong performance. In addition, our funds remained underweighted in energy stocks and other commodities, which helped them avoid much of the disappointing results in those areas.

OUTLOOK GOOD, BUT SUBDUED
We believe that conditions remain favorable for continued stock market growth in 1999, but we expect the magnitude of strength to moderate amid continued volatility and trouble abroad. Once again, the U.S. economy should help promote attractive domestic market returns. Our economy remains one of the world's strongest, thanks to its broad diversity. This factor, along with the favorable employment situation and the federal budget surplus, should continue to appeal to investors.

LESSONS LEARNED
We believe that 1998's results underscore the risk of market timing and the importance of maintaining a long-term perspective. With volatility a likely force throughout 1999, we encourage investors to stay focused on long-term results, not short-term ups and downs.

/s/ Richard R. Jandrain III
Richard R. Jandrain III
Senior Managing Director of Equity Securities

Banc One Investment Advisors Corporation
Past performance is no guarantee of future results.
Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Asset Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 ASSET BACKED SECURITIES (2.6%):
Financial Services (2.6%):
 $ 1,880    Advanta Equipment Receivables, Se-
              ries 1998-1, Class A4, 5.98%,
              12/15/06............................  $  1,912
     900    Barnett Auto Trust, 6.26%, 2/15/03....       939
     363    Case Equipment Loan Trust, Series
              1996-B, Class A3, 6.65%, 9/15/03....       372
   2,000    Chemical Master Credit Card Trust, Se-
              ries 1995-2, Class A, 6.23%,
              6/15/03.............................     2,035
     670    EQCC Home Equity Loan Trust, Series
              1998-2 A6F, 6.16%, 4/15/08..........       673
     480    Green Tree Financial Corp., Series
              1996-3, Class A3, 6.70%, 5/15/27....       485
     800    Green Tree Financial Corp., Series
              1996-7, Class A4, 6.80%, 10/15/27...       820
     125    Green Tree Recreational, Equipment and
              Consulting, Series 1998-C, Class A3,
              5.92%, 2/15/09......................       125
     200    Green Tree Recreational, Equipment and
              Consulting, Series 1998-B, Class A5,
              6.10%, 12/15/13.....................       200
     350    Household Affinity Credit Card Master
              Trust, Series 1993-2, Class A,
              5.60%, 5/15/02......................       353
     200    Key Auto Finance Trust, Series 97-2,
              Class A5, 6.25%, 10/15/03...........       203
      53    KeyCorp Auto Grantor Trust, Series
              1995-A A, 5.80%, 7/15/00............        53
     335    MBNA Master Credit Card Trust, Se-
              ries 1995-D, Class A, 6.05%,
              11/15/02............................       341
     116    Nationsbank Auto Owner Trust, Series
              1996-A A3, 6.38%, 7/15/00...........       117
     525    Olympic Automobile Receivables Trust,
              6.05%, 8/15/02......................       532
   1,245    Olympic Automobile Receivables Trust,
              Series 1996-B, Class A4, 6.70%,
              3/15/02.............................     1,265
   1,000    Premier Auto Trust, Series 1996-4,
              Class A4, 6.45%, 10/6/01............     1,011
     255    Premier Auto Trust, Series 1997-2,
              Class A3, 6.15%, 9/6/00.............       258
     250    The Money Store Auto Grantor Trust,
              Series 1996-2, Class A3, 6.25%,
              6/20/03.............................       250
     166    The Money Store Home Equity Trust,
              Series 1993-C, 5.18%, 7/15/06.......       166
                                                    --------
  Total Asset Backed Securities                       12,110
                                                    --------
COMMERCIAL PAPER (0.5%):
   2,513    Ace Overseas, 5.52%, 1/20/99..........     2,506
                                                    --------
  Total Commercial Paper                               2,506
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS (58.3%):
Business Equipment & Service (0.9%):
      33    Miller (Herman), Inc..................  $    892
      39    Service Corp. International...........     1,477
      35    Waste Management, Inc.................     1,646
                                                    --------
                                                       4,015
                                                    --------
Capital Goods (4.0%):
      19    Caterpillar, Inc......................       860
      12    Cummins Engine, Inc...................       408
      14    Deere & Co............................       474
      28    Emerson Electric Co...................     1,682
      77    General Electric Co...................     7,848
      21    Hubbell, Inc., Class B................       813
      21    Parker-Hannifin Corp..................       691
      15    Southdown, Inc........................       870
      30    Teleflex, Inc.........................     1,346
      29    Trinity Industries....................     1,109
      33    Tyco International, Ltd...............     2,452
                                                    --------
                                                      18,553
                                                    --------
Consumer Durable (0.8%):
      26    Danaher Corp..........................     1,385
      27    Ford Motor Co.........................     1,611
      22    Lear Corp. (b)........................       828
                                                    --------
                                                       3,824
                                                    --------
Consumer Non-Durable (5.1%):
      68    Archer-Daniels-Midland Co.............     1,164
      46    Coca Cola Enterprises (c).............     1,634
      61    Coca-Cola Co..........................     4,058
      17    General Mills, Inc....................     1,337
      22    Interstate Bakeries Corp. (c).........       574
      25    Lancaster Colony Corp.................       793
      25    Newell Companies, Inc. (c)............     1,048
      74    Philip Morris Co., Inc................     3,938
      35    Proctor & Gamble Co...................     3,150
      49    Revlon, Inc. (b)......................       809
      56    Sara Lee Corp.........................     1,590
      50    Shaw Industries, Inc..................     1,215
      40    Smithfield Foods, Inc. (b)............     1,345
      34    UST, Inc..............................     1,193
                                                    --------
                                                      23,848
                                                    --------
Consumer Services (2.8%):
      44    Belo (A.H.) Corp., Series A...........       875
      17    Callaway Golf Co......................       170
      39    Hasbro, Inc...........................     1,423
      57    Hilton Hotels Corp....................     1,098
      22    International Game Technology.........       530
      21    Lone Star Steakhouse & Saloon (b).....       191
      40    Mattel, Inc...........................       922

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Asset Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
      26    MGM Grand, Inc. (b) (c)...............  $    716
      30    Promus Hotel Corp. (b)................       962
      47    Time Warner, Inc......................     2,942
      26    Viacom, Inc. (b)......................     1,931
      53    Walt Disney Co........................     1,602
                                                    --------
                                                      13,362
                                                    --------
Energy (3.5%):
      18    Ashland, Inc..........................       876
      33    Ensco International, Inc..............       350
      70    Exxon Corp............................     5,125
      19    Mobil Corp............................     1,682
      38    Noble Drilling Corp. (b)..............       485
      19    Phillips Petroleum Co.................       806
      46    Royal Dutch Petroleum, NY Shares......     2,183
      30    Texaco, Inc...........................     1,560
      35    Tosco Corp. (c).......................       908
      27    Transocean Offshore, Inc..............       713
      25    Ultramar Diamond Shamrock Corp........       611
      38    USX-Marathon Group....................     1,154
                                                    --------
                                                      16,453
                                                    --------
Financial Services (9.0%):
      16    American General Corp.................     1,279
      24    American International Group, Inc.....     2,319
      33    Associates First Capital, Class A.....     1,398
      55    BankAmerica Corp......................     3,324
      32    BankBoston Corp.......................     1,254
       9    Capital One Financial Corp............       978
      39    Charter One Financial, Inc............     1,073
      53    Citigroup Inc.........................     2,638
      15    Equitable Co., Inc....................       880
      31    Federal Home Loan Mortgage Corp.......     1,998
      23    Federal National Mortgage Assoc.......     1,695
      18    Fifth Third Bancorp...................     1,276
      39    First Union Corp......................     2,360
      14    Firstar Corp..........................     1,336
      20    Hartford Financial Services Group.....     1,092
      31    Household International...............     1,209
       9    J.P. Morgan & Co., Inc................       893
      30    Morgan Stanley Dean Witter Discover...     2,116
      23    National City Corp....................     1,631
      37    North Fork Bancorp....................       890
      26    PNC Bank Corp.........................     1,386
       8    Progressive Corp-Ohio.................     1,355
      26    Reliastar Financial Corp..............     1,176
      25    Southtrust Corp.......................       931
      19    State Street Corp.....................     1,287
      16    Sunamerica, Inc.......................     1,266

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      36    U.S. Bancorp..........................  $  1,292
      48    Washington Mutual, Inc................     1,829
                                                    --------
                                                      42,161
                                                    --------
Health Care (7.4%):
      36    American Home Products Co.............     2,033
      45    Boston Scientific Corp. (b)(c)........     1,207
      36    Bristol Myers Squibb Co...............     4,831
      13    Cardinal Health, Inc. (b).............       971
      16    Elan Corporation Public Limited Co.
              (b)(c)..............................     1,113
      32    HCR Manor Care, Inc. (b)..............       937
      25    Health Management Associates (b)......       532
      53    Healthsouth Corp. (b).................       823
      38    IDEXX Laboratories, Inc. (b)..........     1,014
      21    Johnson & Johnson.....................     1,761
      31    Medtronic, Inc........................     2,272
      23    Merck & Co., Inc......................     3,323
      49    Pfizer, Inc...........................     6,171
      20    Quintiles Transnational Corp. (b).....     1,041
      58    Schering Plough Corp..................     3,188
      46    Sybron International Corp. (b)........     1,245
      14    United Healthcare Corp................       603
      20    Warner Lambert Co.....................     1,489
                                                    --------
                                                      34,554
                                                    --------
Raw Materials (2.0%):
      38    Cabot Corp............................     1,056
       7    Dow Chemical Co.......................       655
      50    Du Pont (EI) de Nemours & Co..........     2,669
      39    Ferro Corp............................     1,017
      19    Martin Marietta Materials.............     1,163
      40    Monsanto Co...........................     1,900
      69    RPM, Inc..............................     1,099
                                                    --------
                                                       9,559
                                                    --------
Retail (4.0%):
      18    Abercrombie & Fitch (b)...............     1,245
      45    Family Dollar Stores..................       994
      43    Jones Apparel Group, Inc. (b).........       944
      51    Just For Feet, Inc. (b)...............       881
      31    Kroger Co. (b)........................     1,888
      39    Office Depot, Inc. (b)(c).............     1,426
      25    Outback Steakhouse, Inc. (b)(c).......     1,013
      28    Rite Aid Corp.........................     1,383
      72    Wal-Mart Stores, Inc..................     5,895
      28    Walgreen Co...........................     1,646
      37    Williams Sonoma, Inc. (b).............     1,496
                                                    --------
                                                      18,811
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Asset Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
 Shelter (1.1%):
      35    Kimberly Clark Corp...................  $  1,924
      37    Leggett & Platt, Inc..................       812
      38    Masco Corp............................     1,101
      28    Pentair, Inc..........................     1,107
                                                    --------
                                                       4,944
                                                    --------
Technology (10.8%):
      28    America Online........................     4,096
      26    American Power Conversion (b).........     1,264
      18    Applied Materials, Inc. (b)...........       756
      22    BMC Software, Inc. (b)................       971
      33    Cadence Design Systems, Inc. (b)......       994
      40    Cisco Systems, Inc. (b)...............     3,699
      36    Compaq Computer Corp. (b).............     1,527
      22    Computer Associates International,
              Inc.................................       916
      19    Compuware Corp. (b)...................     1,484
      54    Dell Computer Corp. (b)...............     3,930
      27    Emc Corp. (b).........................     2,295
      40    Intel Corp............................     4,766
      27    International Business Machines (b)...     5,044
      33    Lucent Technologies, Inc..............     3,663
      31    Maxim Integrated Products, Inc. (b)...     1,350
      72    Microsoft Corp. (b)...................     9,972
      27    SCI Systems, Inc. (b)(c)..............     1,577
      17    Solectron Corp. (b)...................     1,561
      14    TRW, Inc..............................       792
                                                    --------
                                                      50,657
                                                    --------
Transportation (0.3%):
      28    Kansas City Southern Industries.......     1,362
                                                    --------
Utilities (6.6%):
      52    Ameritech Corp........................     3,315
      42    AT&T Corp. (c)........................     3,161
      33    Baltimore Gas & Electric Co...........     1,031
      25    Century Telephone Enterprises.........     1,708
      14    Duke Energy Corp......................       903
      26    El Paso Energy Corp...................       898
      25    Energy East Corp......................     1,407
      27    General Public Utilities Corp.........     1,193
      39    L G & E Energy Corp...................     1,099
      66    MCI Worldcom, Inc. (b)................     4,721
      24    New Century Energies, Inc.............     1,155
      35    QWEST Communications International
              (b).................................     1,755
      75    SBC Communications, Inc...............     4,011
      28    Southern Co...........................       820
      24    Sprint Corp...........................     2,019

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      12    Sprint Corp. PCS (b)..................  $    276
      49    Williams Cos., Inc. (c)...............     1,531
                                                    --------
                                                      31,003
                                                    --------
  Total Common Stocks                                273,106
                                                    --------
CORPORATE BONDS (8.3%):
Banking, Finance & Insurance (4.0%):
 $ 1,000    Association Corp., 8.27%, 11/8/01.....     1,073
   1,000    BankAmerica Corp., 8.13%, 2/1/02......     1,074
     500    Chrysler Financial Corp., 5.88%,
              2/7/01..............................       506
   1,450    Circuit City Credit Card Master Trust,
              6.38%, 8/15/05......................     1,474
   1,350    Contimortgage Home Equity Loan Trust,
              Series 1998-1, Class A6, 6.58%,
              12/15/18............................     1,376
   2,000    First Hawaiian, Inc., 6.25%,
              8/15/00.............................     2,024
     610    Ford Credit Auto Loan Master Trust,
              5.50%, 2/15/03......................       614
     500    Ford Motor Credit Corp., 8.38%,
              1/15/00.............................       515
     250    General Motors Acceptance Corp.,
              7.00%, 3/1/00.......................       254
   1,250    General Motors Acceptance Corp.,
              8.25%, 2/24/04......................     1,389
   2,000    Goldman Sachs Group, 7.20%, 3/1/07,
              144A................................     2,107
     750    Huntington National Bank, 6.75%,
              6/15/03.............................       787
   1,000    International Lease Finance Corp.,
              5.88%, 1/15/01......................     1,010
   1,000    KeyCorp, 7.00%, 5/11/05...............     1,063
     500    Lehman Brothers, Inc., 9.88%,
              10/15/00............................       529
     138    MBNA Master Credit Card, 5.40%,
              3/15/99.............................       137
     800    McDonnell Douglas Corp., 9.30%,
              9/11/02.............................       815
     307    McDonnell Douglas Corp., 6.45%,
              12/5/02.............................       315
     250    Nationsbank Texas, 6.75%, 8/15/00.....       257
   1,000    Society National Bank, 6.75%,
              6/15/03.............................     1,041
     500    Suntrust Banks, 7.38%, 7/1/02.........       532
                                                    --------
                                                      18,892
                                                    --------
Capital Goods (0.6%):
   1,000    Cummins Engine Co., Inc., 6.45%,
              3/1/05..............................       976
   2,000    Tyco International Group SA, 6.25%,
              6/15/03.............................     2,035
                                                    --------
                                                       3,011
                                                    --------
Consumer Durable (0.1%):
     250    Ford Motor Co., 9.00%, 9/15/01........       273
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Asset Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Consumer Non-Durable (0.2%):
 $   250    Anheuser Busch Co., 8.75%, 12/1/99....  $    258
     500    Campbell Soup Co., 5.63%, 9/15/03.....       500
                                                    --------
                                                         758
                                                    --------
Consumer Services (0.3%):
   1,627    Hertz, 6.00%, 1/15/03.................     1,601
                                                    --------
Energy (0.4%):
   1,250    Occidental Petroleum, 9.25%, 8/1/19...     1,449
     500    Union Pacific Co., 7.60%, 5/1/05......       529
                                                    --------
                                                       1,978
                                                    --------
Governments (Foreign) (0.4%):
   2,000    Province of Quebec, 6.50%, 1/17/06....     2,088
                                                    --------
Health Care (0.1%):
     250    Johnson & Johnson, 7.38%, 6/29/02.....       268
                                                    --------
Raw Materials (0.0%):
     200    Du Pont (EI) de Nemours & Co., 8.70%,
              2/7/01..............................       214
                                                    --------
Retail (0.9%):
   1,000    Dayton Hudson Corp., 7.25%, 9/1/04....     1,080
   2,093    JC Penney, 7.25%, 4/1/02..............     2,193
     750    Sears Roebuck Acceptance, 7.13%,
              5/2/03..............................       793
                                                    --------
                                                       4,066
                                                    --------
Technology (0.2%):
     750    Lockhead Corp., 7.63%, 6/15/04........       824
                                                    --------
Utilities (1.1%):
     750    AT&T Corp., 7.50%, 6/1/06.............       844
   2,400    Columbia Gas System, 6.80%,
              11/28/05............................     2,558
     250    Duke Power Co., 7.00%, 7/1/00.........       257
     250    Southern California Edison, 7.50%,
              4/15/99.............................       252
     675    Virginia Electric & Power, 9.15%,
              6/10/99.............................       685
     500    Virginia Electric & Power, 6.63%,
              4/1/03..............................       526
                                                    --------
                                                       5,122
                                                    --------
  Total Corporate Bonds                               39,095
                                                    --------
U.S. GOVERNMENT AGENCY MORTGAGES (17.3%):
Federal Home Loan Mortgage Corp. (4.7%):
       1    7.00%, 4/1/00, Pool #253036...........         1
   1,484    7.00%, 1/25/03, Pool #G92-39-L........     1,486
      49    10.00%, 9/1/03, Pool #E30407..........        52
      45    9.00%, 5/1/06, Pool #B0-0282..........        48
     242    8.00%, 3/1/08, Pool #E45796...........       250
     243    9.00%, 8/1/09, Pool #279063...........       253
     836    7.00%, 1/1/12, Pool #E66116...........       857
   1,406    6.50%, 3/1/13, Pool #E69466...........     1,427
   1,375    6.00%, 3/1/13, Pool #E69409...........     1,380

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
 $   890    7.00%, 6/1/13, Pool #E00554...........  $    910
     948    6.50%, 6/1/13, Pool #E00552...........       962
     975    6.00%, 8/1/13, Pool #E00565...........       979
     267    10.50%, 10/1/20, Pool #D24679.........       297
   1,486    6.50%, 11/15/22, Pool #1152...........     1,487
   2,000    7.15%, 1/15/23, Pool #1517-I..........     2,051
     368    8.00%, 4/1/25, Pool #C00401...........       383
     228    8.00%, 5/1/25, Pool #D60455...........       237
     353    7.00%, 2/1/26, Pool #D69343...........       361
     606    6.50%, 2/1/26, Pool #D68616...........       613
     728    6.50%, 2/1/26, Pool #D68124...........       737
     452    7.00%, 3/1/26, Pool #D69430...........       463
     649    7.50%, 5/1/26, Pool #C00460...........       669
     418    8.50%, 7/1/26, Pool #C00472...........       439
     889    7.00%, 10/1/26, Pool #D75494..........       909
     692    7.50%, 12/1/27, Pool #C00542..........       712
   1,821    8.50%, 7/1/28, Gold Pool #G00981......     1,912
   1,993    6.00%, 8/1/28, Pool #C13638...........     1,968
                                                    --------
                                                      21,843
                                                    --------
Federal National Conventional Loan (0.1%):
     409    8.00%, 6/1/24, Pool #270402...........       425
     236    8.00%, 6/1/24, Pool #250085...........       246
                                                    --------
                                                         671
                                                    --------
Federal National Mortgage Assoc. (5.3%):
   5,000    5.88%, 2/2/06.........................     5,201
     688    7.00%, 9/1/07, Pool #185265...........       706
   2,000    7.50%, 8/1/09, Pool #292020...........     2,062
     721    6.50%, 5/1/11, Pool #337195...........       735
   1,380    6.50%, 4/1/13, Pool #414513...........     1,400
     797    7.00%, 6/1/13, Pool #427488...........       814
   2,000    6.50%, 6/25/13........................     2,046
   2,500    6.00%, 11/1/13, Pool #323458..........     2,507
   1,911    8.50%, 11/1/18, Pool #313280..........     2,007
     672    7.00%, 7/1/25, Pool #317252...........       689
     669    6.50%, 2/1/26, Pool #337115...........       676
     854    7.00%, 3/1/26, Pool #365488...........       874
     617    7.50%, 5/1/26, Pool #344916...........       636
     746    7.00%, 5/1/26, Pool #346269...........       764
     582    7.50%, 11/1/26, Pool #363626..........       599
     989    6.50%, 2/1/28, Pool #417157...........       996
   1,989    6.00%, 8/1/28, Pool #436125...........     1,964
                                                    --------
                                                      24,676
                                                    --------
Government National Mortgage Assoc. (7.2%):
     235    7.50%, 8/15/07, Pool #329613..........       243
   2,000    7.00%, 07/15/08, Pool #348872.........     2,063
     323    7.00%, 7/15/08, Pool #326444..........       334
     439    6.50%, 7/15/08, Pool #349693..........       449

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Asset Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    49    6.50%, 3/15/09, Pool #367398..........  $     50
   1,121    6.50%, 5/15/09, Pool #366779..........     1,147
     643    5.50%, 4/20/11, Pool #2222............       632
      10    13.50%, 5/15/11, Pool #047241.........        12
   1,985    6.50%, 10/1/13, Pool #468228..........     2,021
      18    12.00%, 3/15/14, Pool #109220.........        20
       8    13.50%, 9/15/14, Pool #119582.........         9
      64    9.00%, 12/15/16, Pool #203620.........        69
      76    8.00%, 4/15/17, Pool #192100..........        80
      84    10.00%, 7/15/18, Pool #248404.........        92
      52    10.00%, 3/15/19, Pool #265770.........        57
      40    8.00%, 5/15/22, Pool #329176..........        42
      78    6.50%, 1/15/24, Pool #376656..........        79
     163    8.00%, 4/15/24, Pool #376038..........       170
     957    7.00%, 4/15/24, Pool #355120..........       984
     735    8.00%, 8/15/24, Pool #394024..........       767
   1,249    7.50%, 6/15/25, Pool #401860..........     1,293
   1,151    7.00%, 8/15/25, Pool #413007..........     1,183
   2,385    8.50%, 9/20/25, Pool# 412336..........     2,518
   5,675    7.00%, 2/15/26, Pool #426280..........     5,829
     847    6.50%, 4/15/26, Pool #424185..........       859
     945    6.50%, 4/15/26, Pool #416192..........       959
     426    8.00%, 5/15/26, Pool #426783..........       444
     549    7.50%, 5/15/26, Pool #408313..........       568
     544    7.50%, 5/15/26, Pool #375345..........       563
     713    7.00%, 5/15/26, Pool #375344..........       732
     553    8.50%, 1/15/27, Pool #432266..........       588
     840    8.00%, 9/15/27, Pool #451932..........       874
     848    7.50%, 12/15/27, Pool #455358.........       876
     980    6.50%, 3/15/28, Pool #430634..........       990
     812    7.00%, 4/15/28, Pool #473915..........       832
     877    7.50%, 5/15/28, Pool# 465069..........       905
     995    7.00%, 6/15/28, Pool #477123..........     1,019
   1,674    8.00%, 7/20/28, Pool #2619............     1,732
   1,993    6.00%, 10/20/28, Pool #2657...........     1,968
                                                    --------
                                                      34,052
                                                    --------
  Total U.S. Government Agency Mortgages              81,242
                                                    --------
U.S. TREASURY OBLIGATIONS (10.5%):
U.S. Treasury Bills (0.0%):
      30    2/4/99................................        30
     135    2/25/99...............................       134
                                                    --------
                                                         164
                                                    --------
U.S. Treasury Bonds (2.9%):
     750    11.25%, 2/15/15 (c)...................     1,239
   2,900    7.50%, 11/15/16 (c)...................     3,602
   4,700    8.13%, 8/15/19 (c)....................     6,278
   1,000    7.88%, 2/15/21 (c)....................     1,315

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
 $ 1,000    7.13%, 2/15/23 (c)....................  $  1,230
                                                    --------
                                                      13,664
                                                    --------
U.S. Treasury Notes (7.6%):
   3,000    7.00%, 4/15/99 (c)....................     3,020
   1,500    6.38%, 7/15/99 (c)....................     1,514
   2,000    8.00%, 8/15/99 (c)....................     2,040
     500    8.50%, 2/15/00 (c)....................       521
   4,000    6.25%, 10/31/01 (c)...................     4,170
   4,150    6.25%, 2/15/03 (c)....................     4,385
   1,500    5.75%, 8/15/03 (c)....................     1,566
   1,500    6.50%, 8/15/05 (c)....................     1,649
   5,000    5.88%, 11/15/05 (c)...................     5,341
   5,000    6.88%, 5/15/06 (c)....................     5,663
   2,000    6.25%, 2/15/07 (c)....................     2,199
   3,000    6.13%, 8/15/07 (c)....................     3,282
                                                    --------
                                                      35,350
                                                    --------
  Total U.S. Treasury Obligations                     49,178
                                                    --------
INVESTMENT COMPANIES (2.6%):
  12,320    One Group Prime Money Market Fund,
              Class I.............................    12,320
                                                    --------
  Total Investment Companies                          12,320
                                                    --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (10.2%):
Investment Companies (0.3%):
     767    AIM Liquid Asset Money Market Fund....       767
     767    AIM Prime Money Market Fund...........       766
                                                    --------
                                                       1,533
                                                    --------
Master Notes (1.4%):
 $ 2,300    Bear Stearns Mortgage Capital, 5.77%,
              1/4/99*.............................     2,300
   1,150    Merrill Lynch, 5.75%, 1/4/99*.........     1,150
     690    NationsBanc Capital Markets, 5.70%,
              1/4/99*.............................       690
   2,299    Williamette Industries, Inc., 5.00%,
              1/6/99*.............................     2,299
                                                    --------
                                                       6,439
                                                    --------
Put Bonds (3.2%):
   1,915    Associates Corp., 4.99%, 1/4/99.......     1,915
   1,533    Branch Banking & Trust, 5.05%,
              12/10/99*...........................     1,533
   1,763    Evangelical Lutheran, 5.73%,
              4/28/99*............................     1,760
   1,150    GMAC, 5.10%, 11/10/99*................     1,151
   1,150    GMAC, 5.11%, 11/10/99*................     1,152
   1,916    Goldman Sachs, 5.15%, 11/21/00*.......     1,916
   3,499    Greenwich Capital, 6.08%, 12/13/99*...     3,450

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Asset Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $ 1,916    Lehman Brothers Holdings, 5.84%,
              3/3/00*.............................  $  1,916
                                                    --------
                                                      14,793
                                                    --------
Repurchase Agreements (5.3%):
   1,916    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $1,767 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24 market value
              $2,102).............................     1,916
  15,329    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $14,829 various
              Corporate Bonds, 0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
              $16,097)............................    15,329
   1,172    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $1,230 Racers
              Asset Backed Bonds, 5.78%, 6/7/99
              market value $1,230)................     1,172

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $   230    Lehman Brothers, 5.40%, 1/4/99
              (Collateralized by $241 Barton
              Capital Commercial Paper, 0.00%,
              3/25/99, market value $241).........  $    230
     767    Morgan Stanley, 5.64%, 1/4/99
              (Collateralized by $870 various
              Asset Backed Securities,
              0.00% - 7.04%, 11/12/02 - 7/31/15,
              market value $807)..................       767
   5,749    Paine Webber, 5.60%, 1/4/99
              (Collateralized by $5,549 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
              $6,036).............................     5,749
                                                    --------
                                                      25,163
                                                    --------
  Total Short-Term Securities Held as Collateral      47,928
                                                    --------
Total (Cost $454,421)(a)                            $517,485
                                                    ========

------------

Percentages indicated are based on net assets of $469,246.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized of securities as follows (amounts in thousands):

Unrealized appreciation......................    $70,893
Unrealized depreciation......................     (7,829)
                                                 -------
Net unrealized appreciation..................    $63,064
                                                 =======

(b) Non-income producing securities.
(c) A portion of this security was loaned as of December 31, 1998.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 COMMON STOCKS (93.9%):
Business Equipment & Services (1.3%):
      63    Automatic Data Processing, Inc........  $  5,052
     225    Dun & Bradstreet......................     7,101
                                                    --------
                                                      12,153
                                                    --------
Capital Goods (7.3%):
     180    Browning-Ferris Industries, Inc.......     5,119
     200    Cooper Industries, Inc................     9,538
     110    Emerson Electric Co...................     6,655
     375    General Electric Co...................    38,273
     120    Johnson Controls, Inc.................     7,080
     125    Sherwin-Williams Co...................     3,672
                                                    --------
                                                      70,337
                                                    --------
Consumer Durable (1.5%):
     250    Ford Motor Co.........................    14,672
                                                    --------
Consumer Non-Durable (13.1%):
     110    American Greetings Corp., Class A.....     4,517
     240    Campbell Soup Co......................    13,200
      85    Clorox Co.............................     9,929
     242    Coca-Cola Co..........................    16,184
     400    ConAgra, Inc..........................    12,600
     100    Eastman Kodak Co......................     7,200
     115    H.J. Heinz Co.........................     6,512
     120    International Flavors & Fragrances,
              Inc.................................     5,303
      75    Kellogg Co. (b).......................     2,559
     150    McCormick & Co., Inc..................     5,072
     120    PepsiCo, Inc..........................     4,913
     325    Philip Morris Co., Inc................    17,387
     155    Proctor & Gamble Co...................    14,153
     104    Quaker Oats Co........................     6,188
                                                    --------
                                                     125,717
                                                    --------
Consumer Services (1.2%):
     110    McGraw-Hill Co., Inc..................    11,206
                                                    --------
Energy (8.5%):
     185    Amoco Corp............................    10,915
      80    Atlantic Richfield Co.................     5,220
      50    El Paso Energy Corp...................     1,741
     300    Exxon Corp............................    21,937
     165    Halliburton Co........................     4,888
     190    Mobil Corp............................    16,554
     350    Royal Dutch Petroleum Co..............    16,756
     100    USX-Marathon Group....................     3,013
                                                    --------
                                                      81,024
                                                    --------
Financial Services (16.8%):
     200    Allstate Corp.........................     7,725
     175    American Express Co...................    17,893

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     100    Associates First Capital, Class A.....  $  4,238
     272    BankAmerica Corp......................    16,328
     130    Chase Manhattan Corp..................     8,848
     150    Citigroup Inc.........................     7,425
     216    Federal National Mortgage Assoc.......    15,983
     240    First Tennessee National Corp.........     9,135
     150    First Union Corp......................     9,122
      70    J.P. Morgan & Co., Inc................     7,354
     130    Lincoln National Corp.................    10,636
     125    National City Corp....................     9,063
     200    Reliastar Financial Corp..............     9,225
     110    Southtrust Corp.......................     4,063
      60    TransAmerica Corp.....................     6,930
     220    U.S. Bancorp..........................     7,810
     200    Wells Fargo Co........................     7,988
                                                    --------
                                                     159,766
                                                    --------
Health Care (14.3%):
     110    Abbott Labs...........................     5,390
     375    American Home Products Co.............    21,117
     225    Baxter International, Inc.............    14,470
     175    Bristol Myers Squibb Co...............    23,416
     125    Merck & Co., Inc......................    18,461
     125    Pfizer, Inc...........................    15,680
     350    Schering Plough Corp..................    19,338
     260    Warner Lambert Co.....................    19,549
                                                    --------
                                                     137,421
                                                    --------
Multi-Industry (0.5%):
      70    Minnesota Mining & Manufacturing
              Co..................................     4,979
                                                    --------
Raw Materials (2.8%):
     120    Dow Chemical Co.......................    10,912
     140    Du Pont (EI) de Nemours & Co..........     7,429
     150    Nalco Chemical Co.....................     4,650
     140    Pall Corp.............................     3,544
                                                    --------
                                                      26,535
                                                    --------
Retail (3.7%):
     178    Albertsons, Inc. (b)..................    11,336
     155    May Department Stores Co..............     9,358
     125    Wal-Mart Stores, Inc. (b).............    10,180
      80    Walgreen Co...........................     4,685
                                                    --------
                                                      35,559
                                                    --------
Shelter (6.2%):
      80    Archstone Communities Trust...........     1,620
      43    Avalon Bay Communities, Inc...........     1,462
      41    Boston Properties, Inc................     1,235
      45    Camden Property Trust.................     1,178

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Shelter, continued:
      40    Carramerica Realty Corp...............  $    960
      56    CBL & Associates Properties...........     1,438
      35    Chelsea GCA Realty, Inc...............     1,261
      44    Colonial Properties Trust.............     1,172
      45    Developers Diversified Realty Corp....       802
      43    Duke Realty Investments, Inc..........     1,002
      89    Equity Office Properties Trust........     2,143
      38    Equity Residential Properties Trust...     1,542
      54    Federal Realty Trust..................     1,283
      36    Highwoods Properties..................       914
     150    Kimberly Clark Corp...................     8,175
      66    Liberty Property Trust................     1,620
      31    Macerich Co...........................       792
      58    Mack Cali Realty Corp.................     1,775
     284    Masco Corp............................     8,160
       3    Merry Land & Properties (c)...........        11
      55    Mills Corp............................     1,099
      66    Prentiss Properties Trust.............     1,482
      47    Public Storage, Inc...................     1,269
      26    Shurgard Storage Centers..............       658
      29    Simon Property Group,Inc..............       827
     270    Sonoco Products Co....................     7,984
      43    Spieker Properties, Inc...............     1,503
      76    Starwood Hotels & Resorts.............     1,724
      68    Summit Properties, Inc................     1,173
      74    Taubman Centers, Inc..................     1,022
       2    Vornado Operating Co. (c).............        19
      48    Vornado Realty Trust..................     1,630
      29    Weeks Corp............................       806
                                                    --------
                                                      59,741
                                                    --------
Technology (6.0%):
     100    Boeing Co.............................     3,263
     100    Hewlett Packard Co....................     6,831
     105    International Business Machines.......    19,398
      65    Lockheed Martin Corp..................     5,509
      60    United Technologies Corp..............     6,525
     135    Xerox Corp............................    15,930
                                                    --------
                                                      57,456
                                                    --------
Transportation (0.3%):
     100    Norfolk Southern Corp.................     3,169
                                                    --------
Utilities (10.4%):
     200    AT&T Corp. (b)........................    15,050
     300    BellSouth Corp........................    14,963
     180    Central & South West Corp.............     4,939
     160    Entergy Corp. (b).....................     4,980
     215    GTE Corp..............................    13,975
     200    L G & E Energy Corp...................     5,674

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     125    New Century Energies, Inc.............  $  6,094
     190    Northern States Power Co..............     5,273
     400    SBC Communications, Inc...............    21,449
      90    Sprint Corp...........................     7,571
                                                    --------
                                                      99,968
                                                    --------
  Total Common Stocks                                899,703
                                                    --------
CONVERTIBLE BONDS (3.1%):
Capital Goods (0.5%):
 $ 5,000    U.S. Filter Corp., 4.50%, 12/15/01....     4,706
                                                    --------
Health Care (1.5%):
   4,000    Alza Corp., 5.00%, 5/1/06.............     5,750
   4,000    Athena Neurosciences, 4.75%,
              11/15/04............................     4,715
   4,500    Medical Care International, 6.75%,
              10/1/06.............................     4,095
                                                    --------
                                                      14,560
                                                    --------
Shelter (0.7%):
   7,000    Hilton Hotels Corp., 5.00%, 5/15/06...     6,379
                                                    --------
Utilities (0.4%):
      75    El Paso Energy Corp., 4.75%,
              3/31/28.............................     3,591
                                                    --------
  Total Convertible Bonds                             29,236
                                                    --------
PREFERRED STOCKS (2.4%):
Capital Goods (0.5%):
     210    Ingersoll-Rand Co.....................     4,988
                                                    --------
Computer Software (0.6%):
      55    Microsoft Corp. (b)...................     5,376
                                                    --------
Consumer Goods & Services (0.3%):
     250    Mattel Inc............................     2,438
                                                    --------
Financial Services (1.0%):
      95    Newell Financial Trust (c)............     4,964
      85    St. Paul Capital......................     5,482
                                                    --------
                                                      10,446
                                                    --------
  Total Preferred Stocks                              23,248
                                                    --------
INVESTMENT COMPANIES (0.4%):
   3,946    One Group Prime Money Market Fund,
              Class I.............................     3,946
                                                    --------
  Total Investment Companies                           3,946
                                                    --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (3.7%):
Investment Companies (0.1%):
     562    AIM Liquid Asset Money Market Fund....       562
     562    AIM Prime Money Market Fund...........       562
                                                    --------
                                                       1,124
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Investment Companies, continued:
Master Notes (0.5%):
 $ 1,686    Bear Stearns Mortgage Capital, 5.77%,
              1/4/99*.............................  $  1,686
     843    Merrill Lynch, 5.75%, 1/4/99*.........       843
     506    NationsBanc Capital Markets, 5.70%,
              1/4/99*.............................       506
   1,686    Williamette Industries, Inc., 5.00%,
              1/6/99..............................     1,686
                                                    --------
                                                       4,721
                                                    --------
Put Bonds (1.1%):
   1,405    Associates Corp., 4.99%, 1/4/99.......     1,405
   1,124    Branch Banking & Trust, 5.05%,
              12/10/99*...........................     1,124
   1,293    Evangelical Lutheran, 5.73%,
              4/28/99*............................     1,291
     843    GMAC, 5.11%, 11/10/99*................       844
     843    GMAC, 5.10%, 11/10/99*................       844
   1,405    Goldman Sachs, 5.15%, 11/21/00*.......     1,405
   2,529    Greenwich Capital, 6.08%, 12/13/99*...     2,529
   1,405    Lehman Brothers Holdings, 5.84%,
              3/3/00*.............................     1,405
                                                    --------
                                                      10,847
                                                    --------
Repurchase Agreements (2.0%):
   1,405    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $1,296 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24, market value
              $1,541).............................     1,405
  11,241    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $10,873 various
              Corporate Bonds, 0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
              $11,803)............................    11,241

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $   859    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $902 Racers Asset
              Backed Bonds, 5.78%, 6/7/99, market
              value $902).........................  $    859
     169    Lehman Brothers, 5.40%, 1/4/99
              (Collateralized by $177 Barton
              Capital Commercial Paper, 0.00%,
              3/25/99, market value $177).........       169
     562    Morgan Stanley, 5.64%, 1/4/99
              (Collateralized by $638 various
              Asset Backed Securities,
              0.00% - 7.04%, 11/12/02 - 7/31/15,
              market value $592)..................       562
   4,215    Paine Webber, 5.60%, 1/4/99
              (Collateralized by $4,069 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
              $4,426).............................     4,215
                                                    --------
                                                      18,451
                                                    --------
  Total Short-Term Securities Held as Collateral      35,143
                                                    --------
Total (Cost $510,101) (a)                           $991,276
                                                    ========

------------

Percentages indicated are based on net assets of $958,050.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $492,206
                   Unrealized depreciation......................   (11,031)
                                                                  --------
                   Net unrealized appreciation..................  $481,175
                                                                  ========

(b) A portion of this security was loaned as of December 31, 1998.

(c) Non-income producing securities

* The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
 COMMERCIAL PAPER (0.7%):
Financial Services (0.7%):
 $10,000    Special Purpose Accounts Receivable
              Cooperative Corp., 5.27%,
              3/10/99...........................  $    9,901
                                                  ----------
  Total Commercial Paper                               9,901
                                                  ----------
COMMON STOCKS (98.7%):
Business Equipment & Services (1.8%):
      41    Automatic Data Processing, Inc......       3,324
      24    Browning-Ferris Industries, Inc.....         679
      12    Canadian Moore Corp., Ltd...........         133
      10    Ceridian Corp.......................         686
      22    Computer Sciences Corp. (b).........       1,390
      11    Deluxe Corp.........................         402
      23    Dun & Bradstreet Corp...............         724
      18    Ecolab, Inc.........................         643
      20    Equifax, Inc........................         693
      61    First Data Corp.....................       1,923
      14    H & R Block, Inc....................         619
      19    Ikon Office Solutions...............         159
      19    Interpublic Group of Companies,
              Inc...............................       1,521
      44    Laidlaw, Inc........................         445
       6    National Service Industries, Inc....         216
      22    Omnicom Group, Inc..................       1,299
      22    Paychex, Inc........................       1,152
      37    Pitney Bowes, Inc...................       2,468
      19    R.R. Donnelley & Sons Co............         816
      10    Ryder Systems, Inc..................         254
      35    Service Corporation International...       1,346
      79    Waste Management, Inc...............       3,673
                                                  ----------
                                                      24,565
                                                  ----------
Capital Goods (5.3%):
       4    Aeroquip-Vickers, Inc...............         113
      12    Black & Decker Corp.................         677
      10    Case Corp...........................         218
      49    Caterpillar, Inc....................       2,264
      14    Cooper Industries, Inc..............         677
       9    Crane Co............................         286
       6    Cummins Engine, Inc.................         196
      33    Deere & Co..........................       1,084
      31    Dover Corp..........................       1,120
      60    Emerson Electric Co.................       3,655
      10    Fluor Corp..........................         443
       6    Foster Wheeler Corp.................          74
     449    General Electric Co.................      45,866
      13    Grainger W.W., Inc..................         542
       7    Harnischfeger Industries, Inc.......          66
      17    Honeywell, Inc......................       1,301
      34    Illinois Tool Works.................       1,992
      23    Ingersoll Rand Co...................       1,057

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
      12    Johnson Controls, Inc...............  $      684
       5    Milacron, Inc.......................         102
       1    Nacco Industries, Inc...............         103
       9    Navistar International Corp. (b)....         262
       7    Owens-Corning Fiberglass Corp.......         264
      11    Paccar, Inc.........................         439
      15    Parker-Hannifin Corp................         490
      24    PPG Industries, Inc.................       1,414
      24    Sherwin-Williams Co.................         694
       8    Snap-On, Inc........................         282
      12    Stanley Works.......................         339
      22    Thermo Electron Corp. (b)...........         367
       8    Timken Co...........................         154
      88    Tyco International, Ltd.............       6,662
                                                  ----------
                                                      73,887
                                                  ----------
Consumer Durable (1.6%):
      21    Autozone, Inc. (b)..................         691
       3    Briggs & Stratton Corp..............         153
      10    Cooper Tire & Rubber Co.............         212
      23    Dana Corp...........................         929
      10    Eaton Corp..........................         691
     166    Ford Motor Co.......................       9,737
      90    General Motors Corp.................       6,425
      25    Genuine Parts Co....................         825
      21    Goodyear Tire & Rubber Co...........       1,080
      14    ITT Industries, Inc.................         568
      12    Maytag Corp.........................         766
      10    Whirlpool Corp......................         575
                                                  ----------
                                                      22,652
                                                  ----------
Consumer Non-Durable (10.1%):
       7    Alberto Culver Co., Class B.........         199
      10    American Greetings Corp., Class A...         398
      66    Anheuser Busch Co...................       4,302
      81    Archer-Daniels-Midland Co...........       1,399
      36    Avon Products, Inc..................       1,592
       4    Ball Corp...........................         176
       7    Bemis Co............................         274
      39    Bestfoods...........................       2,086
       9    Brown-Forman Corp., Class B.........         715
      61    Campbell Soup Co....................       3,377
      14    Clorox Co...........................       1,663
      54    Coca Cola Enterprises...............       1,923
     338    Coca-Cola Co........................      22,610
      40    Colgate Palmolive Co................       3,727
      67    ConAgra, Inc........................       2,115
       5    Coors Adolph Co., Class B...........         281
      17    Crown Cork & Seal Co................         516

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
      44    Eastman Kodak Co....................  $    3,197
      30    Fort James Corp.....................       1,198
      23    Fortune Brands, Inc.................         743
      10    Fruit of The Loom, Inc., Class A
              (b)...............................         136
      21    General Mills, Inc..................       1,630
     152    Gillette Co.........................       7,351
      50    H.J. Heinz Co.......................       2,813
      20    Hershey Foods Corp..................       1,223
      15    International Flavors & Fragrances,
              Inc...............................         642
       5    Jostens, Inc........................         128
      56    Kellogg Co..........................       1,895
       9    Liz Claiborne, Inc..................         279
      22    Newell Co...........................         921
      39    Nike, Inc., Class B.................       1,593
     201    PepsiCo, Inc........................       8,238
     334    Philip Morris Co., Inc..............      17,866
      33    Pioneer Hi-Bred International,
              Inc...............................         894
       6    Polaroid Corp.......................         113
     182    Procter & Gamble Co.................      16,616
      19    Quaker Oats Co......................       1,114
      43    Ralston Purina Group................       1,386
       8    Reebok International Ltd. (b).......         116
      21    Rubbermaid, Inc.....................         645
       5    Russell Corp........................         101
      67    Safeway Inc. (b)....................       4,065
     125    Sara Lee Corp.......................       3,531
      54    Seagram Co., Ltd....................       2,056
       2    Springs Industries, Inc., Class A...         101
      17    Supervalu, Inc......................         463
      46    Sysco Corp..........................       1,258
       8    Tupperware Corp.....................         131
      88    Unilever N. V. .....................       7,279
      25    UST, Inc............................         889
      16    V.F. Corp...........................         773
      16    Wrigley (Wm.) Junior Co.............       1,429
                                                  ----------
                                                     140,166
                                                  ----------
Consumer Services (4.1%):
      13    Brunswick Corp......................         326
      82    Carnival Corp. Class A..............       3,922
      97    CBS Corp. (b).......................       3,171
     117    Cendant Corp........................       2,229
      34    Clear Channel Communications........       1,876
      51    Comcast Corp., Class A..............       2,972
      13    Dow Jones & Co., Inc................         619
      39    Gannett Co., Inc....................       2,489
      14    Harrah's Entertainment, Inc.
              (b)(c)............................         218
      18    Hasbro, Inc.........................         648
      36    Hilton Hotels Corp..................         683

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
      10    King World Productions, Inc. (b)....  $      294
      11    Knight-Ridder, Inc..................         550
      34    Marriott International, Class A.....         995
      39    Mattel, Inc.........................         899
      14    McGraw-Hill Co., Inc................       1,378
      83    Media One Group, Inc. (b)...........       3,911
       7    Meredith Corp.......................         274
      25    Mirage Resorts, Inc. (b)............         368
      25    New York Times Co., Class A.........         868
      74    Tele-Communications, Inc., Class A
              (b)...............................       4,082
     168    Time Warner, Inc....................      10,445
      11    Times Mirror Co., Class A...........         614
      16    Tribune Co..........................       1,075
      48    Viacom, Inc., Class B (b)...........       3,531
     281    Walt Disney Co......................       8,429
                                                  ----------
                                                      56,866
                                                  ----------
Energy (6.1%):
      12    Amerada Hess Corp...................         618
     131    Amoco Corp..........................       7,724
      17    Anadarko Petroleum Corp.............         511
      13    Apache Corp.........................         330
      10    Ashland, Inc........................         464
      44    Atlantic Richfield Co...............       2,873
      44    Baker Hughes, Inc...................         782
      24    Burlington Northern.................         870
      89    Chevron Corp........................       7,420
     333    Exxon Corp..........................      24,381
      60    Halliburton Co......................       1,785
       6    Helmerich & Payne, Inc..............         109
       7    Kerr McGee Corp. (c)................         249
       8    McDermott International, Inc........         199
     107    Mobil Corp..........................       9,322
      47    Occidental Petroleum Corp...........         801
      14    Oryx Energy Co. (b).................         195
      35    Phillips Petroleum Co...............       1,488
      12    Rowan Cos., Inc. (b)................         115
     294    Royal Dutch Petroleum Co............      14,080
      75    Schlumberger Ltd....................       3,454
      23    Tenneco, Inc........................         796
      73    Texaco, Inc.........................       3,877
      34    Union Pacific Resources Group,
              Inc...............................         312
      33    Unocal Corp.........................         966
      40    USX-Marathon Group..................       1,220
                                                  ----------
                                                      84,941
                                                  ----------
Financial Services (15.3%):
     113    Allstate Corp.......................       4,346
      62    American Express Co.................       6,343

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      35    American General Corp...............  $    2,696
     144    American International Group,
              Inc...............................      13,913
      23    Aon Corp............................       1,275
      99    Associates First Capital, Class A...       4,202
     104    Bank of New York Co., Inc...........       4,198
     161    Bank One Corp.......................       8,201
     237    BankAmerica Corp....................      14,270
      40    BankBoston Corp.....................       1,574
      13    Bankers Trust Corp..................       1,115
      39    BB&T Corp...........................       1,575
      15    Bear Stearns Co., Inc...............         576
       9    Capital One Financial Corp..........       1,035
      55    Charles Schwab Corp.................       3,088
     116    Chase Manhattan Corp................       7,893
      22    Chubb Corp..........................       1,447
      28    Cigna Corp..........................       2,190
      23    Cincinnati Financial Corp...........         839
     312    Citigroup Inc.......................      15,423
      21    Comerica, Inc.......................       1,451
      43    Conseco, Inc........................       1,319
      15    Countrywide Credit Industries,
              Inc...............................         748
      93    Federal Home Loan Mortgage Corp.....       5,998
     142    Federal National Mortgage Assoc.....      10,523
      37    Fifth Third Bancorp.................       2,606
     135    First Union Corp....................       8,190
      78    Fleet Financial Group, Inc..........       3,481
      35    Franklin Resources, Inc.............       1,112
      11    General RE Corp.....................       2,595
       8    Golden West Financial Corp..........         717
      32    Hartford Financial Services Group...       1,760
      66    Household International, Inc........       2,623
      29    Huntington Bancshares...............         869
      24    J.P. Morgan & Co., Inc..............       2,522
      15    Jefferson Pilot Corp................       1,088
      61    KeyCorp.............................       1,950
      16    Lehman Brothers Holding, Inc........         700
      14    Lincoln National Corp...............       1,134
      35    Marsh & McLennan Co.................       2,054
      14    MBIA, Inc...........................         896
     103    MBNA Corp...........................       2,571
      36    Mellon Bank Corp....................       2,463
      21    Mercantile Bancorp..................         973
      48    Merrill Lynch & Co..................       3,222
      15    MGIC Investment Corp................         598
      79    Morgan Stanley Dean Witter
              Discover..........................       5,623
      45    National City Corp..................       3,286
      15    Northern Trust Corp.................       1,328
      41    PNC Bank Corp.......................       2,234

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      10    Progressive Corp....................  $    1,688
      19    Provident Co., Inc..................         768
      19    Providian Financial.................       1,460
      30    Regions Financial Corp..............       1,197
      15    Republic New York Corp..............         670
      19    SAFECO Corp.........................         801
      23    SLM Holding Corp....................       1,090
      32    St. Paul Co., Inc...................       1,124
      22    State Street Corp...................       1,530
      24    Summit Bancorp......................       1,042
      30    Sunamerica, Inc.....................       2,415
      29    SunTrust Banks, Inc.................       2,199
      36    Synovus Financial Corp..............         878
      19    Torchmark Corp......................         678
       9    TransAmerica Corp...................         986
     100    U.S. Bancorp........................       3,533
      18    Union Planters Corp.................         802
      19    UNUM Corp...........................       1,110
      28    Wachovia Corp.......................       2,428
       0    Waddell & Reed Financial Class B
              (b)(e)............................           0
       0    Waddell & Reed Financial, Class A
              (e)...............................           0
      81    Washington Mutual, Inc..............       3,077
     222    Wells Fargo & Co....................       8,857
                                                  ----------
                                                     211,166
                                                  ----------
Health Care (12.3%):
     208    Abbott Laboratories.................      10,199
      20    Aetna...............................       1,538
       9    Allergan, Inc.......................         586
      12    Alza Corp. (b)......................         623
     181    American Home Products Corp.........      10,176
      35    Amgen, Inc..........................       3,647
       7    Bard C.R., Inc......................         363
       8    Bausch & Lomb, Inc..................         463
      39    Baxter International, Inc...........       2,524
      34    Becton Dickinson & Co...............       1,449
      15    Biomet, Inc.........................         619
      54    Boston Scientific Corp. (b).........       1,444
     136    Bristol Myers Squibb Co.............      18,239
      28    Cardinal Health, Inc................       2,087
      89    Columbia/HCA Healthcare Corp........       2,192
     151    Eli Lilly & Co......................      13,408
      21    Guidant Corp. (b)...................       2,278
      64    HBO & Co............................       1,829
      15    HCR Manor Care, Inc. (b)............         447
      57    Healthsouth Corp. (b)...............         873
      23    Humana, Inc. (b)....................         408
      22    IMS Health Inc......................       1,659

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     184    Johnson & Johnson...................  $   15,472
      10    Mallinckrodt Group, Inc.............         301
      67    Medtronic, Inc......................       4,994
     163    Merck & Co., Inc....................      24,122
       6    Millipore Corp......................         172
     178    Pfizer, Inc.........................      22,325
      70    Pharmacia & Upjohn, Inc.............       3,945
     202    Schering Plough Corp................      11,134
       3    Shared Medical Systems Corp.........         147
      12    St. Jude Medical Center, Inc. (b)...         319
      42    Tenet Healthcare Corp. (b)..........       1,098
      26    United Healthcare Corp..............       1,102
     113    Warner Lambert Co...................       8,468
                                                  ----------
                                                     170,650
                                                  ----------
Multi-Industry (1.0%):
      77    Allied Signal, Inc..................       3,406
      32    Corning, Inc........................       1,427
       5    FMC Corp............................         257
      10    Harcourt General, Inc...............         516
      16    Loews Corp..........................       1,535
      55    Minnesota Mining & Manufacturing
              Co................................       3,912
      22    Textron, Inc........................       1,647
      16    TRW, Inc............................         921
                                                  ----------
                                                      13,621
                                                  ----------
Raw Materials (2.4%):
      32    Air Products & Chemical, Inc........       1,271
      31    Alcan Aluminum Ltd..................         844
      25    Allegheny Teledyne, Inc.............         521
      25    Aluminum Co. of America.............       1,880
       5    ASARCO, Inc.........................          81
      16    Avery Dennison Corp.................         717
      10    B. F. Goodrich Co...................         366
      51    Barrick Gold Corp...................         998
      32    Battle Mountain Gold Co.............         130
      16    Bethlehem Steel Corp. (b)...........         134
      12    Cyprus Amax Minerals Co.............         125
      30    Dow Chemical Co.....................       2,757
     154    Du Pont (EI) de Nemours & Co........       8,195
      11    Eastman Chemical Co.................         485
      20    Engelhard Corp......................         384
      23    Freeport-McMoran Copper & Gold,
              Class B...........................         237
       8    Great Lakes Chemical Corp...........         325
      14    Hercules, Inc.......................         373
      33    Homestake Mining Co.................         301
      23    Inco Ltd............................         241
      42    International Paper Co..............       1,887

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
      86    Monsanto Co.........................  $    4,082
      17    Morton International, Inc...........         408
       9    Nalco Chemical Co...................         277
      22    Newmont Mining Corp.................         405
      12    Nucor Corp..........................         518
      17    Pall Corp...........................         430
       8    Phelps Dodge Corp...................         404
      34    Placer Dome, Inc....................         395
      22    Praxair, Inc........................         762
       9    Reynolds Metals Co..................         468
      23    Rohm & Haas Co......................         689
      14    Sigma-Aldrich Corp..................         405
      18    Union Carbide Corp..................         773
      12    USX-U.S. Steel Group, Inc...........         279
      10    W.R. Grace & Co. (b)................         158
      13    Worthington Industries, Inc.........         159
                                                  ----------
                                                      32,864
                                                  ----------
Retail (6.8%):
      34    Albertsons, Inc.....................       2,143
      38    American Stores Co..................       1,392
      14    Circuit City Stores, Inc............         687
      15    Consolidated Stores Co. (b).........         303
      30    Costco Companies, Inc...............       2,145
      53    CVS Corp............................       2,939
      19    Darden Restaurants, Inc.............         342
      60    Dayton Hudson Corp..................       3,273
      15    Dillard Department Stores, Inc.,
              Class A...........................         415
      25    Dollar General Corp.................         600
      28    Federated Department Stores, Inc....       1,223
      21    Fred Meyer, Inc.....................       1,277
      80    Gap, Inc............................       4,472
       5    Great Atlantic & Pacific Tea,
              Inc...............................         157
     214    Home Depot, Inc.....................      13,118
      35    J.C. Penney, Inc....................       1,632
      68    K-Mart, Inc. (b)....................       1,034
      22    Kohl's Corp. (b)....................       1,333
      35    Kroger Co. (b)......................       2,125
      31    Limited, Inc........................         909
       4    Longs Drug Stores, Inc..............         168
      48    Lowe's Co...........................       2,475
      32    May Department Stores Co............       1,933
      93    McDonald's Corp.....................       7,109
      20    Nordstrom, Inc......................         709
       9    Pep Boys-Manny, Moe & Jack..........         137
      34    Rite Aid Corp.......................       1,701
      53    Sears Roebuck & Co..................       2,235
      43    Staples, Inc. (b)...................       1,865
      14    Tandy Corp..........................         558

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail, continued:
      44    TJX Co., Inc........................  $    1,270
      36    Toys R Us, Inc. (b).................         604
      21    Tricon Global Restaurants (b).......       1,048
     309    Wal-Mart Stores, Inc................      25,165
      68    Walgreen Co.........................       4,003
      17    Wendy's International, Inc..........         372
      20    Winn Dixie Stores, Inc..............         912
                                                  ----------
                                                      93,783
                                                  ----------
Shelter (1.0%):
       6    Armstrong World Industries, Inc.....         332
       7    Boise Cascade Corp..................         232
       8    Centex Corp.........................         345
      13    Champion International Co...........         532
       5    Fleetwood Enterprises, Inc..........         166
      12    Georgia Pacific Corp................         705
       6    Kaufman & Broad Home Corp...........         158
      74    Kimberly Clark Corp.................       4,050
      15    Louisiana Pacific Corp..............         273
      46    Masco Corp..........................       1,329
      14    Mead Corp...........................         414
      21    Owens-Illinois, Inc. (b)............         651
       4    Potlatch Corp.......................         139
       6    Pulte Corp..........................         165
      11    Sealed Air Corp. (b)................         586
      11    Sunoco, Inc.........................         393
       8    Temple Inland, Inc..................         450
      10    Union Camp Corp.....................         642
      14    Westvaco Corp.......................         373
      27    Weyerhaeuser Co.....................       1,386
      15    Williamette Industries, Inc.........         510
                                                  ----------
                                                      13,831
                                                  ----------
Technology (18.6%):
      48    3Com Corp. (b)......................       2,165
       9    Adobe Systems, Inc..................         423
      20    Advanced Micro Devices, Inc. (b)....         570
      30    AMP, Inc............................       1,564
      12    Andrew Corp. (b)....................         194
      18    Apple Computer, Inc. (b)............         726
      50    Applied Materials, Inc. (b).........       2,154
      30    Ascend Communications, Inc. (b).....       1,959
       6    Auto Desk, Inc......................         270
      29    BMC Software Inc. (b)...............       1,274
     137    Boeing Co...........................       4,471
      22    Cabletron Systems, Inc. (b).........         185
     216    Cisco Systems, Inc. (b).............      20,052
     232    Compaq Computer Corp................       9,722

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
      74    Computer Associates International,
              Inc...............................  $    3,148
      18    Danaher Corp Common.................         994
       5    Data General Corp. (b)..............          86
     175    Dell Computer Corp. (b).............      12,782
       6    EG&G, Inc...........................         170
      68    Electronic Data System Corp.........       3,397
      69    EMC Corp. (b).......................       5,852
      21    Gateway 2000, Inc. (b)..............       1,099
      17    General Dynamics Corp...............       1,016
      23    General Instrument Corp. (b)........         779
      11    Harris Corp.........................         403
     142    Hewlett Packard Co..................       9,714
     229    Intel Corp..........................      27,109
     128    International Business Machines.....      23,634
      12    KLA-Tencor Corp. (b)................         521
      27    Lockheed Martin Corp................       2,281
      19    LSI Logic Corp. (b).................         305
     180    Lucent Technologies, Inc............      19,836
      29    Micron Technology, Inc. (b).........       1,481
     342    Microsoft Corp. (b).................      47,425
      82    Motorola, Inc.......................       5,024
      23    National Semiconductor Corp. (b)....         308
      89    Northern Telecom, Ltd...............       4,481
       9    Northrop Grumman Corp...............         689
      48    Novell, Inc. (b)....................         876
     133    Oracle Corp. (b)....................       5,747
      37    Parametric Technology Corp. (b).....         599
      31    Peoplesoft Inc. (b).................         587
       6    Perkin-Elmer Corp...................         628
      11    Raychem Corp........................         350
      46    Raytheon Co., Class B...............       2,461
      26    Rockwell International Corp.........       1,273
      10    Scientific-Atlanta, Inc.............         234
      34    Seagate Technology, Inc. (b)........       1,016
      25    Silicon Graphics, Inc. (b)..........         317
      16    Solectron Corp. (a).................       1,468
      52    Sun Microsystems, Inc. (b)..........       4,470
       6    Tektronix, Inc. (c).................         195
      26    Tellabs, Inc. (b)...................       1,760
      53    Texas Instruments, Inc..............       4,571
       7    Thomas & Betts Corp.................         323
      35    Unisys Corp.........................       1,207
      31    United Technologies Corp............       3,363
      45    Xerox Corp..........................       5,301
                                                  ----------
                                                     255,009
                                                  ----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
 Tobacco (0.1%):
      44    RJR Nabisco Holdings Corp...........  $    1,294
                                                  ----------
Transportation (0.9%):
      25    AMR Corp............................       1,483
      64    Burlington Northern Santa Fe
              Corp..............................       2,171
      30    CSX Corp............................       1,242
      20    Delta Air Lines, Inc................       1,020
      20    FDX Corp. (b).......................       1,804
      52    Norfolk Southern Corp...............       1,650
      46    Southwest Airlines Co...............       1,036
      34    Union Pacific Corp..................       1,529
      12    US Airways Group, Inc. (b)..........         623
                                                  ----------
                                                      12,558
                                                  ----------
Utilities (11.3%):
      25    AES Corp............................       1,170
      78    Airtouch Communications, Inc. (b)...       5,657
      38    Alltel Corp.........................       2,254
      19    Ameren Corp.........................         803
      26    American Electric Power, Inc........       1,235
     151    Ameritech Corp......................       9,587
     248    AT&T Corp...........................      18,645
      20    Baltimore Gas & Electric Co.........         632
     213    Bell Atlantic Corp..................      11,284
     268    BellSouth Corp......................      13,376
      21    Carolina Power & Light Co...........         976
      29    Central & South West Corp...........         799
      22    Cinergy Corp........................         748
      29    Coastal Corp........................       1,020
      11    Columbia Gas System, Inc............         658
      32    Consolidated Edison, Inc............       1,690
      13    Consolidated Natural Gas Co.........         710
      20    Detroit Edison Co...................         855
      27    Dominion Resources, Inc.............       1,253
      50    Duke Power Co., Inc.................       3,179
       2    Eastern Enterprises.................         107
      48    Edison International................       1,350
      45    Enron Corp..........................       2,587
      33    Entergy Corp........................       1,041
      33    First Energy Corp...................       1,060
      25    Florida Power & Light Group, Inc....       1,526
      23    Frontier Corp.......................         796
      17    General Public Utilities Corp.......         754
     132    GTE Corp............................       8,603
      39    Houston Industries..................       1,253
     251    MCI Worldcom, Inc. (b)..............      18,042
      15    New Century Energies, Inc...........         751
      39    Nextel Communications, Inc., Class A
              (b)...............................         911

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      21    Niagara Mohawk Power Corp. (b)......  $      339
       6    NICOR, Inc..........................         274
      20    Northern States Power Co............         560
       4    Oneok, Inc..........................         131
      41    Pacificorp..........................         858
      31    Peco Energy Corp....................       1,279
       5    Peoples Energy Corp.................         191
      52    PG&E Corp...........................       1,652
      21    PP&L Resources, Inc.................         577
      31    Public Service Enterprise Group.....       1,250
     268    SBC Communications, Inc.............      14,387
      33    Sempra Energy.......................         836
      15    Sonat, Inc..........................         409
      96    Southern Co.........................       2,778
      59    Sprint Corp.........................       4,972
      57    Sprint Corp., PCS (b)...............       1,318
      39    Texas Utilities.....................       1,810
      58    The Williams Companies, Inc.........       1,824
      30    Unicom Corp.........................       1,149
      69    US West, Inc........................       4,457
                                                  ----------
                                                     156,363
                                                  ----------
  Total Common Stocks...........................   1,364,216
                                                  ----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
 $   450    1/21/99 (d).........................         449
     805    2/4/99 (d)..........................         802
     300    2/18/99 (d).........................         298
      55    2/25/99 (d).........................          55
                                                  ----------
  Total U.S. Treasury Obligations...............       1,604
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (6.8%):
Investment Companies (0.2%):
   1,494    AIM Liquid Asset Money Market Fund..       1,494
   1,494    AIM Prime Money Market Fund.........       1,494
                                                  ----------
                                                       2,988
                                                  ----------
Master Notes (0.9%):
 $ 4,481    Bear Stearns Mortgage Capital,
              5.77%, 1/4/99*....................       4,481
   2,241    Merrill Lynch, 5.75%, 1/4/99*.......       2,241
   1,344    NationsBanc Capital Markets, 5.70%,
              1/4/99*...........................       1,344
   4,482    Williamette Industries, Inc., 5.00%,
              1/6/99*...........................       4,482
                                                  ----------
                                                      12,548
                                                  ----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
 Put Bonds (2.1%):
 $ 3,733    Associates Corp., 4.99%, 1/4/99*....  $    3,733
   2,988    Branch Banking & Trust, 5.05%,
              12/10/99*.........................       2,988
   3,436    Evangelical Lutheran, 5.73%,
              4/28/99*..........................       3,430
   2,241    GMAC, 5.10%, 11/10/99*..............       2,244
   2,241    GMAC, 5.11%, 11/10/99*..............       2,244
   3,734    Goldman Sachs, 5.15%, 11/21/00*.....       3,734
   6,722    Greenwich Capital, 6.08%,
              12/13/99*.........................       6,722
   3,734    Lehman Brothers Holdings, 5.84%,
              3/3/00*...........................       3,734
                                                  ----------
                                                      28,829
                                                  ----------
Repurchase Agreements (3.6%):
   3,734    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $3,444 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24 market value
              $4,097)...........................       3,734
  29,876    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $28,899 various
              Corporate Bonds, 0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
              $31,370)..........................      29,876

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $ 2,283    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $2,398 Racers
              Asset Backed Bonds, 5.78%, 6/7/99,
              market value $2,398)..............  $    2,283
     448    Lehman Brothers, 5.40%, 1/4/99
              (Collateralized by $471 Barton
              Capital Commercial Paper, 0.00%,
              3/25/99, market value $471).......         448
   1,494    Morgan Stanley, 5.64%, 1/4/99
              (Collateralized by $1,694 various
              Asset Backed Securities, 0.00% -
              7.04%, 11/12/02 - 7/31/15, market
              value $1,573).....................       1,494
  11,203    Paine Webber, 5.60%, 1/4/99
              (Collateralized by $10,814 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
              $11,764)..........................      11,203
                                                  ----------
                                                      49,038
                                                  ----------
  Total Short-Term Securities Held as Collateral      93,403
                                                  ----------
Total (Cost $954,974) (a)                         $1,469,124
                                                  ==========

------------

Percentages indicated are based on net assets of $1,382,088.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................  $551,600
Unrealized depreciation......................   (37,450)
                                               --------
Net unrealized appreciation..................  $514,150
                                               ========

(b) Non-income producing securities.

(c) A portion of this security was loaned as of December 31, 1998.

(d) Serves as collateral for futures contracts.

(e) Amount is less than 1000

                                                                      CURRENT
                                                          OPENING     MARKET
NUMBER OF                                                POSITIONS     VALUE
CONTRACTS                 CONTRACT TYPE                    (000)       (000)
---------                 -------------                  ---------    -------
   35        Long S&P 500, March 1999 Futures             $10,613     $10,898

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Value Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 COMMERCIAL PAPER (1.8%):
Financial Services (1.8%):
 $15,200    Goldman Sachs, 5.05%, 3/19/99.........  $ 15,049
                                                    --------
  Total Commercial Paper                              15,049
                                                    --------
COMMON STOCKS (96.5%):
Business Equipment & Services (1.2%):
      73    Miller (Herman), Inc..................     1,962
     135    Service Corp. International...........     5,135
      57    Waste Management Inc..................     2,648
                                                    --------
                                                       9,745
                                                    --------
Capital Goods (6.7%):
      98    Emerson Electric Co...................     5,905
     268    General Electric Co...................    27,362
      43    Hubbell, Inc., Class B................     1,642
      68    Johnson Controls, Inc.................     3,994
      15    Martin Marietta Materials.............       958
      29    Southdown, Inc........................     1,711
     132    Teleflex, Inc.........................     6,027
     118    Tyco International Ltd................     8,894
                                                    --------
                                                      56,493
                                                    --------
Consumer Durable (0.8%):
      81    Danaher Corp.(c)......................     4,394
      67    Lear Corp. (b)........................     2,583
                                                    --------
                                                       6,977
                                                    --------
Consumer Non-Durable (8.0%):
     226    Archer-Daniels-Midland Co.............     3,886
      65    Coca Cola Enterprises.................     2,320
     126    Coca-Cola Co..........................     8,440
      82    General Mills, Inc....................     6,376
      75    Interstate Bakeries Corp.(c)..........     1,993
      52    Lancaster Colony Corp.................     1,658
     121    Newell Cos., Inc. (c).................     4,995
     292    Philip Morris Co., Inc................    15,643
      53    Proctor & Gamble Co...................     4,849
      79    Revlon, Inc., Class A (b)(c)..........     1,290
     111    Rubbermaid, Inc.......................     3,490
     198    Sara Lee Corp.........................     5,570
      98    Smithfield Foods, Inc. (b)............     3,313
     108    UST, Inc..............................     3,756
                                                    --------
                                                      67,579
                                                    --------
Consumer Services (4.7%):
     136    Belo (A.H.) Corp., Series A...........     2,704
     126    Hasbro, Inc...........................     4,555
     158    Hilton Hotels Corp. (c)...............     3,016
      70    MGM Grand, Inc. (b)(c)................     1,901
     116    Tele-Communications, Inc., Class A
              (b).................................     6,425
     162    Time Warner, Inc......................    10,080

 SHARES
   OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
      92    Viacom, Inc., Class B (b)..............  $  6,778
     135    Walt Disney Co.........................     4,053
                                                     --------
                                                       39,512
                                                     --------
Energy (6.0%):
      63    Ashland, Inc...........................     3,067
      56    Devon Energy Corp. (c).................     1,709
     245    Exxon Corp.............................    17,937
      52    Halliburton Co.........................     1,529
     166    Royal Dutch Petroleum Co...............     7,942
     144    Texaco, Inc............................     7,625
      87    Tosco Corp. (c)........................     2,249
      52    Transocean Offshore, Inc...............     1,394
      88    Ultramar Diamond Shamrock Corp.........     2,144
     173    USX-Marathon Group.....................     5,224
                                                     --------
                                                       50,820
                                                     --------
Financial Services (14.7%):
     120    Allstate Corp..........................     4,647
      74    American International Group, Inc......     7,107
      64    Associates First Capital, Class A......     2,729
     193    BankAmerica Corp.......................    11,615
      57    Bear Stearns Co., Inc..................     2,115
     135    Charter One Financial, Inc.............     3,734
     128    Chase Manhattan Corp...................     8,705
      69    Cigna Corp.............................     5,335
     205    Citigroup Inc..........................    10,167
      57    Equitable Co., Inc.....................     3,270
     144    Federal National Mortgage Assoc........    10,619
      95    First Union Corp. (c)..................     5,759
     112    Hartford Financial Services Group......     6,157
     168    MBNA Corp..............................     4,183
     108    Morgan Stanley Dean Witter Discover....     7,640
      87    National City Corp.....................     6,308
      32    PMI Group, Inc.........................     1,575
      97    PNC Bank Corp..........................     5,239
     143    Southtrust Corp........................     5,269
      65    State Street Corp......................     4,501
     189    Wells Fargo Co. (c)....................     7,556
                                                     --------
                                                      124,230
                                                     --------
Health Care (11.3%):
     179    American Home Products Corp............    10,052
      79    Bausch & Lomb, Inc.....................     4,728
      73    Boston Scientific Corp. (b)(c).........     1,960
     126    Bristol Myers Squibb Co................    16,860
      60    Cardinal Health, Inc. (c)..............     4,515
      53    Elan Corporation Public Limited Co.
            (b)(c).................................     3,694
      99    IDEXX Laboratories, Inc. (b)...........     2,650

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Value Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
      46    Johnson & Johnson......................  $  3,883
     108    Medtronic, Inc.........................     8,019
      63    Merck & Co., Inc.......................     9,245
      42    Pfizer, Inc............................     5,256
     208    Schering Plough Corp...................    11,498
      69    Sybron International Corp. (b).........     1,865
     132    Warner-Lambert Co......................     9,895
      27    Watson Pharmaceutical, Inc. (b)........     1,685
                                                     --------
                                                       95,805
                                                     --------
Industrial Goods & Services (0.8%):
      75    Cytec Industries, Inc. (b).............     1,585
      32    Eastman Chemical Co....................     1,432
     158    RPM, Inc...............................     2,535
      42    Sigma-Aldrich Corp.....................     1,222
                                                     --------
                                                        6,774
                                                     --------
Raw Materials (2.6%):
      98    Crompton & Knowles Corp................     2,036
      98    Du Pont (EI) de Nemours & Co...........     5,178
     117    Ferro Corp.............................     3,049
      50    Monsanto Co............................     2,351
     130    Morton International, Inc..............     3,172
      89    Nalco Chemical Co......................     2,744
      84    Olin Corp..............................     2,387
     120    Wellman, Inc...........................     1,227
                                                     --------
                                                       22,144
                                                     --------
Retail (7.1%):
      52    Abercrombie & Fitch (b)................     3,644
     158    Family Dollar Stores...................     3,483
     117    Jones Apparel Group, Inc. (b)..........     2,586
     193    Just For Feet, Inc. (b)................     3,348
     105    Kroger Co. (b)(c)......................     6,321
      97    Office Depot, Inc. (c).................     3,572
      66    Outback Steakhouse, Inc. (b)(c)........     2,628
      85    Safeway, Inc. (b)......................     5,180
     108    Saks Inc. (b)..........................     3,399
     219    Wal-Mart Stores, Inc...................    17,866

 SHARES
   OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail, continued:
     122    Warnaco................................  $  3,086
     130    Williams Sonoma, Inc. (b)..............     5,225
                                                     --------
                                                       60,338
                                                     --------
Shelter (2.5%):
     161    Kimberly Clark Corp....................     8,785
     152    Leggett & Platt, Inc...................     3,333
     175    Masco Corp.............................     5,037
      97    Pentair, Inc...........................     3,850
                                                     --------
                                                       21,005
                                                     --------
Technology (18.6%):
      56    America Online.........................     8,960
      97    American Power Conversion (b)..........     4,694
      69    Applied Materials, Inc. (b)............     2,945
      96    BMC Software, Inc. (b).................     4,260
     117    Cadence Design Systems, Inc (b)........     3,469
     206    Cisco Systems, Inc. (b)................    19,154
     190    Dell Computer Corp. (b)................    13,928
      86    EMC Corp. (b)..........................     7,327
     165    Intel Corp.............................    19,515
     102    International Business Machines (b)....    18,808
      41    Lockheed Martin Corp...................     3,492
     109    Lucent Technologies, Inc...............    12,034
      86    Maxim Integrated Products, Inc. (b)....     3,770
     223    Microsoft Corp. (b)....................    30,968
      66    SCI Systems Inc. (b)(c)................     3,800
                                                     --------
                                                      157,124
                                                     --------
Utilities (11.5%):
     117    Baltimore Gas & Electric Co............     3,609
     102    Century Telephone Enterprises..........     6,905
     108    Cinergy Corp...........................     3,716
      90    El Paso Energy Corp....................     3,144
     148    Energy East Corp.......................     8,368
     130    General Public Utilities Corp..........     5,740
     154    GTE Corp...............................     9,997
      68    L G & E Energy Corp....................     1,925
     216    MCI Worldcom, Inc. (b).................    15,463
     109    Qwest Communications International
            (b)....................................     5,437
     274    SBC Communications, Inc................    14,666
     132    Sprint Corp............................    11,062

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Value Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      66    Sprint Corp. PCS (b)..................  $  1,520
     172    Williams Co. (c)......................     5,358
                                                    --------
                                                      96,910
                                                    --------
  Total Common Stocks                                815,456
                                                    --------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
 $   485    2/25/99 (b)(d)........................       482
     255    3/18/99 (b)(d)........................       253
                                                    --------
  Total U.S. Treasury Obligations                        735
                                                    --------
INVESTMENT COMPANIES (1.7%):
  14,612    One Group Prime Money Market Fund,
              Class I.............................    14,612
                                                    --------
  Total Investment Companies                          14,612
                                                    --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (6.3%):
Investment Companies (0.2%):
     856    AIM Liquid Asset Money Market Fund....       856
     856    AIM Prime Money Market Fund...........       857
                                                    --------
                                                       1,713
                                                    --------
Master Notes (0.9%):
 $ 2,569    Bear Stearns Mortgage Capital, 5.77%,
            1/4/99*...............................     2,569
   1,284    Merrill Lynch, 5.75%, 1/4/99*.........     1,284
     771    NationsBanc Capital Markets, 5.70%,
            1/4/99*...............................       771
   2,569    Williamette Industries, Inc., 5.00%,
            1/6/99*...............................     2,569
                                                    --------
                                                       7,193
                                                    --------
Put Bonds (2.0%):
   2,140    Associates Corp., 4.99%, 1/4/99*......     2,140
   1,713    Branch Banking & Trust, 5.05%,
            12/10/99*.............................     1,713
   1,970    Evangelical Lutheran, 5.73%,
            4/28/99*..............................     1,966
   1,284    GMAC, 5.11%, 11/10/99*................     1,287
   1,284    GMAC, 5.10%, 11/10/99*................     1,286
   2,141    Goldman Sachs, 5.15%, 11/21/00*.......     2,141
   3,853    Greenwich Capital, 6.08%, 12/13/99*...     3,853
   2,141    Lehman Brothers Holdings, 5.84%,
            3/3/00................................     2,141
                                                    --------
                                                      16,527
                                                    --------
Repurchase Agreements (3.2%):
   2,141    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $1,974 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24, market value
            $2,348)...............................     2,141

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $17,127    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by 16,567 various
              Corporated Bonds, 0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
            $17,983)..............................  $ 17,127
   1,309    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $1,375 Racers
              Asset Backed Bonds, 5.78%, 6/7/99,
              market value $1,375)................     1,309
     257    Lehman Brothers, 5.40%, 1/4/99
              (Collateralized by $270 Barton
              Capital Commercial Paper, 0.00%,
              3/25/99, market value $270).........       257
     856    Morgan Stanley, 5.64%, 1/4/99
              (Collateralized by $971 various
              Asset Backed Securities,
              0.00% - 7.04%, 11/12/02 - 7/31/15,
              market value $901)..................       856
   6,422    Paine Webber, 5.60%, 1/4/99
              (Collateralized by $6,199 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
            $6,744)...............................     6,422
                                                    --------
                                                      28,112
                                                    --------
  Total Short-Term Securities Held as Collateral      53,545
                                                    --------
Total (Cost $678,794) (a)
 ..................................................
                                                    $899,397
                                                    ========

------------

Percentages indicated are based on net assets of $845,274.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Value Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $245,348
                   Unrealized depreciation......................   (24,745)
                                                                  --------
                   Net unrealized appreciation..................  $220,603
                                                                  ========

(b) Non-income producing securities.

(c) A portion of this security was loaned as of December 31, 1998.

(d) Serves as collateral for futures contracts.

                                                                        CURRENT
                                                            OPENING     MARKET
  # OF                                                     POSITIONS     VALUE
CONTRACTS                  CONTRACT TYPE                     (000)       (000)
---------                  -------------                   ---------    -------
   52        Long S&P 500, March 1999 Futures               $15,831     $16,192

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Large Company Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 COMMON STOCKS (95.3%):
Business Equipment & Services (1.3%):
     111    Browning-Ferris Industries, Inc.......  $  3,159
     100    Service Corp. International...........     3,806
     100    Waste Management, Inc.................     4,663
                                                    --------
                                                      11,628
                                                    --------
Capital Goods (2.1%):
      75    Case Corp.............................     1,636
      60    Cooper Industries, Inc................     2,861
      60    Emerson Electric Co...................     3,630
      75    Harsco Corp...........................     2,283
     150    Sherwin-Williams Co...................     4,406
     100    Trinity Industries, Inc...............     3,850
                                                    --------
                                                      18,666
                                                    --------
Consumer Durable (3.7%):
     100    Autozone, Inc. (b)....................     3,294
     156    Daimlerchrysler Ag (b)................    14,974
     150    General Motors Corp...................    10,734
     100    Genuine Parts Co......................     3,344
                                                    --------
                                                      32,346
                                                    --------
Consumer Non-Durable (6.0%):
     150    American Greetings Corp., Class A.....     6,159
     215    Archer-Daniels-Midland Co.............     3,700
      50    Eastman Kodak Co......................     3,600
     100    Kellogg Co. (c).......................     3,413
     200    Nike, Inc.............................     8,113
     397    RJR Nabisco Holdings Corp.............    11,797
     150    Rubbermaid, Inc.......................     4,716
     400    Supervalu, Inc........................    11,199
                                                    --------
                                                      52,697
                                                    --------
Consumer Services (5.1%):
     200    CBS Corp. (c).........................     6,550
     100    Hasbro, Inc...........................     3,613
     100    Hilton Hotels Corp. (c)...............     1,913
     270    Time Warner, Inc. (c).................    16,756
     145    Viacom, Inc., Class A (b).............    10,666
     200    Walt Disney Co........................     6,000
                                                    --------
                                                      45,498
                                                    --------
Energy (12.9%):
     100    Ashland, Inc..........................     4,838
     100    Burlington Resources, Inc. (c)........     3,581
     135    Chevron Corp. (c).....................    11,197
     400    Exxon Corp............................    29,249
     100    Halliburton Co........................     2,963
     211    Mobil Corp............................    18,418
     400    Royal Dutch Petroleum Co..............    19,149
     200    Texaco, Inc...........................    10,575

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy, continued:
     100    Tosco Corp............................  $  2,588
     100    Ultramar Diamond Shamrock Corp........     2,425
     300    USX-Marathon Group....................     9,038
                                                    --------
                                                     114,021
                                                    --------
Financial Services (26.8%):
     150    Allstate Corp.........................     5,794
     100    Associates First Capital, Class A.....     4,238
     526    BankAmerica Corp......................    31,644
     200    BankBoston Corp.......................     7,788
     150    Bear Stearns Cos., Inc................     5,606
     300    Charter One Financial, Inc............     8,325
     200    Cigna Corp............................    15,463
     488    Citigroup Inc.........................    24,130
     300    Federal National Mortgage Assoc.......    22,199
     250    First Union Corp......................    15,203
     260    Hartford Financial Services Group.....    14,268
     250    Household International...............     9,906
     207    KeyCorp...............................     6,637
     110    Lincoln National Corp.................     8,999
      50    Mercantile Bancorp....................     2,306
     125    Morgan Stanley Dean Witter Discover...     8,875
     100    PNC Bank Corp.........................     5,413
     150    Southtrust Corp.......................     5,541
      60    State Street Corp.....................     4,174
      40    TransAmerica Corp.....................     4,620
     100    U.S. Bancorp..........................     3,550
     550    Wells Fargo Co........................    21,966
                                                    --------
                                                     236,645
                                                    --------
Health Care (2.7%):
     250    American Home Products Corp...........    14,078
      75    Bausch & Lomb, Inc....................     4,500
     100    Biomet, Inc...........................     4,025
      50    Tenet Healthcare Corp.................     1,313
                                                    --------
                                                      23,916
                                                    --------
Multi-Industry (0.7%):
      70    Allied Signal, Inc....................     3,101
      30    Loews Corp............................     2,948
                                                    --------
                                                       6,049
                                                    --------
Pharmaceuticals (0.4%):
      50    Elan Corporation Public Limited Co.
              (b)(c)..............................     3,478
                                                    --------
Raw Materials (0.9%):
      50    B. F. Goodrich Co.....................     1,794
     150    Nalco Chemical Co.....................     4,649
      50    Praxair, Inc..........................     1,763
                                                    --------
                                                       8,206
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Large Company Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
 Retail (2.8%):
     125    American Stores Co....................  $  4,617
      95    McDonald's Corp.......................     7,279
      50    Rite Aid Corp.........................     2,478
     250    Sears Roebuck & Co....................    10,626
                                                    --------
                                                      25,000
                                                    --------
Shelter (2.4%):
      25    Armstrong World Industries, Inc.......     1,508
     100    International Paper Co................     4,481
     300    Masco Corp............................     8,625
     127    Weyerhaeuser Co.......................     6,453
                                                    --------
                                                      21,067
                                                    --------
Technology (8.3%):
     100    Analog Devices, Inc. (b)..............     3,138
     250    Cypress Semiconductor Corp. (b).......     2,078
     200    International Business Machines.......    36,949
      45    Litton Industries, Inc. (b)...........     2,956
      70    Lockheed Martin Corp..................     5,933
     100    LSI Logic Corp. (b)...................     1,613
     100    Motorola, Inc.........................     6,106
      40    Rockwell International Corp...........     1,943
     150    Texas Instruments, Inc. (c)...........    12,834
                                                    --------
                                                      73,550
                                                    --------
Transportation (0.3%):
      90    Burlington Northern Santa Fe Corp.....     3,038
                                                    --------
Utilities (18.9%):
      75    Allegheny Energy Inc..................     2,588
     100    Ameritech Corp........................     6,338
     150    AT&T Corp. (c)........................    11,288
     250    Baltimore Gas & Electric Co...........     7,719
     200    BellSouth Corp........................     9,975
     150    Cinergy Corp..........................     5,156
      50    CMS Energy Corp.......................     2,422
     140    Edison International..................     3,903
     171    El Paso Energy Corp...................     5,966
     100    Entergy Corp. (c).....................     3,113
      50    Florida Power & Light Group, Inc......     3,081
     150    General Public Utilities Corp.........     6,628
      50    L G & E Energy Corp...................     1,416
     549    MCI Worldcom, Inc.(b)(c)..............    39,374
     115    New Century Energies, Inc.............     5,621
     200    Public Service Enterprises, Inc.......     8,000
     100    Qwest Communications International
              (b).................................     5,000
     224    SBC Communications, Inc...............    12,012
      87    Southern Co...........................     2,528
     150    Sprint Corp...........................    12,618

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      75    Sprint Corp. PCS (b)..................  $  1,734
      50    Texas Utilities Corp..................     2,334
     266    Williams Co., Inc.....................     8,310
                                                    --------
                                                     167,124
                                                    --------
  Total Common Stocks                                842,929
                                                    --------
INVESTMENT COMPANIES (4.7%):
  41,756    One Group Prime Money Market Fund,
              Class I.............................    41,756
                                                    --------
  Total Investment Companies                          41,756
                                                    --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (6.3%):
INVESTMENT COMPANIES (0.2%):
     885    AIM Liquid Asset Money Market Fund....       885
     885    AIM Prime Money Market Fund...........       885
                                                    --------
                                                       1,770
                                                    --------
Master Notes (0.8%):
 $ 2,655    Bear Stearns Mortgage Capital, 5.77%,
              1/4/99*.............................     2,655
   1,328    Merrill Lynch, 5.75%, 1/4/99*.........     1,328
     797    NationsBanc Capital Markets, 5.70%,
              1/4/99*.............................       797
   2,655    Williamette Industries, Inc., 5.00%,
              1/6/99..............................     2,655
                                                    --------
                                                       7,435
                                                    --------
Put Bonds (1.9%):
   2,212    Associates Corp., 4.99%, 1/4/99.......     2,212
   1,770    Branch Banking & Trust, 5.05%,
              12/10/99*...........................     1,770
   2,036    Evangelical Lutheran, 5.73%,
              4/28/99*............................     2,032
   1,328    GMAC, 5.10%, 11/10/99*................     1,330
   1,328    GMAC, 5.11%, 11/10/99*................     1,330
   2,213    Goldman Sachs, 5.15%, 11/21/00*.......     2,213
   3,983    Greenwich Capital, 6.08%, 12/13/99*...     3,983
   2,213    Lehman Brothers Holdings, 5.84%,
              3/3/00..............................     2,213
                                                    --------
                                                      17,083
                                                    --------
Repurchase Agreements (3.4%):
   2,213    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $2,041 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24, market value
              $2,427).............................     2,213
  17,702    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $17,124 various
              Corporate Bonds, 0.00% - 10.67%,
              10/1/99 - 10/01/46, market value
              $18,587)............................    17,702

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Large Company Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $ 1,353    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $1,421 Racers
              Asset Backed Bonds, 5.78%, 6/7/99,
              market value $1,421)................  $  1,353
     266    Lehman Brothers, 5.40%, 1/4/99
              (Collateralized by $279 Barton
              Capital Commercial Paper, 0.00%,
              3/25/99, market value $279).........       266
     885    Morgan Stanley, 5.64%, 1/4/99
              (Collateralized by $1,004 various
              Asset Backed Securities,
              0.00% - 7.04%, 11/12/02 - 7/31/15,
              market value $932)..................       885

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $ 6,638    Paine Webber, 5.60%, 1/4/99
              (Collateralized by $6,407 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
              $6,970).............................  $  6,638
                                                    --------
                                                      29,057
                                                    --------
Total Short-Term Securities Held as Collateral....    55,345
                                                    --------
Total (Cost $739,433) (a)                           $940,030
                                                    ========

------------

Percentages indicated are based on net assets of $884,246.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................    $221,873
Unrealized depreciation......................     (21,276)
                                                 --------
Net unrealized appreciation..................    $200,597
                                                 ========

(b) Non-income producing securities.
(c) A portion of this security was loaned as of December 31, 1998.
 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

   See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Disciplined Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 COMMON STOCKS (93.8%):
Business Equipment & Services (4.7%):
      71    A.C. Nielson Corp. (a)................  $  2,006
      21    America Online, Inc. (a)..............     3,360
      41    Kelly Services, Inc., Class A.........     1,302
     125    Miller (Herman), Inc..................     3,359
     494    Office Depot, Inc. (a)................    18,231
      52    Ogden Corp............................     1,303
      70    Olsten Corp...........................       516
      42    Pittston Co...........................     1,339
      98    Sensormatic Electronics Corp..........       680
      59    Service Corporation International.....     2,246
      65    Sotheby's Holdings, Class A...........     2,080
      22    Standard Register Co..................       681
      38    Waste Management, Inc.................     1,772
                                                    --------
                                                      38,875
                                                    --------
Capital Goods (6.7%):
      29    Albany International Corp., Class A...       544
      28    American Power Conversion (a).........     1,356
      38    Grainger W.W., Inc....................     1,582
      25    Granite Construction, Inc.............       839
      81    Harsco Corp...........................     2,459
     157    Hubbell, Inc., Class B................     5,981
      49    Jacobs Engineering Group, Inc. (a)....     1,989
      88    Mark IV Industries, Inc...............     1,138
     282    Molex, Inc............................    10,743
      38    Precision Castparts...................     1,682
     126    Southdown, Inc........................     7,435
      24    Tecumseh Products Co..................     1,119
     103    Teleflex, Inc.........................     4,709
     126    Trinity Industries, Inc...............     4,851
     274    United States Filter Corp. (a)........     6,268
      72    York International Corp...............     2,939
                                                    --------
                                                      55,634
                                                    --------
Consumer Durable (1.0%):
      65    Genuine Parts Co......................     2,173
     162    Lear Corp. (a)........................     6,237
                                                    --------
                                                       8,410
                                                    --------
Consumer Non-Durable (4.9%):
      90    Hormel Foods Corp.....................     2,948
     306    IBP, Inc..............................     8,911
      94    Premark International, Inc............     3,243
      27    Rubbermaid, Inc.......................       861
     121    Smithfield Foods, Inc. (a)............     4,099
     374    Tyson Foods, Inc., Class A............     7,948
      95    U.S. Foodservice (a)..................     4,655

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
      90    Universal Corp........................  $  3,147
     198    Warnaco Group, Inc., Class A..........     5,000
                                                    --------
                                                      40,812
                                                    --------
Consumer Services (3.3%):
      48    Banta Corp............................     1,314
     318    Belo ( A.H.) Corp., Series A..........     6,344
      39    Chris-Craft Industries, Inc. (a)......     1,879
      57    Circus Circus Entertainment (a).......       652
      73    Hasbro, Inc...........................     2,637
      56    Lee Enterprises, Inc..................     1,764
      40    MGM Grand, Inc. (b)(c)................     1,085
     244    Promus Hotel Corp. (a)................     7,901
      15    Scholastic Corp. (b)..................       804
     141    Stewart Enterprises Corp., Class A....     3,137
                                                    --------
                                                      27,517
                                                    --------
Energy (4.9%):
     103    Apache Corp...........................     2,607
      54    Ashland, Inc..........................     2,612
      22    Chevron Corp..........................     1,825
     147    ENSCO International, Inc..............     1,571
      21    Mobil Corp............................     1,812
      53    Murphy Oil Corp.......................     2,186
     101    Nabors Industries, Inc. (a)...........     1,370
     140    Noble Drilling Corp. (a)..............     1,811
      50    Smith International, Inc. (a).........     1,259
      33    Texaco, Inc...........................     1,725
      61    Tidewater, Inc........................     1,414
     311    Tosco Corp............................     8,048
     215    Transocean Offshore, Inc..............     5,776
     201    Ultramar Diamond Shamrock Corp........     4,874
      50    USX-Marathon Group....................     1,506
                                                    --------
                                                      40,396
                                                    --------
Financial Services (19.9%):
     175    A.G. Edwards, Inc.....................     6,519
     171    AMBAC Financial Group, Inc............    10,292
      41    American Financial Group, Inc.........     1,799
      84    Associated Banc-Corp..................     2,872
      32    BankAmerica Corp......................     1,946
      64    CCB Financial Corp....................     3,648
     395    Charter One Financial, Inc............    10,970
      89    Crestar Financial Corp................     6,408
     196    Dime Bancorp, Inc.....................     5,182
      37    Federal National Mortgage Assoc.......     2,731
      85    Finova Group, Inc.....................     4,585
     325    First Security Corp...................     7,597
      49    First Virginia Banks, Inc.............     2,298

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Disciplined Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      60    Firstar Corp..........................  $  5,558
     155    Greenpoint Financial Corp.............     5,444
     154    Hibernia Corp., Class A...............     2,676
      18    HSB Group, Inc........................       758
      76    Keystone Financial, Inc...............     2,812
     202    Marshall & Ilsley Corp................    11,804
     129    Mercantile Bankshares Corp............     4,947
     204    Old Kent Financial Corp...............     9,463
     223    Old Republic International Corp.......     5,006
     194    Pacific Century Financial Corp........     4,729
     234    Paine Webber Group, Inc...............     9,019
      45    PMI Group, Inc........................     2,222
     173    Protective Life Corp..................     6,888
      69    Provident Financial Group.............     2,605
     163    Reliastar Financial Corp..............     7,518
     362    Southtrust Corp.......................    13,383
     135    TCF Financial Corp....................     3,265
                                                    --------
                                                     164,944
                                                    --------
Health Care (4.5%):
     246    Bergen Brunswig Corp., Class A........     8,579
     156    Beverly Enterprises, Inc. (b).........     1,053
     200    Chiron Corp. (a)......................     5,238
      42    Elan PLC (a)..........................     2,922
      95    Genzyme Corp. (a).....................     4,726
     147    IDEXX Laboratories, Inc. (a)..........     3,955
      51    PacifiCare Health Systems, Inc., Class
              B (a)...............................     4,055
      50    Schering Plough Corp..................     2,782
      65    Trigon Healthcare, Inc. (a)...........     2,425
      47    Varian Associates, Inc................     1,780
                                                    --------
                                                      37,515
                                                    --------
Raw Materials (4.5%):
      48    A. Schulman, Inc......................     1,089
     124    Airgas, Inc. (a)......................     1,108
      36    AK Steel Holding Corp.................       846
      74    Albemarle Corp........................     1,758
     168    Cabot Corp............................     4,693
      12    Cleveland Cliffs, Inc.................       484
      56    Dexter Corp...........................     1,761
      17    Dow Chemical Co.......................     1,573
      55    Fuller (H.B.) Co......................     2,623
      72    Hanna (M.A.) Co.......................       890
     218    IMC Global, Inc.......................     4,660
     154    LTV Corp..............................       897
      94    Lubrizol Corp.........................     2,415
      34    Minerals Technologies, Inc............     1,392
      51    Olin Corp.............................     1,444
     441    RPM, Inc..............................     7,055

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
      46    USX -- U.S. Steel Group, Inc..........  $  1,051
      95    Witco Corp............................     1,514
                                                    --------
                                                      37,253
                                                    --------
Retail (4.4%):
      52    AnnTaylor Stores Corp. (a)............     2,051
     106    Bob Evans Farms, Inc..................     2,750
     100    Brinker International, Inc. (a).......     2,873
      48    Buffets, Inc. (b).....................       573
      54    Cracker Barrel Old Country Store......     1,247
     134    Family Dollar Stores, Inc.............     2,948
     141    Hannaford Brothers Co.................     7,469
      75    Jones Apparel Group, Inc. (a).........     1,655
      50    Rite Aid Corp.........................     2,478
     300    Saks, Inc. (a)........................     9,468
      70    Williams Sonoma, Inc. (a).............     2,822
                                                    --------
                                                      36,334
                                                    --------
Shelter (2.9%):
      93    Bowater, Inc..........................     3,854
      28    Chesapeake Corp.......................     1,033
      73    Consolidated Papers, Inc..............     2,008
      67    Georgia Pacific Timber Corp...........     1,595
     134    Leggett & Platt, Inc..................     2,948
     130    Pentair, Inc..........................     5,175
      72    Rayonier, Inc.........................     3,298
     176    Shaw Industry, Inc....................     4,268
                                                    --------
                                                      24,179
                                                    --------
Technology (8.3%):
      54    Applied Materials, Inc. (b)...........     2,297
      82    Arrow Electronics, Inc. (a)...........     2,194
      73    ATMEL Corp. (a).......................     1,118
      52    Avnet, Inc............................     3,084
      25    Carpenter Technology Corp.............       848
     100    Cirrus Logic, Inc. (b)................       981
      65    Communications Satellite Corp.........     2,340
     107    Cordant Technology, Inc...............     4,005
     130    Cypress Semiconductor Corp. (b).......     1,081
      38    Dell Computer Corp. (b)...............     2,781
      66    Gencorp, Inc..........................     1,646
     120    Integrated Device Technology, Inc.
              (b).................................       735
      81    Litton Industries, Inc. (a)...........     5,285
      45    Martin Marietta Materials, Inc........     2,798
     152    NCR Corp. (a).........................     6,346
     119    Qualcomm, Inc. (a)....................     6,166
     398    Quantum Corp. (a).....................     8,463
      68    Qwest Communications
              International, Inc. (b).............     3,397
      62    SCI Systems, Inc. (a).................     3,557

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Disciplined Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
     114    Sterling Software, Inc.................  $  3,085
     100    Tech Data Corp. (a)....................     4,012
      47    Teradyne, Inc. (a).....................     1,992
      71    Vishay Intertechnology, Inc. (a).......     1,030
                                                     --------
                                                       69,241
                                                     --------
Transportation (2.3%):
      87    Airborne Freight Corp..................     3,139
      38    Alaska Air Group, Inc. (a).............     1,682
      60    Alexander & Baldwin, Inc...............     1,395
      66    ASA Holdings, Inc......................     2,013
     108    CNF Transportation, Inc................     4,056
      51    GATX Corp..............................     1,932
     132    Southwest Airlines Co..................     2,960
     124    Wisconsin Central Transportation Corp.
            (a)....................................     2,131
                                                     --------
                                                       19,308
                                                     --------
Utilities (21.5%):
     443    Allegheny Energy, Inc..................    15,284
      70    American Water Works, Inc..............     2,363
     157    Baltimore Gas & Electric Co............     4,832
     114    Calenergy, Inc. (a)....................     3,954
      70    Century Telephone Enterprises..........     4,725
     332    CMS Energy Corp........................    16,080
      86    Devon Energy Corp., Oklahoma...........     2,639
      25    Duke Power Co., Inc....................     1,576
     326    El Paso Energy Corp....................    11,349
     249    Energy East Corp.......................    14,069
     128    Florida Progress Corp..................     5,727
     125    General Public Utilities Corp..........     5,523
     261    Keyspan Energy Corp....................     8,091
     183    L G & E Energy Corp....................     5,181
      71    MCN Energy Group, Inc..................     1,353
     209    Montana Power Co.......................    11,810
      37    National Fuel Gas Co...................     1,672
     162    New Century Energies, Inc..............     7,875
     180    Nipsco Industries, Inc.................     5,479
     130    OGE Energy Corp........................     3,762
      85    Peco Energy Corp.......................     3,538
     274    Pinnacle West Capital Corp.............    11,594
     176    Potomac Electric Power Co..............     4,631
      70    Sempra Energy..........................     1,779
      75    Southern Co............................     2,165
     338    TECO Energy, Inc. (a)..................     9,527
     164    The Williams Companies, Inc............     5,109

 SHARES
   OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     100    UtiliCorp United, Inc..................  $  3,669
      88    Wisconsin Energy Corp..................     2,767
                                                     --------
                                                      178,123
                                                     --------
  Total Common Stocks                                 778,541
                                                     --------
INVESTMENT COMPANIES (3.1%):
  25,394    One Group Prime Money Market Fund,
              Class I..............................    25,394
                                                     --------
  Total Investment Companies.......................
                                                       25,394
                                                     --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (3.9%):
Investment Companies (0.1%):
     515    AIM Liquid Asset Money Market Fund.....       515
     515    AIM Prime Money Market Fund............       515
                                                     --------
                                                        1,030
                                                     --------
Master Notes (0.5%):
 $ 1,546    Bear Stearns Mortgage Capital, 5.77%,
            1/4/99*................................     1,546
     773    Merrill Lynch, 5.75%, 1/4/99*..........       773
     464    NationsBanc Capital Markets, 5.70%,
            1/4/99*................................       464
   1,545    Williamette Industries, Inc., 5.00%,
            1/6/99*................................     1,545
                                                     --------
                                                        4,328
                                                     --------
Put Bonds (1.2%):
   1,287    Associates Corp., 4.99%, 1/4/99*.......     1,287
   1,030    Branch Banking & Trust, 5.05%,
            12/10/99*..............................     1,030
   1,185    Evangelical Lutheran, 5.73%,
            4/28/99*...............................     1,183
     773    GMAC, 5.11%, 11/10/99*.................       774
     773    GMAC, 5.10%, 11/10/99*.................       774
   1,288    Goldman Sachs, 5.15%, 11/21/00*........     1,288
   2,319    Greenwich Capital, 6.08%, 12/13/99*....     2,320
   1,288    Lehman Brothers Holdings, 5.84%,
            3/3/00*................................     1,288
                                                     --------
                                                        9,944
                                                     --------
Repurchase Agreements (2.1%):
   1,288    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $1,188 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24, market value
            $1,413.................................     1,288
     155    Lehman Brothers, 5.40%, 1/4/99
              (Collateralized by $162 Barton
              Capital Commercial Paper, 0.00%,
              3/25/99, market value $162)..........       155

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Disciplined Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------   ---------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $   788    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $827 Racers Asset
              Backed Bonds, 5.78%, 6/7/99 market
              value $827)..........................  $    788
  10,304    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $9,968 various
              Corporate Bonds, 0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
            $10,820)...............................    10,304

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $   515    Morgan Stanley, 5.64%, 1/4/99
              (Collateralized by $584 various
              Asset Backed Securities,
              0.00% - 7.04%, 11/12/02 - 7/31/15,
              market value $543)..................  $    515
   3,864    Paine Webber, 5.60%, 1/4/99,
              (Collateralized by $3,730 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
            $4,058)...............................     3,864
                                                    --------
                                                      16,914
                                                    --------
  Total Short-Term Securities Held as Collateral      32,216
                                                    --------
Total (Cost $743,066)(a)                            $836,151
                                                    ========

---------------

Percentages indicated are based on net assets of $829,415.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................    $135,162
Unrealized depreciation......................     (42,077)
                                                 --------
Net unrealized appreciation..................    $ 93,085
                                                 ========

(b) Non-income producing securities.

(c) A portion of this security was loaned as of December 31, 1998.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Large Company Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
 COMMON STOCKS (97.8%):
Business Equipment & Services (1.4%):
      30    America Online......................  $    4,800
     115    Automatic Data Processing, Inc......       9,222
      40    Omnicom Group, Inc..................       2,320
     100    Paychex, Inc........................       5,144
     246    Waste Management, Inc. (c)..........      11,488
                                                  ----------
                                                      32,974
                                                  ----------
Capital Goods (7.2%):
   1,464    General Electric Co. (c)............     149,419
     300    Tyco International, Ltd.............      22,639
                                                  ----------
                                                     172,058
                                                  ----------
Consumer Non-Durable (13.7%):
     195    Anheuser Busch Co., Inc.............      12,810
      80    Avon Products, Inc..................       3,540
     110    Bestfoods...........................       5,858
     230    Campbell Soup Co....................      12,661
   1,088    Coca-Cola Co........................      72,763
     126    Coca-Cola Enterprises...............       4,515
     140    Colgate Palmolive Co................      13,003
     582    Gillette Co.........................      28,128
     140    H.J. Heinz Co.......................       7,933
      20    Newell Co. (c)......................         837
     432    PepsiCo, Inc........................      17,672
     936    Philip Morris Co., Inc..............      50,081
     628    Proctor & Gamble Co. (c)............      57,361
      90    Ralston Purina Co...................       2,914
     380    Sara Lee Corp.......................      10,717
     290    Unilever N V........................      24,068
      50    UST, Inc............................       1,744
                                                  ----------
                                                     326,605
                                                  ----------
Consumer Services (1.4%):
     165    Comcast Corp., Class A..............       9,683
      75    Fox Entertainment (b)...............       1,882
     109    Gannett, Inc........................       7,005
     255    Tele-Communications, Inc. (b).......      14,110
                                                  ----------
                                                      32,680
                                                  ----------
Financial Services (7.3%):
     195    American Express Co.................      19,939
     463    American International Group, Inc.
              (c)...............................      44,736
     103    Capital One Financial Corp..........      11,845
     368    Charles Schwab Corp.................      20,691
      85    Chase Manhattan Corp................       5,813
     330    Federal Home Loan Mortgage Corp.....      21,264
       5    Federal National Mortgage Assoc.....         342
      85    Fifth Third Bancorp.................       6,062
      75    Franklin Resources, Inc. (c)........       2,397
     315    MBNA Corp...........................       7,859

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
       0    Morgan Stanley Dean Witter Discover
              (c)(d)............................  $       21
     120    National City Corp..................       8,700
      30    State Street Corp...................       2,087
      40    T. Rowe Price Associates, Inc.
              (c)...............................       1,370
     349    U.S. Bancorp........................      12,395
      75    Washington Mutual, Inc..............       2,870
     160    Wells Fargo Co......................       6,390
                                                  ----------
                                                     174,781
                                                  ----------
Health Care (20.5%):
     611    Abbott Labs.........................      29,919
     539    American Home Products Co...........      30,375
      90    Baxter International, Inc...........       5,801
      95    Becton Dickinson & Co...............       4,055
     170    Boston Scientific Corp. (b)(c)......       4,558
     501    Bristol Myers Squibb Co.............      66,973
     113    Cardinal Health, Inc. (c)...........       8,536
     430    Eli Lilly & Co......................      38,252
      50    Guidant Corp........................       5,513
      50    IMS Health, Inc.....................       3,772
     520    Johnson & Johnson...................      43,597
     245    Medtronic, Inc......................      18,191
     496    Merck & Co., Inc....................      73,217
     671    Pfizer, Inc.........................      84,166
     756    Schering Plough Corp................      41,774
     380    Warner Lambert Co...................      28,594
                                                  ----------
                                                     487,293
                                                  ----------
Multi-Industry (0.2%):
      75    Minnesota Mining & Manufacturing
              Co................................       5,334
                                                  ----------
Raw Materials (0.5%):
     150    Du Pont (EI) de Nemours & Co........       7,959
     100    Monsanto Co.........................       4,750
                                                  ----------
                                                      12,709
                                                  ----------
Retail (8.7%):
      20    Costco Cos., Inc. (b)(c)............       1,444
     160    CVS Corp............................       8,811
      34    Dayton Hudson Corp. (c).............       1,866
     233    Gap, Inc. (c).......................      13,087
     709    Home Depot, Inc.....................      43,386
     225    Just For Feet, Inc. (b).............       3,916
     100    Kohl's Corp. (b)....................       6,144
     155    Kroger Co. (b)(c)...................       9,390
     200    Safeway, Inc. (b)...................      12,188
     125    Staples (b).........................       5,461
     162    TJX Cos., Inc.......................       4,687
   1,031    Wal-Mart Stores, Inc. (c)...........      83,977

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Large Company Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail, continued:
     215    Walgreen Co.........................  $   12,609
                                                  ----------
                                                     206,966
                                                  ----------
Shelter (0.5%):
     214    Kimberly Clark Corp.................      11,661
                                                  ----------
Technology (29.2%):
     110    Ascend Communications, Inc.
              (b)(c)............................       7,233
      75    BMC Software (b)....................       3,342
   1,162    Cisco Systems, Inc. (b).............     107,810
     150    Compuware Corp. (b).................      11,727
     991    Dell Computer Corp. (b).............      72,514
     270    EMC Corp. (b).......................      22,967
     734    Intel Corp..........................      86,990
     413    International Business Machines
              (b)...............................      76,302
     426    Lucent Technologies, Inc............      46,805
   1,562    Microsoft Corp. (b).................     216,691
     155    Oracle Corp. (b)(c).................       6,693
     200    Parametric Technology Corp. (b).....       3,275
     130    Peoplesoft, Inc. (b)................       2,462
     150    Sun Microsystems, Inc. (b)..........      12,844
     110    Tellabs, Inc. (b)...................       7,542
      75    United Technologies Corp............       8,156
                                                  ----------
                                                     693,353
                                                  ----------
Transportation (0.1%):
     108    Southwest Airlines Company..........       2,412
                                                  ----------
Utilities (7.1%):
     230    Airtouch Communications, Inc.
              (b)(c)............................      16,596
     421    Ameritech Corp......................      26,649
     451    Bell Atlantic Corp. (c).............      23,892
     277    GTE Corp............................      18,025
     530    MCI Worldcom, Inc. (b)(c)...........      38,028
     851    SBC Communications, Inc.............      45,624
                                                  ----------
                                                     168,814
                                                  ----------
  Total Common Stocks                              2,327,640
                                                  ----------
INVESTMENT COMPANIES (3.3%):
  77,942    One Group Prime Money Market Fund,
              Class I...........................      77,942
                                                  ----------
  Total Investment Companies                          77,942
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (3.5%):
Investment Companies (0.1%):
   1,323    AIM Liquid Asset Money Market Fund..       1,323
   1,323    AIM Prime Money Market Fund.........       1,323
                                                  ----------
                                                       2,646
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Master Notes (0.5%):
 $ 3,968    Bear Stearns Mortgage Capital,
              5.77%, 1/4/99*....................  $    3,968
   1,984    Merrill Lynch, 5.75%, 1/4/99*.......       1,984
   1,191    NationsBanc Capital Markets, 5.70%,
              1/4/99*...........................       1,191
   3,969    Williamette Industries, Inc., 5.00%,
              1/6/99............................       3,969
                                                  ----------
                                                      11,112
                                                  ----------
Put Bonds (1.1%):
   3,305    Associates Corp., 4.99%, 1/4/99.....       3,305
   2,646    Branch Banking & Trust, 5.05%,
              12/10/99*.........................       2,646
   3,042    Evangelical Lutheran, 5.73%,
              4/28/99*..........................       3,037
   1,984    GMAC, 5.10%, 11/10/99*..............       1,987
   1,984    GMAC, 5.11%, 11/10/99*..............       1,988
   3,307    Goldman Sach, 5.15%, 11/21/00*......       3,307
   5,953    Greenwich Capital, 6.08%,
              12/13/99*.........................       5,953
   3,307    Lehman Brothers Holdings, 5.84%,
              3/3/00............................       3,307
                                                  ----------
                                                      25,530
                                                  ----------
Repurchase Agreements (1.8%):
   3,307    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $3,050 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24, market value
              $3,628)...........................       3,307
  26,455    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $25,592 various
              Corporated Bonds, 0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
              $27,779)..........................      26,455
   2,022    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $2,123 Racers
              Asset Backed Bonds, 5.78%, 6/7/99,
              market value $2,123)..............       2,022
     397    Lehman Brothers, 5.40%, 1/4/99
              (Collateralized by $417 Barton
              Capital Commercial Paper, 0.00%,
              3/25/99, market value $417).......         397
   1,323    Morgan Stanley, 5.64%, 1/4/99
              (Collateralized by $1,501 various
              Asset Backed Securities,
              0.00% - 7.04%, 11/12/02 - 7/31/15,
              market value $1,393)..............       1,323

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Large Company Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $ 9,921    Paine Webber, 5.60%, 1/4/99
              (Collateralized by $9,576 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
              $10,417)..........................  $    9,921
                                                  ----------
                                                      43,425
                                                  ----------
  Total Short-Term Securities Held as Collateral      82,713
                                                  ----------
Total (Cost $1,508,643)(a)                        $2,488,294
                                                  ==========

------------

Percentages indicated are based on net assets of $2,378,568.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................    $992,564
Unrealized depreciation......................     (12,913)
                                                 --------
Net unrealized appreciation..................    $979,651
                                                 ========

(b) Non-income producing securities.

(c) A portion of this security was loaned as of December 31, 1998.

(d) Rounds to less than 1,000
  * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
 COMMON STOCKS (97.4%):
Business Equipment & Services (8.1%):
      46    America Online, Inc. (c)............  $    7,375
     238    Cintas Corp.........................      16,745
     342    Comdisco, Inc.......................       5,771
     110    Corrections Corporation of America
              (b)...............................       1,939
     197    Fiserv, Inc. (b)....................      10,123
      45    GTECH Holdings Corp. (b)............       1,153
     188    Manpower, Inc.......................       4,745
     211    Miller (Herman), Inc................       5,671
     130    Nova Corp./Georgia (b)..............       4,509
     280    Office Depot, Inc. (b)..............      10,343
       7    Omnicom Group, Inc..................         429
       2    Paychex, Inc........................          92
      27    Pittston Co.........................         848
      89    Policy Management Systems Corp......       4,495
     214    Reynolds & Reynolds Co..............       4,902
     207    Sterling Commerce, Inc. (b).........       9,335
     320    Sungard Data Systems, Inc. (b)(c)...      12,688
     116    Viad Corp...........................       3,536
      61    Wallace Computer Services, Inc......       1,609
       3    Waste Management, Inc...............         154
                                                  ----------
                                                     106,461
                                                  ----------
Capital Goods (1.6%):
      30    Donaldson Co., Inc..................         623
     114    Fastenal Co. (c)....................       4,998
      76    Federal Signal Corp.................       2,086
       8    Flowserve Corp......................         129
       5    Hubbell, Inc., Class B..............         172
      75    Martin Marietta Materials, Inc......       4,664
     135    Sundstrand Corp.....................       6,995
       4    Tyco International Ltd..............         324
      70    UCAR International, Inc. (b)........       1,247
       3    United Technologies Corp............         330
                                                  ----------
                                                      21,568
                                                  ----------
Consumer Durable (2.7%):
     195    American Standard Companies (b).....       7,008
     126    Federal Mogul Corp. (c).............       7,489
     387    Harley-Davidson, Inc. (c)...........      18,327
      50    Kaydon Corp.........................       2,003
       5    R&B Falcon Corp. (b)................          41
                                                  ----------
                                                      34,868
                                                  ----------
Consumer Non-Durable (3.8%):
       8    Coca-Cola Enterprises, Inc. (c).....         291
       5    Colgate Palmolive Co................         425
     124    Dean Foods Co.......................       5,077
     223    Dial Corp. (c)......................       6,425
     132    Dole Food, Inc......................       3,969
     232    Flowers Industries, Inc.............       5,558

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
     131    General Nutrition Cos., Inc. (b)....  $    2,129
       3    Interpublic Group of Cos., Inc......         228
     187    Interstate Bakeries Co. (c).........       4,952
     289    Jones Apparel Group, Inc. (b)(c)....       6,384
     205    McCormick & Co., Inc................       6,931
       0    Panamerican Beverage, Inc.,
              Class A (d).......................           0
      95    U.S. Food Services..................       4,655
      31    Vlasic Foods International, Inc.
              (b)...............................         734
      74    Wausau-Mosinee Paper Corp...........       1,309
       3    Wrigley (WM.) Junior Co.............         299
                                                  ----------
                                                      49,366
                                                  ----------
Consumer Services (2.0%):
       8    Callaway Golf Co....................          77
       5    Gannett, Inc........................         304
     249    International Game Technologies.....       6,066
      10    Marriott International, Class A.....         290
       3    McGraw Hill, Inc....................         348
      50    Media General Inc., Class A.........       2,650
       7    Promus Hotel Corp. (b)..............         229
      96    TCA Cable TV, Inc...................       3,426
       4    Tribune Co..........................         235
       3    Walt Disney Co......................          86
      21    Washington Post Co..................      12,369
                                                  ----------
                                                      26,080
                                                  ----------
Energy (2.1%):
       5    BJ Services Co. (b).................          71
       9    ENSCO International, Inc............          94
     742    Global Marine, Inc. (b).............       6,820
       9    Halliburton Co......................         252
     496    KeySpan Energy......................      15,376
      17    Nabors Industries, Inc. (b)(c)......         234
      23    Schlumberger Ltd....................       1,052
     118    Smith International, Inc. (b).......       2,981
     121    Varco International, Inc. (b).......         939
                                                  ----------
                                                      27,819
                                                  ----------
Financial Services (9.8%):
     647    AFLAC, Inc..........................      28,482
       3    American Express Co.................         260
       3    American International Group,
              Inc...............................         327
       2    Amresco, Inc. (b)...................          18
      24    Associated Banc-Corp................         812
       3    Charles Schwab Corp.................         194
     200    Concord EFS, Inc....................       8,475
     550    Convergys Corp......................      12,306
     122    City National Corp..................       5,095
       2    Federal National Mortgage Assoc.....         135

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
       2    Fifth Third Bancorp.................  $      135
       5    First Security Corp.................         125
     294    First Tennessee National Corp.......      11,190
      14    Franklin Resources, Inc. (c)........         432
      19    Marshall & Ilsley Corp..............       1,110
       5    MGIC Investment Corp................         183
     305    North Fork Bancorp., Inc............       7,301
       1    Northern Trust Corp.................         127
     238    Old Kent Financial Corp.............      11,063
     238    Robert Half International, Inc.
              (b)...............................      10,643
     220    Sovereign Bancorp Inc...............       3,135
       2    State Street Corp...................         145
       4    SunAmerica, Inc.....................         309
     301    T. Rowe Price Associates, Inc.
              (c)...............................      10,297
      72    TCF Financial Corp..................       1,739
      15    Union Planters Corp.................         684
      52    Wilmington Trust Corp...............       3,205
     160    Zions Bancorp.......................       9,949
                                                  ----------
                                                     127,876
                                                  ----------
Health Care (17.1%):
      75    Agouron Pharmaceuticals, Inc.
              (b)(c)............................       4,406
     271    Allegiance Corp.....................      12,639
      37    Beckman Coulter, Inc................       2,007
     246    Bergen Brunswig Corp., Class A......       8,579
     179    Biogen, Inc. (b)....................      14,840
       4    Bristol Myers Squibb Co.............         589
     151    Centocor, Inc. (b)..................       6,823
     606    Chiron Corp. (b)....................      15,869
     150    Covance, Inc. (b)...................       4,369
     126    Dentsply International, Inc.........       3,234
     100    Elan Corporation Public Limited Co.
              (b)(c)............................       6,956
       8    Eli Lilly and Co....................         667
     176    Forest Laboratories, Inc., Class A
              (b)...............................       9,361
       4    Guidant Corp........................         477
      12    HBO & Co............................         344
       8    HCR Manor Care Inc. (b).............         232
     622    Health Management Associates,
              Inc. (b)..........................      13,444
       3    Healthsouth Corp. (b)...............          54
      38    Hillenbrand Industries, Inc.........       2,133
     115    Lincare Holdings, Inc. (b)(c).......       4,665
     265    McKesson Corp. (c)..................      20,952
     400    Mylan Laboratories, Inc. (c)........      12,600
     196    Omnicare, Inc. (c)..................       6,811
     170    PSS World Medical, Inc. (b).........       3,910
     225    Quintiles Transnational Corp.
              (b)(c)............................      12,009
      16    Schering Plough Corp................         906

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
      75    Sepracor Inc. (b)(c)................  $    6,609
     145    Steris Corp. (b)....................       4,123
     228    Stryker Corp. (c)...................      12,576
     382    Sybron International Corp. (b)......      10,393
     167    Total Renal Care Holdings, Inc.
              (b)(c)............................       4,937
       8    Warner Lambert Co...................         609
     256    Watson Pharmaceutical, Inc. (b).....      16,109
                                                  ----------
                                                     224,232
                                                  ----------
Multi-Industry (0.4%):
     220    Whitman Corp........................       5,583
                                                  ----------
Raw Materials (3.3%):
     395    Allied Waste Industries, Inc. (b)...       9,332
     176    Crompton & Knowles Corp.............       3,649
      86    Ferro Corp..........................       2,224
      50    Newport News Shipbuilding...........       1,672
     248    Solutia, Inc........................       5,549
     100    Southdown, Inc......................       5,889
      74    Vulcan Materials Co. (c)............       9,789
     164    Westpoint Stevens, Inc. (b).........       5,176
                                                  ----------
                                                      43,280
                                                  ----------
Retail (8.4%):
     146    Abercrombie & Fitch (b).............      10,301
     144    Barnes & Noble, Inc. (b)(c).........       6,113
     358    Bed Bath & Beyond, Inc. (b).........      12,206
     269    Best Buy, Inc. (b)..................      16,509
     129    Borders Group, Inc. (b).............       3,217
       4    CompUSA, Inc. (b)...................          49
       5    Dayton Hudson Corp..................         267
      32    Dollar General Corp.................         755
     155    Dollar Tree Stores, Inc. (b)........       6,772
     458    Family Dollar Stores, Inc...........      10,086
     377    Finish Line, Class A (b)(c).........       3,014
       7    Fred Meyer, Inc. (b)................         418
      11    Gap, Inc............................         630
       3    Home Depot, Inc.....................         183
     896    Just For Feet, Inc. (b).............      15,572
     107    Outback Steakhouse, Inc. (b)........       4,277
     115    Ross Stores, Inc....................       4,528
       5    Safeway, Inc. (b)...................         305
     236    Starbucks Corp. (b).................      13,234
       2    Tandy Corp..........................          93
      20    TJX Co., Inc........................         580
       8    Walgreen Co.........................         484
                                                  ----------
                                                     109,594
                                                  ----------
Shelter (1.5%):
     135    HON INDUSTRIES, Inc.................       3,223

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Shelter, continued:
     421    Leggett & Platt, Inc................  $    9,258
       3    Sealed Air Corp. (b)................         158
     277    Shaw Industries, Inc................       6,717
                                                  ----------
                                                      19,356
                                                  ----------
Technology (31.8%):
     350    ADC Telecommunications, Inc.
              (b)(c)............................      12,173
     306    Altera Corp. (b)....................      18,634
     193    American Power Conversion Corp.
              (b)...............................       9,367
     270    Analog Devices, Inc. (b)(c).........       8,471
       5    Applied Materials, Inc. (b).........         226
      50    At Home Corp., Series A.............       3,713
     544    Cadence Design Systems, Inc. (b)....      16,175
      80    Cambridge Technology Partners, Inc.
              (b)...............................       1,770
     164    Century Telephone Enterprises.......      11,070
       3    Cisco Systems, Inc. (b).............         233
     100    Citrix Systems, Inc. (b)............       9,706
     471    Compuware Corp. (b).................      36,796
     120    Comverse Technology, Inc. (b)(c)....       8,520
       6    Creative Technology Limited.........          86
     223    Dell Computer Corp. (b).............      16,350
      15    E-Tek Dynamics Inc. (b).............         401
     126    Electronic Arts, Inc. (b)...........       7,094
     210    Fore Systems, Inc. (b)..............       3,846
     250    Gulfstream Aerospace Corp...........      13,313
     120    Intuit, Inc. (b)....................       8,700
     210    Keane, Inc. (b).....................       8,387
      75    Legato Systems, Inc.................       4,945
     206    Lexmark International Group, Inc.
              (b)...............................      20,703
     225    Linear Technology Corp. (c).........      20,145
     435    Maxim Integrated Products, Inc.
              (b)...............................      19,004
      50    Maxtor Corp. (b)....................         700
     170    Microchip Technology, Inc. (b)(c)...       6,290
     483    Network Associates, Inc. (b)(c).....      31,965
      20    Network Solutions, Inc., Class A....       2,618
      11    Peoplesoft Inc. (b).................         200
     195    Platinum Tech. (b)(c)...............       3,729
     189    Qualcomm, Inc. (b)..................       9,793
     115    SCI Systems, Inc. (b)(c)............       6,612
     235    Siebel Systems, Inc. (b)............       7,975
     100    Snyder Communications, Inc. (b).....       3,376
     283    Solectron Corp. (b).................      26,320
      85    SPX Corp............................       5,695
     156    Storage Technology Corp. (b)........       5,548
      38    Structural Dynamics Research
              Corp. (b).........................         751
      80    Symantec Corp. (b)..................       1,740
     133    Symbol Technologies, Inc............       8,491

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     180    Synopsys, Inc. (b)..................  $    9,765
       6    Tellabs, Inc. (b)...................         398
       4    Ubid Inc. (b)(c)....................         427
       2    Xerox Corp..........................         238
     376    Xilinx, Inc. (b)....................      24,513
                                                  ----------
                                                     416,972
                                                  ----------
Transportation (1.3%):
     125    Airborne Freight Corp...............       4,508
       5    CNF Transportation, Inc.............         188
     248    Kansas City Southern Industries,
              Inc. (c)..........................      12,198
                                                  ----------
                                                      16,894
                                                  ----------
Utilities (3.5%):
       2    Airtouch Communications, Inc. (b)...         179
      13    Alltel..............................         776
       3    Ameritech Corp......................         186
       3    Bell Atlantic Corp..................         159
      40    Celestica, Inc. (b)(c)..............         988
     316    Cincinnati Bell, Inc................      11,955
       9    Ericsson L M Telephone Co...........         208
     144    Interstate Energy Corp..............       4,644
     108    K.N. Energy, Inc....................       3,910
     459    LG&E Energy Corp. (c)...............      12,989
       4    MCN Energy Group, Inc...............          76
       5    Northern Telecom Ltd................         235
       2    Qwest Communications International,
              Inc. (b)..........................         124
      79    SBC Communications, Inc.............       4,253
     115    Seagull Energy Corp. (b)............         727
       3    US West Inc.........................         170
     220    Weatherford International (b).......       4,263
                                                  ----------
                                                      45,842
                                                  ----------
  Total Common Stocks                              1,275,791
                                                  ----------
INVESTMENT COMPANIES (3.4%):
  45,109    One Group Prime Money Market Fund,
              Class I...........................      45,109
                                                  ----------
  Total Investment Companies                          45,109
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (16.6%):
Investment Companies (0.5%):
   3,469    AIM Liquid Asset Money Market
              Fund..............................       3,469
   3,469    AIM Prime Money Market Fund.........       3,469
                                                  ----------
                                                       6,938
                                                  ----------
Master Notes (2.2%):
 $10,407    Bear Stearns Mortgage Capital,
              5.77%, 1/4/99*....................      10,407

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Growth Opportunities Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Master Notes, continued:
 $ 5,203    Merrill Lynch, 5.75%, 1/4/99*.......  $    5,203
   3,122    NationsBanc Capital Markets, 5.70%,
              1/4/99*...........................       3,122
  10,407    Williamette Industries, Inc., 5.00%,
              1/6/99*...........................      10,407
                                                  ----------
                                                      29,139
                                                  ----------
Put Bonds (5.1%):
   8,668    Associates Corp., 4.99%, 1/4/99*....       8,668
   6,938    Branch Banking & Trust, 5.05%,
              12/10/99*.........................       6,938
   7,965    Evangelical Lutheran, 5.73%,
              4/28/99*..........................       7,965
   5,203    GMAC, 5.11%, 11/10/99*..............       5,212
   5,203    GMAC, 5.10%, 11/10/99*..............       5,211
   8,672    Goldman Sachs, 5.15%, 11/21/00*.....       8,672
  15,610    Greenwich Capital, 6.08%,
              12/13/99*.........................      15,609
   8,672    Lehman Brothers Holdings, 5.84%,
              3/3/00............................       8,672
                                                  ----------
                                                      66,947
                                                  ----------
Repurchase Agreements (8.8%):
   8,672    Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $7,998 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24, market value
              $9,513)...........................       8,672
  69,377    Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $67,111 various
              Corporate Bonds, 0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
              $72,847)..........................      69,377

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $ 5,303    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $5,568 Racers
              Asset Backed Bonds, 5.78%, 6/7/99,
              market value $5,568)..............  $    5,303
   1,041    Lehman Brothers, 5.40%, 1/4/99
              (Collateralized by $1,093 Barton
              Capital Commercial Paper, 0.00%,
              3/25/99, market value $1,093).....       1,041
   3,469    Morgan Stanley, 5.64%, 1/4/99
              (Collateralized by $3,935 various
              Asset Backed Securities,
              0.00% - 7.04%, 11/12/02 - 7/31/15,
              market value $3,653)..............       3,469
  26,017    Paine Webber, 5.60%, 1/4/99
              (Collateralized by $25,112 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
              $27,318)..........................      26,017
                                                  ----------
                                                     113,879
                                                  ----------
  Total Short-Term Securities Held as Collateral     216,903
                                                  ----------
Total (Cost $1,286,380)(a)                        $1,537,803
                                                  ==========

------------

Percentages indicated are based on net assets of $1,308,764.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follow (amounts in thousands):

Unrealized appreciation......................    $300,231
Unrealized depreciation......................     (48,808)
                                                 --------
Net unrealized appreciation..................    $251,423
                                                 ========

(b) Non-income producing securities.

(c) A portion of this security was loaned as of December 31, 1998.

(d) Rounds to less than 1,000.
 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Small Capitalization Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
 COMMERCIAL PAPER (3.5%):
Financial Services (3.5%):
 $3,900     Goldman Sachs, 5.05%, 3/19/99.......  $    3,861
  1,000     Special Purpose Account, 5.17%,
              3/19/99...........................         989
                                                  ----------
  Total Commercial Paper                               4,850
                                                  ----------
COMMON STOCKS (86.2%):
Advertising (1.2%):
     19     Advo, Inc. (b)......................         501
     31     Ha-Lo Industries, Inc. (b)..........       1,167
                                                  ----------
                                                       1,668
                                                  ----------
Automotive (0.4%):
     13     Polaris Industries, Inc.............         525
                                                  ----------
Broadcasting & Publishing (0.2%):
      7     Metro Networks, Inc. (b)............         298
                                                  ----------
Business Equipment & Services (7.4%):
     56     Acxiom Corp. (b)....................       1,737
     30     American Management Systems (b).....       1,200
     14     Carriage Services, Inc., Class A
              (b)...............................         398
     19     Catalina Marketing Corp. (b)........       1,299
     12     Central Parking Corp. (c)...........         389
     16     Consolidated Graphics, Inc. (b).....       1,081
     15     Equity Corporation International
              (b)...............................         398
     15     Henry (Jack) & Associates...........         746
      9     Hyperion Solutions Corp. (b)........         167
     18     Inter-Tel, Inc......................         409
     15     International Telecommunications
              Data Systems (b)..................         221
     30     Paxar Corp. (b).....................         268
     11     SEI Corp............................       1,093
     15     Staffmark, Inc. (b)(c)..............         336
     16     Zebra Technologies, Class A (b).....         460
                                                  ----------
                                                      10,202
                                                  ----------
Capital Goods (3.7%):
     33     Applied Power, Inc., Class A........       1,226
     12     Astec Industries, Inc. (b)..........         640
     15     Belden, Inc.........................         318
     32     Blount International, Inc., Class
              A.................................         785
     34     Interface, Inc......................         316
     20     Kuhlman Corp........................         758
     12     Lone Star Industries (c)............         442
     19     Roper Industries, Inc...............         387
     11     Texas Industries, Inc...............         296
                                                  ----------
                                                       5,168
                                                  ----------

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Commercial Services (1.1%):
      9     Lason, Inc. (b).....................  $      524
     16     Prepaid Legal Services..............         528
     18     Whittman-Hart, Inc. (b).............         494
                                                  ----------
                                                       1,546
                                                  ----------
Computer Software (1.1%):
      7     Mercury Interactive (b).............         411
     17     Progress Software Corp. (b).........         564
     30     Xylan Corp. (b).....................         532
                                                  ----------
                                                       1,507
                                                  ----------
Consumer Durable (1.1%):
     40     Gentex Corp. (b)....................         800
      7     SPX Corp. (b).......................         469
     13     Watsco, Inc.........................         218
                                                  ----------
                                                       1,487
                                                  ----------
Consumer Non-Durable (4.7%):
     29     Aptargroup, Inc.....................         814
      8     Canandaigua Wine Co., Class A (b)...         463
      6     Coca-Cola Bottling Co...............         345
     13     Corn Products International, Inc....         395
     32     Mohawk Industries Co. (b)...........       1,345
     11     Natures Sunshine Products, Inc......         168
     10     Nautica Enterprises, Inc. (b).......         150
     14     Pillowtex Corp......................         375
     18     Richfood Holdings, Inc..............         374
     35     Smithfield Foods, Inc. (b)..........       1,185
     20     Westpoint Stevens, Inc. (b).........         631
     20     Wolverine World Wide, Inc...........         265
                                                  ----------
                                                       6,510
                                                  ----------
Consumer Services (1.2%):
     11     Action Performance Co., Inc.
              (b)(c)............................         389
     12     International Speedway Corp., Class
              A.................................         485
     22     Primadonna Resorts, Inc. (b)........         194
     30     Prime Hospitality Corp. (b).........         317
     11     Westwood One, Inc. (b)..............         336
                                                  ----------
                                                       1,721
                                                  ----------
Containers & Packaging (0.3%):
     17     Shorewood Packaging (b).............         349
                                                  ----------
Electrical & Electronic (0.3%):
     20     Burr-Brown Corp. (b)................         469
                                                  ----------
Electronic Components/Instruments (0.5%):
     18     Dallas Semi-Conductors..............         725
                                                  ----------
Electronics (0.5%):
     24     C-Cube Microsystems, Inc. (b).......         662
                                                  ----------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Small Capitalization Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
 Energy (0.6%):
     23     Cal Dive International, Inc. (b)....  $      478
     12     Devon Energy Corp. (c)..............         368
                                                  ----------
                                                         846
                                                  ----------
Environmental Services (0.4%):
     18     Tetra Tech, Inc. (b)................         487
                                                  ----------
Financial Services (15.0%):
     27     American Bankers Insurance Group....       1,306
      8     Americredit Corp. (b)...............         111
      6     Arthur J. Gallagher & Co............         265
     35     Astoria Financial Corp..............       1,600
     19     Carolina First Corp.................         481
     17     Centura Banks, Inc..................       1,264
      7     CMAC Investment Corp................         322
     25     Colonial BancGroup, Inc.............         300
      7     Commerce Bancorp, Inc...............         368
     32     Cooperative Bankshares, Inc. (b)....         380
     20     Cullen/Frost Bankers, Inc...........       1,098
     29     E*Trade Group, Inc. (b)(c)..........       1,356
     15     Eaton Vance.........................         313
     11     Fidelity Bankshares, Inc............         250
     19     Fidelity National Financial.........         570
     28     First American Financial Corp.......         900
     15     First Financial Holdings, Inc.......         285
      5     First Liberty Financial Corp........         105
     10     First Midwest Bancgroup, Inc........         381
      5     Firstbank Puerto Rico...............         151
     47     Firstmerit Corp.....................       1,263
     25     Hibernia Corp., Class A.............         434
     13     Hubco, Inc..........................         392
      1     Jefferies Group.....................          55
     10     Keystone Financial, Inc.............         370
     35     Legg Mason, Inc.....................       1,105
     15     Morgan Keegan, Inc..................         282
     26     Mutual Risk Management Ltd. (c).....       1,017
     10     Premier Bancshares, Inc.............         262
     15     Protective Life Corp................         597
     27     Raymond James Financial, Inc........         570
     27     Resource Bancshares Mortgage Group..         447
     15     Triad Guaranty, Inc. (b)............         331
     14     United Bankshares, Inc..............         371
      6     US Trust Corp.......................         456
     20     UST Corp............................         471
     15     Whitney Holding Corp................         563
                                                  ----------
                                                      20,792
                                                  ----------
Health Care (15.2%):
     17     Adac Laboratories (b)...............         329
     19     Alpharma, Inc., Class A.............         664

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     23     Ballard Medical Products............  $      562
     16     Barr Laboratories, Inc. (b).........         763
      6     Bindley Western Industries..........         305
      9     Biomatrix, Inc. (b).................         524
     38     Ciber, Inc. (b)(c)..................       1,064
      4     Envoy Corp. (b)(c)..................         233
     15     Express Scripts, Inc., Class A
              (b)...............................       1,000
     30     Genesis Health Ventures, Inc.
              (b)(c)............................         263
     28     IDEXX Laboratories, Inc. (b)........         743
     19     Incyte Pharmaceuticals, Inc. (b)....         725
     25     Integrated Health Services (b)......         353
     23     Invacare Corp.......................         562
     21     Jones Pharma, Inc...................         767
     32     Liposome Co., Inc. (b)..............         494
     18     MedImmune, Inc. (b)(c)..............       1,761
     24     Medquist, Inc. (b)..................         948
     21     Mentor Corp.........................         485
     56     Orthodontic Centers of America
              (b)...............................       1,079
     19     Patterson Dental Co. (b)............         805
     12     Pediatrix Medical (b)...............         689
     23     Pharmaceutical Product Development
              (b)(c)............................         691
     13     PSS World Medical, Inc. (b).........         288
     20     Renal Care Group (b)................         576
     25     Respironics, Inc. (b)...............         495
     39     Safeskin Corp. (b)(c)...............         948
     25     Sequus Pharmaceuticals (b)..........         506
     18     Universal Health Services, Class B
              (b)...............................         908
     20     Vertex Pharmaceuticals, Inc. (b)....         583
     11     Visx, Inc. (b)......................         944
                                                  ----------
                                                      21,057
                                                  ----------
Industrial Goods & Services (1.6%):
      9     Dycom (b)...........................         514
     20     G & K Services, Inc., Class A.......       1,076
     12     Micrel, Inc. (b)....................         649
                                                  ----------
                                                       2,239
                                                  ----------
Machinery & Equipment (0.4%):
     36     JLG Industries, Inc.................         563
                                                  ----------
Manufacturing-Consumer Goods (0.5%):
     11     Graco, Inc..........................         324
      8     Pentair, Inc........................         319
                                                  ----------
                                                         643
                                                  ----------
Raw Materials (1.9%):
     20     Buckeye Technologies, Inc. (b)......         299
     27     Cambrex Corp........................         648
     15     Chemfirst, Inc......................         296

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Small Capitalization Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     16     Scotts Co., Class A (b).............  $      615
     34     Tredegar Industries, Inc............         765
                                                  ----------
                                                       2,623
                                                  ----------
Retail (6.6%):
     21     Cash America International, Inc.....         319
     28     CKE Restaurants, Inc................         810
     12     Delta Pine & Land Co................         444
     10     Foodmaker, Inc. (b).................         221
     20     Just For Feet, Inc. (b).............         348
     18     Linens 'n Things, Inc. (b)..........         713
     27     Men's Wearhouse, Inc. (b)...........         857
     20     Michaels Stores, Inc. (b)(c)........         362
     12     O'Reilly Automotive, Inc. (b).......         567
      9     Papa John's International, Inc.
              (b)...............................         397
     40     Pier 1 Imports, Inc.................         388
      7     Regis Corp..........................         260
     36     Ruby Tuesday, Inc. (b)..............         765
      3     Travis Boats & Motors, Inc.
              (b)(c)............................          51
     19     Whole Foods Market, Inc. (b)........         919
     43     Williams Sonoma, Inc. (b)...........       1,732
                                                  ----------
                                                       9,153
                                                  ----------
Shelter (2.5%):
     24     Caraustar Industries, Inc...........         686
     20     Champion Enterprises, Inc. (b)......         548
     11     Crossmann Communities, Inc. (b).....         304
     20     D. R. Horton, Inc...................         460
     20     Ethan Allen Interiors, Inc..........         819
     21     La-Z-Boy, Inc.......................         374
     15     Ladd Furniture, Inc. (b)............         243
                                                  ----------
                                                       3,434
                                                  ----------
Technology (13.4%):
     12     Alliant Techsystems, Inc. (b).......         948
     21     Anixter International, Inc. (b).....         427
     28     Applied Materials, Inc. (b).........       1,195
     28     Aspect Telecommunications, Inc.
              (b)...............................         483
     20     Be Aerospace, Inc. (b)..............         420
     18     Boole and Babbage, Inc. (b).........         530
     50     Brightpoint, Inc. (b)(c)............         688
      6     Comverse Technology, Inc. (b).......         454
     39     Datastream Systems, Inc. (b)(c).....         449
     37     Devry, Inc. (b).....................       1,133
     14     Etec Systems, Inc. (b)..............         560
     21     HNC Software (b)(c).................         849
      5     Jabil Circuit, Inc. (b).............         373
      5     Kronos, Inc. (b)....................         222
     15     MacDermid, Inc......................         587
     17     Macromedia, Inc. (b)................         579

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     19     National Computer Systems, Inc......  $      707
     10     Novellus Systems, Inc. (b)..........         495
     20     Oak Industries, Inc. (b)............         700
     14     Photronics, Inc. (b)................         336
     17     Platinum Technology, Inc. (b)(c)....         325
     21     Plexus Corp. (b)....................         698
     20     Powertel, Inc. (b)..................         271
     30     Sanmina Corp. (b)...................       1,862
      8     SCI Systems, Inc. (b)(c)............         468
     15     SPS Technologies, Inc. (b)..........         834
      7     Teleflex, Inc.......................         319
     22     Unitrode Corp. (b)..................         385
     28     Vitesse Semiconductors (b)..........       1,277
                                                  ----------
                                                      18,574
                                                  ----------
Transportation (1.9%):
     17     Atlantic Coast Airlines, Inc. (b)...         425
     30     Comair Holdings, Inc................       1,012
     25     Heartland Express, Inc. (b).........         438
     24     Skywest, Inc........................         785
                                                  ----------
                                                       2,660
                                                  ----------
Utilities (2.5%):
     30     Commscope, Inc. (b).................         504
      8     CTS Corp............................         348
     14     Dionex Corp. (b)....................         494
     12     Energen Corp........................         234
     15     Public Service Co. of NC, Inc.......         390
     23     Rural Cellular Corp., Class A (b)...         242
     11     Sierra Pacific Resources............         418
     26     Tel-Save Holdings, Inc. (b)(c)......         436
     10     TNP Enterprises, Inc................         379
                                                  ----------
                                                       3,445
                                                  ----------
  Total Common Stocks                                119,353
                                                  ----------
PREFERRED STOCKS (2.1%):
Computer Software (0.5%):
     16     National Data Corp. (c).............         755
                                                  ----------
Financial Services (0.4%):
     10     CCB Financial Corp..................         570
                                                  ----------
Utilities (1.2%):
     30     Valassis Communications, Inc. (b)...       1,548
                                                  ----------
  Total Preferred Stocks                               2,873
                                                  ----------
U.S. TREASURY OBLIGATIONS (0.5%):
U.S. Treasury Bills (0.5%):
 $   50     1/21/99(d)..........................          50
    195     2/18/99(d)..........................         194
    150     2/25/99(d)..........................         149

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Small Capitalization Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bills, continued:
 $  285     3/18/99(d)..........................  $      282
                                                  ----------
  Total U.S. Treasury Obligations                        675
                                                  ----------
REPURCHASE AGREEMENTS (0.7%):
  1,000     Prudential Securities, 5.07%,
              1/4/99, (Collateralized by $995
              various Corporate Bonds,
              0.00% - 7.50%, 1/7/99 - 5/15/02,
              market value $1,020)..............       1,000
                                                  ----------
  Total Repurchase Agreements                          1,000
                                                  ----------
INVESTMENT COMPANIES (7.9%):
  6,930     One Group Prime Money Market Fund,
              Class I...........................       6,929
    239     SEI Institutional Managed Trust
              Small Capital Growth Fund.........       4,067
                                                  ----------
  Total Investment Companies                          10,996
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (5.8%):
Investment Companies (0.2%):
    129     AIM Liquid Asset Money Market Fund..         129
    129     AIM Prime Money Market Fund.........         130
                                                  ----------
                                                         259
                                                  ----------
Master Notes (0.8%):
    388     Bear Stearns Mortgage Capital,
              5.77%, 1/4/99*....................         388
    194     Merrill Lynch, 5.75%, 1/4/99*.......         194
    116     NationsBanc Capital Markets, 5.70%,
              1/4/99*...........................         116
    388     Williamette Industries, Inc., 5.00%,
              1/6/99............................         388
                                                  ----------
                                                       1,086
                                                  ----------
Put Bonds (1.8%):
    323     Associates Corp., 4.99%, 1/4/99.....         323
    259     Branch Banking & Trust, 5.05%,
              12/10/99*.........................         259
    297     Evangelical Lutheran, 5.73%,
              4/28/99*..........................         297
    194     GMAC, 5.11%, 11/10/99*..............         194
    194     GMAC, 5.10%, 11/10/99*..............         194

 SHARES
   OR
PRINCIPAL                 SECURITY                  MARKET
 AMOUNT                 DESCRIPTION                 VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $  323     Goldman Sachs, 5.15%, 11/21/00*.....  $      323
    582     Greenwich Capital, 6.08%,
              12/13/99*.........................         582
    323     Lehman Brothers Holdings, 5.84%,
              3/3/00............................         323
                                                  ----------
                                                       2,495
                                                  ----------
Repurchase Agreements (3.0%):
    323     Goldman Sachs, 5.65%, 1/4/99
              (Collateralized by $298 various
              Corporate Bonds, 5.60% - 11.25%,
              1/31/20 - 8/15/24, market value
              $355).............................         323
  2,585     Lehman Brothers, 5.65%, 1/4/99
              (Collateralized by $2,501 various
              Corporated Bonds, 0.00% - 10.67%,
              10/1/99 - 10/1/46, market value
              $2,715)...........................       2,585
    198     Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $208 Racers
              Asset Backed Bonds, 5.78%, 6/7/99,
              market value $208)................         198
     39     Lehman Brothers, 5.40%, 1/4/99
              (Collateralized by $41 Barton
              Capital Commercial Paper, 0.00%,
              3/25/99, market value $41)........          39
    129     Morgan Stanley, 5.64%, 1/4/99
              (Collateralized by $147 various
              Asset Backed Securities,
              0.00% - 7.04%, 11/12/02 - 7/31/15,
              market value $136)................         129
    970     Paine Webber, 5.60%, 1/4/99
              (Collateralized by $936 various
              Corporate Bonds, 6.15% - 9.45%,
              11/1/99 - 5/1/27, market value
              $1,018)...........................         970
                                                  ----------
                                                       4,244
                                                  ----------
  Total Short-Term Securities Held as Collateral       8,084
                                                  ----------
Total (Cost $134,125) (a)                         $  147,831
                                                  ==========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Small Capitalization Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

------------

Percentages indicated are based on net assets of $138,570.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................    $20,388
Unrealized depreciation......................     (6,682)
                                                 -------
Net unrealized appreciation..................    $13,706
                                                 =======

(b) Non-income producing securities.

(c) A portion of this security was loaned as of December 31, 1998.

(d) Serves as collateral for futures contracts.

                                                                      CURRENT
                                                          OPENING     MARKET
NUMBER OF                                                POSITIONS     VALUE
CONTRACTS                 CONTRACT TYPE                    (000)       (000)
---------                 -------------                  ---------    -------
   26        Long Russell, March 1999 Futures             $ 5,129     $ 5,528

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 COMMON STOCKS (99.6%):
ARGENTINA (0.6%):
Automotive (0.0%):
      24    Renault Argentina.....................  $     31
                                                    --------
Banking & Finance (0.1%):
      48    Banco De Galicia Bue 'B'..............       212
      23    Banco Frances Rio Pl..................       163
                                                    --------
                                                         375
                                                    --------
Beverages & Tobacco (0.0%):
       0    Buenos Aires Embottelladora SA, Class
              B (e)...............................         0
                                                    --------
Construction (0.0%):
      97    Astra Cia Argentin....................       115
                                                    --------
Metals & Mining (0.0%):
     156    Siderca SA............................       178
                                                    --------
Oil & Gas Exploration, Production & Services (0.3%):
     130    Perez Companc SA......................       551
      54    YPF Sociedad Anonima..................     1,504
                                                    --------
                                                       2,055
                                                    --------
Telecommunications (0.2%):
      50    Telecom Argentina SA, Class B.........       280
     276    Telefonica de Argentina SA, Class B...       786
                                                    --------
                                                       1,066
                                                    --------
            Total Argentina.......................     3,820
                                                    --------
AUSTRALIA (2.6%):
Banking (0.6%):
     134    National Australia Bank, Ltd..........     2,019
     178    Westpac Banking Corp., Ltd............     1,192
                                                    --------
                                                       3,211
                                                    --------
Beverages & Tobacco (0.1%):
      89    Coca-Cola Amatil Ltd..................       332
      26    Coca-Cola Beverages PLC...............        47
                                                    --------
                                                         379
                                                    --------
Brewery (0.0%):
     113    Foster's Brewing Group................       306
                                                    --------
Broadcasting & Publishing (0.2%):
     171    News Corp., Ltd.......................     1,130
                                                    --------
Building Products (0.2%):
     184    Boral Ltd.............................       262
     135    CSR Ltd...............................       332
      41    Hardie (James) Industries.............        84
     131    Pioneer International Ltd.............       277
                                                    --------
                                                         955
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
AUSTRALIA, CONTINUED:
Chemicals (0.0%):
      21    Orica Ltd.............................  $    108
                                                    --------
Containers & Packaging (0.0%):
      50    Amcor Ltd.............................       214
                                                    --------
Diversified (0.0%):
      82    Southcorp Holdings Ltd................       262
                                                    --------
Engineering (0.0%):
      35    Leighton Holdings Ltd.................       151
                                                    --------
Food Products & Services (0.0%):
     149    Goodman Fielder Ltd...................       151
                                                    --------
Gas Utility (0.0%):
      25    Australian Gas Light Co...............       180
                                                    --------
Insurance (0.0%):
      46    Gio Australia Holdings Ltd............       152
      33    QBE Insurance Group Ltd...............       138
                                                    --------
                                                         290
                                                    --------
Manufacturing-Capital Goods (0.0%):
     110    Pacific Dunlop Ltd....................       178
                                                    --------
  Metals
  (0.0%):
     253    M.I.M. Holdings Ltd...................       112
                                                    --------
Metals & Mining (0.5%):
     178    Broken Hill Proprietary Co., Ltd......     1,311
     200    Normandy Mining Ltd...................       185
      79    North Ltd.............................       129
      69    Santos Ltd............................       186
      36    Sons Of Gwalia........................       101
     106    WMC Ltd...............................       321
                                                    --------
                                                       2,233
                                                    --------
Metals (Non-ferrous) (0.1%):
      27    Rio Tinto Ltd.........................       325
                                                    --------
Real Estate (0.3%):
     186    General Property Trust................       348
      39    Lend Lease Corp.......................       521
     135    Stockland Trust Group.................       337
     160    Westfield Trust.......................       353
                                                    --------
                                                       1,559
                                                    --------
Retail-Stores/Catalog (0.1%):
     130    Coles Myer Ltd........................       682
                                                    --------
Services (0.1%):
      26    Brambles Industries Ltd...............       639
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
AUSTRALIA, CONTINUED:
 Telecommunications-Equipment (0.3%):
     440    Telstra Corporation Ltd. (b)..........  $  2,058
                                                    --------
            Total Australia.......................    16,073
                                                    --------
AUSTRIA (1.1%):
Airlines (0.1%):
      10    Austrian Airlines.....................       366
                                                    --------
Banking & Finance (0.3%):
      36    Bank Austria AG, Participating
              Certificates........................     1,812
                                                    --------
Beverages & Tobacco (0.0%):
       4    Osterreichische Brau-Beteiligungs
              AG..................................       226
                                                    --------
Building Products (0.1%):
       2    Wienerberger Baustoffindustrie AG.....       473
                                                    --------
Chemicals (0.0%):
       3    Lenzing AG (b)........................       159
                                                    --------
Engineering (0.1%):
       5    VA Technologie AG.....................       425
                                                    --------
Environmental Services (0.0%):
       1    BWT AG................................       244
                                                    --------
Insurance (0.1%):
       3    EA-Generali AG........................       627
                                                    --------
Miscellaneous Materials & Commodities (0.0%):
       5    Radex-Heraklith Industriebeteiligungs
              AG..................................       132
                                                    --------
Oil & Gas Exploration, Production & Services (0.1%):
       8    OMV AG................................       787
                                                    --------
Telecommunications-Services and Equipment (0.2%):
       9    Osterreichische
              Elekrizitaitswirtschafts-AG, Class
              A...................................     1,353
                                                    --------
Transportation (0.1%):
       7    Flughafen Wien AG.....................       326
                                                    --------
            Total Austria.........................     6,930
                                                    --------
BELGIUM (2.2%):
Automotive (0.0%):
       0    SA D'Ieteren NV (e)...................       221
                                                    --------
Banking (0.3%):
      23    Kredietbank NV........................     1,849
      13    Kredietbank Strip (b).................         1
                                                    --------
                                                       1,850
                                                    --------
Chemicals (0.1%):
       9    Solvay SA.............................       711
                                                    --------
Electric Utility (0.3%):
      10    Tractebel Inv Cap.....................     1,903
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
BELGIUM, CONTINUED:
Industrial Holding Company (0.1%):
       3    Groupe Bruxelles Lambert SA...........  $    697
                                                    --------
Insurance (0.4%):
       7    Fortis AG.............................     2,712
       4    Fortis AG Certificates (b)............        19
       4    Fortis Strips (b)(e)..................         0
                                                    --------
                                                       2,731
                                                    --------
Merchandising (0.1%):
       7    Delhaize-Le Lion SA...................       637
                                                    --------
Metals & Mining (0.0%):
       3    Union Miniere Group...................       114
                                                    --------
Oil & Gas Exploration, Production & Services (0.2%):
       3    PetroFina SA..........................     1,178
                                                    --------
Pharmaceuticals (0.1%):
       0    UCB Cap Npv (e).......................       617
                                                    --------
Retail-Stores/Catalog (0.0%):
       0    Colrayt (e)...........................        84
                                                    --------
Telecommunications-Services and Equipment (0.6%):
       7    Electrabel SA.........................     2,911
                                                    --------
            Total Belgium.........................    13,654
                                                    --------
BRAZIL (0.2%):
Auto Parts (0.0%):
       8    Marcopolo SA..........................         7
                                                    --------
Banking (0.0%):
   1,285    Banco do Estado De SA.................        53
   3,218    Uniao de Bancos Brasileir.............        65
                                                    --------
                                                         118
                                                    --------
Beverages & Tobacco (0.0%):
      41    Companhia Cervejaria Brahma...........        18
                                                    --------
Chemicals (0.0%):
     242    Copesul -- Companhia Pertoquimica do
              Sul.................................         7
      41    White Martins SA......................        20
                                                    --------
                                                          27
                                                    --------
Electric Utility (0.2%):
  13,109    Centrais Electricas Brasilieras SA....       226
   8,991    Centrais Geradoras (b)................        12
     195    Cia Paulista De Forca E Luz...........        14
   4,116    Companhia Paranaense de Energia-Copel
              (b).................................        24
     363    Light Servicos de Eletricidade SA.....        44
                                                    --------
                                                         320
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
BRAZIL, CONTINUED:
 Food Products & Services (0.0%):
      90    Sadia SA..............................  $     46
                                                    --------
Gaming (0.0%):
       5    Companhia Vidraria Santa Maria........         8
                                                    --------
Steel (0.0%):
   3,589    Companhia Siderurgica Nacional........        80
       4    Companhia Vale do Rio Doce............        38
                                                    --------
                                                         118
                                                    --------
Telecommunications (0.0%):
   1,865    Embratel Participacoes SA (b).........        16
   1,865    Tele Centro Sul Participacoes (b).....        12
   1,865    Tele Norte Leste Participacoes (b)....        15
   1,865    Telecomunicacoes Brasileiras SA (e)...         0
     193    Telecomunicacoes de Sao Paulo SA......        17
   1,865    Telesp Celular Participacoes..........         8
     193    Telesp Celular SA.....................         4
   1,865    Telesp Participacoes SA...............        25
   1,865    Telesudeste Celular SA................         5
                                                    --------
                                                         102
                                                    --------
Tobacco (0.0%):
      33    Souza Cruz SA.........................       213
                                                    --------
            Total Brazil..........................       977
                                                    --------
CHILE (0.5%):
Banking & Finance (0.0%):
       7    Banco de Santiago ADR.................       108
                                                    --------
Beverages & Tobacco (0.1%):
      11    Embotelladora Andina SA ADR...........       148
       7    Embotelladora Andina SA, Series A
              ADR.................................       100
       5    Vina Concho y Toro SA ADR.............       116
                                                    --------
                                                         364
                                                    --------
Chemicals (0.0%):
       6    Quimica Y Minera Chile SA ADR.........       216
                                                    --------
Electric Utility (0.3%):
      12    Chilectra SA ADR......................       258
      26    Enersis SA ADR........................       661
      15    Gener SA ADR..........................       233
                                                    --------
                                                       1,152
                                                    --------
Forest Products (0.0%):
      14    Masisa SA ADR.........................        88
                                                    --------
Metals & Mining (0.0%):
      20    Madeco SA ADR.........................       167
                                                    --------
Packaging (0.0%):
       9    Cristalerias de Chile ADR.............       112
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
CHILE, CONTINUED:
Pharmaceuticals (0.0%):
       9    Laboratorio Chile ADR.................  $    130
                                                    --------
Telecommunications (0.1%):
      35    Telecomunicaciones de Chile SA ADR....       718
                                                    --------
            Total Chile...........................     3,055
                                                    --------
DENMARK (1.1%):
Banking & Finance (0.3%):
       7    Danske Bank...........................       974
       8    Unidanmark A/S, Class A...............       714
                                                    --------
                                                       1,688
                                                    --------
Beverages & Tobacco (0.1%):
       4    Carlsberg A/S, Class A................       241
       4    Carlsberg A/S, Class B................       217
                                                    --------
                                                         458
                                                    --------
Commercial Services (0.0%):
       2    ISS International Service System A/S,
              Class B.............................       111
                                                    --------
Diversified (0.0%):
       9    Superfos A/S..........................       138
                                                    --------
Electronics (0.0%):
       2    Bang & Olufsen Holding................       113
                                                    --------
Engineering (0.0%):
       6    FLS Industries A/S B..................       119
                                                    --------
Food Products & Services (0.1%):
       9    Danisco A/S...........................       461
                                                    --------
Pharmaceuticals (0.2%):
       8    Novo Nordisk A/S, Class B.............     1,043
                                                    --------
Telecommunications (0.2%):
       9    Tele Danmark A/S, Class B.............     1,275
                                                    --------
Transportation & Shipping (0.2%):
       0    D/S 1912, Class B (e).................       909
       0    D/S Svendborg A/S, Class B (e)........       790
                                                    --------
                                                       1,699
                                                    --------
            Total Denmark.........................     7,105
                                                    --------
FINLAND (1.1%):
Banking & Finance (0.1%):
      72    Merita Ltd., Class A..................       457
                                                    --------
Forest Products (0.1%):
      21    UPM-Kymmene Corp......................       591
                                                    --------
Health Care (0.0%):
       2    Instrumentarium Group, Series A.......        78
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
FINLAND, CONTINUED:
 Insurance (0.1%):
       4    Pohjola Insurance Group, Class B......  $    192
       7    Sampo Insurance Co....................       275
                                                    --------
                                                         467
                                                    --------
Metals (0.0%):
      20    Outokumpo OY, Class A.................       186
                                                    --------
Paper Products (0.0%):
       8    Stora Enso Oyj, A Shares..............        68
      14    Stora Enso Oyj, R Shares..............       128
                                                    --------
                                                         196
                                                    --------
Telecommunications (0.8%):
      30    Nokia Oyj, Class A....................     3,638
      10    Nokia Oyj, Class K....................     1,163
                                                    --------
                                                       4,801
                                                    --------
            Total Finland.........................     6,776
                                                    --------
FRANCE (9.5%):
Automotive (0.1%):
       2    PSA Peugeot...........................       286
       4    Valeo.................................       353
                                                    --------
                                                         639
                                                    --------
Banking (0.7%):
      19    Banque Nationale de Paris (c).........     1,524
      15    Paribas (c)...........................     1,304
       9    Societe Generale......................     1,482
                                                    --------
                                                       4,310
                                                    --------
Beverages & Tobacco (0.3%):
       8    LVMH (Moet Hennessy Louis Vuitton)....     1,565
       6    Pernod Ricard.........................       375
                                                    --------
                                                       1,940
                                                    --------
Broadcasting/Cable (0.1%):
       3    Canal Plus............................       828
                                                    --------
Building Products (0.2%):
       2    Imetal SA.............................       250
       9    Lafarge SA............................       879
                                                    --------
                                                       1,129
                                                    --------
Business Service (0.6%):
      14    Vivendi (c)...........................     3,621
                                                    --------
Chemicals (0.5%):
       8    L'Air Liquide.........................     1,485
      32    Rhone-Poulenc SA (c)..................     1,660
                                                    --------
                                                       3,145
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
FRANCE, CONTINUED:
Commercial Services (0.2%):
       1    Addeco SA.............................  $    276
       4    Sodexho SA............................       878
                                                    --------
                                                       1,154
                                                    --------
Computer Software (0.1%):
       8    Dassault Systems SA...................       370
                                                    --------
Construction (0.1%):
       3    Bouygues..............................       552
                                                    --------
Defense (0.1%):
       1    Sagem SA..............................       368
      12    Thomson CSF...........................       518
                                                    --------
                                                         886
                                                    --------
Diversified (0.1%):
      12    Lagardere SCA.........................       525
                                                    --------
Electrical & Electronic (0.6%):
      18    Alcatel Alsthom (c)...................     2,147
       3    Legrand SA............................       691
      13    Schneider SA..........................       815
                                                    --------
                                                       3,653
                                                    --------
Energy (0.8%):
      23    Elf Aquitane SA.......................     2,686
      21    Total SA, Class B.....................     2,086
                                                    --------
                                                       4,772
                                                    --------
Engineering (0.0%):
       2    Compagnie Francaise d'Etudes et de
              Construction Technip................       233
                                                    --------
Food & Household Products (0.1%):
       2    Eridania Beghin-Say SA................       428
                                                    --------
Food Products & Services (0.3%):
       7    Groupe Danone.........................     2,004
                                                    --------
Health & Personal Care (0.9%):
       5    L'Oreal (c)...........................     3,973
       9    Sanofi SA.............................     1,558
                                                    --------
                                                       5,531
                                                    --------
Industrial Goods & Services (0.1%):
      14    Michelin, Class B, Registered.........       546
                                                    --------
Industrial Holding Company (0.4%):
      13    Lyonnaise des Eaux SA (c).............     2,618
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
FRANCE, CONTINUED:
 Insurance (0.8%):
       1    AXA Certificates Of Guarantee (b).....  $      3
      30    AXA SA................................     4,342
       5    Cap Gemini............................       854
                                                    --------
                                                       5,199
                                                    --------
Leisure (0.1%):
       4    Accor SA..............................       762
                                                    --------
Machine-Diversified (0.0%):
       3    Sidel.................................       239
                                                    --------
Media (0.1%):
       1    Pathe SA..............................       376
                                                    --------
Medical Supplies (0.0%):
       0    Essilor Intl (e)......................       160
                                                    --------
Merchandising (1.0%):
       3    Carrefour SA..........................     2,522
       7    Casino Guichard-Perrachon (c).........       706
      10    Pinault Printemps Redoute SA..........     1,964
       2    Promodes..............................     1,225
                                                    --------
                                                       6,417
                                                    --------
Metals (Non-ferrous) (0.0%):
      20    Usinor................................       217
                                                    --------
Office Equipment & Services (0.1%):
       6    BIC...................................       347
                                                    --------
Oil & Gas (0.2%):
       8    Compagnie de Saint Gobain (c).........     1,165
                                                    --------
Telecommunications-Services and Equipment (0.9%):
      72    France Telecom........................     5,694
                                                    --------
            Total France..........................    59,460
                                                    --------
GERMANY (13.2%):
Airlines (0.2%):
      44    Lufthansa AG (c)......................       969
                                                    --------
Automotive (1.4%):
      63    DaimlerChrysler (b)(c)................     6,198
       1    Man AG................................       397
      24    Volkswagen AG (c).....................     1,952
                                                    --------
                                                       8,547
                                                    --------
Banking (2.1%):
      80    Bayer AG..............................     3,328
      46    Bayerische Vereinsbank AG (c).........     3,627

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
GERMANY, CONTINUED:
      59    Deutsche Bank AG......................  $  3,495
      57    Dresdner Bank AG (c)..................     2,401
                                                    --------
                                                      12,851
                                                    --------
Building Products (0.1%):
       6    Heidelberger Zement AG................       490
                                                    --------
Chemicals (0.5%):
      68    BASF AG...............................     2,594
      11    Degussa AG............................       607
                                                    --------
                                                       3,201
                                                    --------
Computer Software (0.9%):
       7    SAP AG................................     2,962
       5    SAP AG, Vorzug........................     2,339
                                                    --------
                                                       5,301
                                                    --------
Conglomerates (1.3%):
      25    Metro AG (c)..........................     1,973
       2    Preussag AG (c).......................       805
      57    VEBA AG...............................     3,433
       3    Viag AG (c)...........................     1,848
                                                    --------
                                                       8,059
                                                    --------
Construction (0.1%):
       9    Hochtief AG...........................       333
                                                    --------
Consumer Goods & Services (0.1%):
       5    Adidas AG.............................       562
                                                    --------
Electrical & Electronic (0.7%):
      63    Siemens AG (c)........................     4,084
                                                    --------
Engineering (0.8%):
       5    AGIV AG...............................       139
       5    Bilfinger & Berger Bau AG.............       134
      39    Mannesmann AG.........................     4,504
                                                    --------
                                                       4,777
                                                    --------
Gas & Electric Utility (0.1%):
      11    RWE AG................................       392
                                                    --------
Health Care (0.2%):
       8    Schering AG (c).......................       946
                                                    --------
Industrial Goods & Services (0.0%):
       3    Carbon AG.............................       158
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
GERMANY, CONTINUED:
 Insurance (2.4%):
      27    Allianz AG (c)........................  $  9,944
       5    AMB Aachener und Muenchener
              Beteiligungs........................       703
       1    AMB Aachener und Muenchener
              Beteiligungs AG.....................       142
       3    CKAG Colonia Konzern AG...............       348
       0    Muenchener Rueckversicherungs
              Gesellschaft AG, Bearer Shares
              (e).................................       115
       9    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares..............................     4,453
                                                    --------
                                                      15,705
                                                    --------
Investment Company (0.1%):
      10    Beiersdorf AG.........................       671
                                                    --------
Machinery & Equipment (0.1%):
       7    Kloeckner-Humbolt-Deutz AG (b)........        67
       1    Linde AG..............................       659
                                                    --------
                                                         726
                                                    --------
Metals & Mining (0.1%):
       9    Kugelfischer Georg Schaefer AG........        79
       4    Thyssen AG (c)........................       749
                                                    --------
                                                         828
                                                    --------
Pharmaceuticals (0.1%):
      20    Merck KGaA............................       893
                                                    --------
Retail (0.1%):
       1    Karstadt AG...........................       528
                                                    --------
Retail-General Merchandise (0.0%):
       4    Douglas Holding AG....................       266
                                                    --------
Telecommunications (1.3%):
     255    Deutsche Telekom AG...................     8,390
                                                    --------
Telecommunications-Services and Equipment (0.5%):
      55    RWE AG (c)............................     3,032
                                                    --------
            Total Germany.........................    81,709
                                                    --------
GREECE (1.5%):
Agriculture (0.0%):
       8    Hellenic Sugar Industry SA............        72
                                                    --------
Appliances & Household Products (0.0%):
       7    Fourlis Brothers Corp.................        98
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
GREECE, CONTINUED:
Banking & Finance (0.7%):
      11    Alpha Credit Bank.....................  $  1,116
       7    Commercial Bank of Greece SA..........       646
       6    Ergo Bank SA..........................       748
       6    National Bank of Greece SA............     1,446
                                                    --------
                                                       3,956
                                                    --------
Beverages & Tobacco (0.2%):
      32    Hellenic Bottling Co. SA..............       996
                                                    --------
Building Products (0.1%):
      12    Heracles General Cement Co. SA........       334
       4    Titan Cement Co.......................       330
                                                    --------
                                                         664
                                                    --------
Food Products & Services (0.0%):
       6    Elais Co..............................       134
                                                    --------
Health Care (0.0%):
       7    Athens Medical Care...................       130
                                                    --------
Insurance (0.0%):
       7    Aspis Pronia (b)......................        96
                                                    --------
Metals (0.0%):
       1    Aluminium Of Greece...................        59
                                                    --------
Miscellaneous Materials & Commodities (0.0%):
       1    Silver & Baryte Ores Mining (e).......        48
                                                    --------
Packaging (0.0%):
       3    Hellas Can SA.........................        68
                                                    --------
Telecommunications (0.5%):
      87    Hellenic Telecommunication
              Organization........................     2,316
       8    Intracom SA...........................       385
                                                    --------
                                                       2,701
                                                    --------
Textile Products (0.0%):
      10    El. D. Mouzakis SA....................        28
                                                    --------
Tobacco (0.0%):
       8    Papastratos Cigarette.................       126
                                                    --------
Transportation & Shipping (0.0%):
      16    Attica Enterprises....................       140
                                                    --------
            Total Greece..........................     9,316
                                                    --------
HONG KONG (1.5%):
Airlines (0.0%):
     225    Cathay Pacific Airways................       224
                                                    --------
Automotive (0.0%):
     843    Tan Chong International Ltd (b).......        83
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
HONG KONG, CONTINUED:
 Banking (0.2%):
     147    Bank of East Asia Ltd.................  $    257
     131    Hang Seng Bank........................     1,167
                                                    --------
                                                       1,424
                                                    --------
Broadcasting & Publishing (0.0%):
      75    Television Broadcasts Ltd.............       194
                                                    --------
Business Service (0.0%):
     165    Wharf Holdings........................       241
                                                    --------
Conglomerates (0.1%):
     104    Swire Pacific Ltd., Class A...........       466
                                                    --------
Data Processing & Reproduction (0.1%):
     161    New World Development Co..............       405
                                                    --------
Electrical Equipment (0.0%):
     405    Elec & Eltek International Holdings
              Ltd.................................        77
      50    Johnson Electric Holdings.............       129
                                                    --------
                                                         206
                                                    --------
Gas Utility (0.1%):
     261    Hong Kong & China Gas.................       332
                                                    --------
Industrial Holding Company (0.3%):
     236    Hutchison Whampoa Ltd.................     1,667
                                                    --------
Investment Company (0.1%):
     152    CLP Holdings..........................       755
                                                    --------
Real Estate (0.4%):
     145    Cheung Kong (Holdings)................     1,043
     300    Sino Land Company.....................       161
     157    Sun Hung Kai Properties Ltd...........     1,144
                                                    --------
                                                       2,348
                                                    --------
Telecommunications (0.2%):
     721    Hong Kong Telecommunications Ltd......     1,262
                                                    --------
            Total Hong Kong.......................     9,607
                                                    --------
INDIA (0.7%):
Aluminum (0.0%):
      17    Hindalco Industries Ltd. GDR..........       207
      23    Indian Aluminum Company Ltd. GDR......        45
                                                    --------
                                                         252
                                                    --------
Automotive (0.1%):
      45    Mahindra & Mahindra Ltd. GDR..........       171
      51    Tata Engineering & Locomotive Co.,
              Ltd. GDR............................       205
                                                    --------
                                                         376
                                                    --------
Building Products (0.0%):
      32    Gujarat Ambuja Cements Ltd. GDR.......       206
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
INDIA, CONTINUED:
Chemicals (0.0%):
      10    Indian Petrochemicals Corp., Ltd.
              GDR.................................  $     39
      95    Indo Gulf Fertilizers and Chemicals
              Corp., Ltd. GDR.....................        59
      32    United Phosphorus Ltd. GDR............        93
                                                    --------
                                                         191
                                                    --------
Diversified (0.3%):
      30    Grasim Industries Ltd. GDR............       132
      42    ITC Ltd. GDR..........................       872
                                                    --------
                                                       1,004
                                                    --------
Hotels & Lodging (0.0%):
      14    East India Hotels Ltd. GDR............        72
      19    Indian Hotels Co., Ltd. GDR...........       165
                                                    --------
                                                         237
                                                    --------
Manufacturing-Capital Goods (0.1%):
      30    Ashok Leyland Ltd. GDR................        94
      56    India Cements Ltd. GDR................        42
      28    Larsen & Toubro Ltd. GDR..............       199
                                                    --------
                                                         335
                                                    --------
Metals & Mining (0.0%):
      20    Steel Authority of India Ltd. GDR.....        39
                                                    --------
Pharmaceuticals (0.0%):
      34    Ranbaxy Laboratories Ltd. GDR.........       304
                                                    --------
Textile Products (0.1%):
     122    Arvind Mills Ltd. GDR.................        85
      22    Bombay Dye & Manufacturing Co. GDR....        36
      89    Century Textile & Industries Ltd.
              GDR.................................        89
      41    Indian Rayon & Industries Ltd. GDR....       106
       8    Raymond Ltd. GDR......................        27
      82    Reliance Industries Ltd. GDR..........       467
                                                    --------
                                                         810
                                                    --------
Transportation (0.1%):
      26    Bajaj Auto Ltd. GDR...................       387
                                                    --------
Transportation -- Shipping (0.0%):
      21    Great Eastern Shipping Co. GDR........        57
                                                    --------
            Total India...........................     4,198
                                                    --------
IRELAND (0.5%):
Banking & Finance (0.4%):
     104    Allied Irish Banks PLC................     1,858
                                                    --------
Beverages & Tobacco (0.0%):
      77    James Crean PLC.......................        98
                                                    --------
Construction (0.1%):
      24    CRH PLC...............................       408
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
IRELAND, CONTINUED:
 Financial Services (0.0%):
      14    Irish Permanent PLC...................  $    208
                                                    --------
Industrial Goods & Services (0.0%):
     133    Smufit (Jefferson) Group..............       240
                                                    --------
Insurance (0.0%):
      12    Irish Life PLC........................       111
                                                    --------
Media (0.0%):
      34    Independent Newspapers PLC............       135
                                                    --------
            Total Ireland.........................     3,058
                                                    --------
ISRAEL (0.8%):
Agriculture (0.0%):
       0    Mehadrin Ltd. (e).....................        13
                                                    --------
Banking (0.2%):
     370    Bank Hapoalim Ltd.....................       669
      80    First International Bank of Israel
              (1).................................        83
      20    First International Bank of Israel
              (5).................................        99
                                                    --------
                                                         851
                                                    --------
Chemicals (0.1%):
     344    Israel Chemicals Ltd..................       340
                                                    --------
Computer Hardware (0.0%):
       8    Scitex Corp., Ltd. (b)................        92
                                                    --------
Computer Software (0.0%):
       3    New Dimension Software Ltd. (b).......       140
                                                    --------
Construction (0.0%):
      55    Industrial Buildings Corp.............        67
                                                    --------
Diversified (0.0%):
       6    Elco Holdings Ltd.....................        32
       6    IDB Holding Corp., Ltd................       113
       1    Israel Corp., Ltd.....................        75
       7    Israel Land Development ADR...........        84
                                                    --------
                                                         304
                                                    --------
Food Products & Services (0.1%):
      32    Osem Investment Ltd...................       131
       4    Super-Sol Ltd.........................        11
      18    Super-Sol Ltd. ADR....................       220
                                                    --------
                                                         362
                                                    --------
Insurance (0.0%):
       9    Clal Insurance Enterprise Holdings....        82
                                                    --------
Investment Company (0.0%):
      94    Makhteshim Agan Industries (b)........       204
                                                    --------
Machinery & Equipment (0.0%):
      15    Ormat Industries Ltd. (b).............        16
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
ISRAEL, CONTINUED:
Materials (0.0%):
       3    Israel Petrochemical Enterprises......  $     14
                                                    --------
Oil & Gas (0.0%):
       2    Delek Israel Fuel Corp., Ltd..........        57
                                                    --------
Paper Products (0.0%):
       1    American Israeli Paper Mill...........        29
                                                    --------
Pharmaceuticals (0.1%):
       5    Agis Industries Ltd. (b)..............        26
      19    Teva Pharmaceutical ADR...............       769
                                                    --------
                                                         795
                                                    --------
Real Estate (0.0%):
       0    Africa-Israel Investments Ltd.
              (b)(e)..............................        13
       6    Azorim Investments Development &
              Construction........................        44
      11    Jerusalem Economic Corp., Ltd.........        39
       1    Property & Building Corp., Ltd........        61
                                                    --------
                                                         157
                                                    --------
Telecommunications (0.2%):
     185    Bezeq Israeli Telecom Co. (b).........       577
      19    Koor Industries ADR...................       330
                                                    --------
                                                         907
                                                    --------
Telecommunications-Equipment (0.1%):
      16    ECI Telecommunications................       573
       1    Gilat Satellite Networks Ltd. (b).....        61
                                                    --------
                                                         634
                                                    --------
            Total Israel..........................     5,064
                                                    --------
ITALY (8.9%):
Agriculture (0.1%):
     221    Parmalat Finanziaria SpA..............       423
                                                    --------
Auto Parts (0.0%):
     132    Magneti Marelli SpA...................       230
                                                    --------
Automotive (0.3%):
     528    Fiat SpA (c)..........................     1,837
                                                    --------
Banking (1.9%):
     259    Banca Commerciale Italiana............     1,791
     150    Banca Intesa SpA RNC..................       459
      50    Banca Popolare di Milano..............       458
     210    Bancario San Paolo di Torino (c)......     3,712
     271    Banco Ambrosiano Veneto SpA...........     1,630
     540    Credito Italiano SpA..................     3,205
                                                    --------
                                                      11,255
                                                    --------
Broadcasting & Publishing (0.3%):
     243    Mediaset SpA (c)......................     1,972
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
ITALY, CONTINUED:
 Building Products (0.0%):
      24    Italcementi SpA.......................  $    260
                                                    --------
Chemicals (0.2%):
     708    Montedison SpA........................       942
     354    Montedison SpA di Risp................       355
     120    Snia MPD SpA..........................       189
                                                    --------
                                                       1,486
                                                    --------
Engineering (0.0%):
     125    Impregilo SpA (b).....................       113
                                                    --------
Financial Services (0.1%):
      50    Mediobanca SpA (c)....................       692
                                                    --------
Gas & Electric Utility (0.3%):
      92    Edison SpA............................     1,081
     105    Italgas SpA...........................       570
                                                    --------
                                                       1,651
                                                    --------
Insurance (1.7%):
     145    Assicurazioni Generali................     6,089
     563    Istituto Nazionale delle
              Assicurazioni.......................     1,491
      87    Riunione Adriatica di Sicurta SpA.....       872
     105    Riuniune Adriatici de Sicurta SpA.....     1,529
      24    Societa Assicuratrice Industriale
              (SAI) SpA...........................       287
     563    Unione Immobiliare (b)................       295
                                                    --------
                                                      10,563
                                                    --------
Jewelry (0.0%):
      44    Bulgari SpA...........................       260
                                                    --------
Office Equipment & Services (0.2%):
     411    Olivetti SpA (b)......................     1,433
                                                    --------
Oil & Gas (1.2%):
   1,123    Ente Nazionale Idrocarburi SpA
              (ENI)...............................     7,353
                                                    --------
Paper Products (0.0%):
      25    Burgo (Cartiere) SpA..................       160
                                                    --------
Printing & Publishing (0.1%):
      25    Mandadori.............................       327
                                                    --------
Retail (0.1%):
      37    La Rinascente SpA.....................       377
                                                    --------
Steel (0.0%):
      21    Falck Acciaierie & Ferriere Lombarde
              SpA.................................       174
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
ITALY, CONTINUED:
Telecommunications (2.2%):
      49    Sirti SpA.............................  $    294
     937    Telecom Italia Mobile SpA di Risp
              (Non-convertible)...................     6,936
     513    Telecom Italia SpA....................     4,385
     212    Telecom Italia SpA....................       998
     123    Telecom Italia SpA RNC................       775
                                                    --------
                                                      13,388
                                                    --------
Textile Products (0.1%):
     308    Benetton Group SpA (c)................       621
      13    Marzotto (Gaetano) & Figli SpA........       145
                                                    --------
                                                         766
                                                    --------
Tire & Rubber (0.1%):
     278    Pirelli SpA...........................       894
                                                    --------
            Total Italy...........................    55,614
                                                    --------
JAPAN (28.9%):
Airlines (0.1%):
      14    All Nippon Airways Co., Ltd. (c)......        48
     218    Japan Airlines (c)....................       575
                                                    --------
                                                         623
                                                    --------
Aluminum (0.0%):
      99    Nippon Light Metal Co.................       104
                                                    --------
Appliances & Household Products (1.6%):
     238    Matsushita Electric Industrial Co.,
              Ltd.................................     4,219
      21    Pioneer Electronic Corp...............       353
     229    Sanyo Electric Co.....................       711
     129    Sharp Corp............................     1,165
      46    Sony Corp.............................     3,356
                                                    --------
                                                       9,804
                                                    --------
Automotive (2.6%):
       6    Autobacs Seven Co.....................       199
     111    Honda Motor Co., Ltd..................     3,651
     159    Nissan Motor Co., Ltd. (c)............       488
      20    Sanden................................       152
      33    Toyoda Automatic Loom Works (c).......       585
     438    Toyota Motor Corp.....................    11,921
                                                    --------
                                                      16,996
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
 Banking (2.6%):
      54    77th Bank Ltd. (c)....................  $    541
     181    Asahi Bank Ltd........................       664
     118    Ashikaga Bank.........................       211
     550    Bank of Tokyo -- Mitsubishi...........     5,702
     284    Fuji Bank Ltd. (c)....................     1,047
      57    Higo Bank Ltd.........................       261
     116    Hokuriku Bank (c).....................       209
     187    Industrial Bank of Japan (c)..........       864
     158    Mitsubishi Trust & Banking Corp.......     1,018
     135    Mitsui Trust & Banking Co.............       154
     460    Sakura Bank Ltd.......................     1,056
     361    Sumitomo Bank (c).....................     3,713
     136    Tokai Bank (c)........................       644
      30    Yamaguchi Bank........................       284
                                                    --------
                                                      16,368
                                                    --------
Basic Industry (0.1%):
      69    Sekisui Chemical Co., Ltd.............       465
                                                    --------
Beverages & Tobacco (0.4%):
      47    Asahi Breweries Ltd. (c)..............       694
     109    Kirin Brewery Co., Ltd................     1,391
      33    Takara Shuzo..........................       197
                                                    --------
                                                       2,282
                                                    --------
Brewery (0.0%):
      42    Sapporo Breweries.....................       182
                                                    --------
Broadcasting & Publishing (0.0%):
      26    Tokyo Broadcasting System.............       291
                                                    --------
Building Products (0.2%):
      71    Chichibu Onoda Cement Co..............       178
      27    Dianippon Screen Manufacturing Co.,
              Ltd.................................        68
      35    Sanwa Shutter Corp....................       153
      28    Tostem Corp...........................       555
       5    Toyo Exterior Co., Ltd................        49
                                                    --------
                                                       1,003
                                                    --------
Chemicals (1.5%):
     166    Asahi Chemical Industry Co., Ltd......       793
      53    Daicel Chemical Industries Ltd........       158
     103    Dainippon Ink & Chemicals, Inc........       282
      56    Denki Kagaku Kogyo K.K................        91
      59    Ishihara Sangyo Kaisha (b)............        97
      43    Kaneka Corp...........................       323
      40    Konica Corp...........................       183
      36    Kureha Chemical Industry..............        94
     119    Mitsubishi Chemical Corp. (c).........       251

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Chemicals, continued:
      68    Mitsubishi Gas Chemical Co............  $    189
      24    Nippon Shokubai K.K. Co...............       129
      17    NOF Corp..............................        34
      46    Shin-Etsu Chemical Co. (c)............     1,119
     155    Showa Denko K.K.......................       136
     197    Sumitomo Chemical Co. (c).............       768
      99    Takeda Chemical Industries............     3,819
     166    Toray Industries, Inc.................       868
      77    Tosoh Corp............................       111
     130    Ube Industries Ltd. (c)...............       197
                                                    --------
                                                       9,642
                                                    --------
Commercial Services (0.0%):
       8    Oyo Corp..............................       129
                                                    --------
Computer Software (0.1%):
      10    CSK Corp..............................       222
       6    Konami Co., Ltd. (c)..................       162
                                                    --------
                                                         384
                                                    --------
Construction (0.4%):
      75    Aoki Corp. (b)(c).....................        36
      64    Daiwa House Industry Co., Ltd.........       683
     103    Kumagai Gumi Co., Ltd. (b)(c).........        79
      38    Okumura Corp..........................       169
      48    Penta-Ocean Construction Co., Ltd.....        96
      85    Sekisui House Ltd. (c)................       900
     107    Shimizu Corp. (c).....................       360
                                                    --------
                                                       2,323
                                                    --------
Consumer Goods & Services (0.2%):
      67    Nippon Sheet Glass Co., Ltd...........       189
      17    Shimano, Inc..........................       439
      14    Tokyo Style Co., Ltd..................       142
      50    Toto Ltd. (c).........................       398
                                                    --------
                                                       1,168
                                                    --------
Cosmetics/Personal Care (0.1%):
      51    Shiseido Co., Ltd.....................       657
                                                    --------
Data Processing & Reproduction (0.5%):
     214    Fujitsu Ltd. (c)......................     2,855
       3    Trans Cosmos, Inc.....................        82
                                                    --------
                                                       2,937
                                                    --------
Distribution (0.1%):
     171    Itochu Corp...........................       330
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
 Diversified (0.1%):
      10    Amano Corp............................  $     95
       8    Sanrio Co., Ltd. (b)..................       103
      18    Yamaha Corp...........................       187
                                                    --------
                                                         385
                                                    --------
Electrical & Electronic (0.7%):
      30    Casio Computer Co., Ltd...............       222
      22    Kyocera Corp..........................     1,143
     251    Mitsubishi Electric Corp..............       790
      48    Nikon Corp............................       468
      31    Omron Corp............................       425
      13    Rohm Co...............................     1,186
                                                    --------
                                                       4,234
                                                    --------
Electrical Equipment (0.2%):
      20    Alps Electric Co., Ltd. (c)...........       368
       8    SMC Corp. (c).........................       640
      15    Taiyo Yuden Co., Ltd..................       178
                                                    --------
                                                       1,186
                                                    --------
Electronic Components/Instruments (1.0%):
      12    Adventest Corp........................       762
      28    Fanuc Co., Ltd........................       964
       5    Hirose Electric.......................       316
     380    Hitachi Ltd. (c)......................     2,357
     180    NEC Corp. (c).........................     1,660
      31    Yokogawa Electric Corp................       154
                                                    --------
                                                       6,213
                                                    --------
Electronics (0.1%):
      20    Nitto Denko Corp. (c).................       333
                                                    --------
Energy (0.1%):
     129    Japan Energy Corp.....................       122
     143    Nippon Oil Co. (c)....................       500
                                                    --------
                                                         622
                                                    --------
Engineering (0.4%):
      20    Daito Trust Construction Co., Ltd.....       177
      58    Fujita Corp...........................        32
      45    Hazama Corp. (b)......................        30
      32    JGC Corp..............................        75
      49    Kajima Corp. (c)......................       128
      30    Kandenko Co., Ltd.....................       203
     177    Kawasaki Heavy Industries.............       416
      36    Kinden Corp. (c)......................       547
       8    Kyudenko Corporation..................        54
      12    Maeda Road Construction...............        81
      39    Nishimatsu Construction...............       228

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Engineering, continued:
      53    Obayashi Corp. (c)....................  $    255
      22    Sato Kogyo (c)........................        17
      23    Toa Corp..............................        42
                                                    --------
                                                       2,285
                                                    --------
Entertainment (0.1%):
      37    Toei..................................       110
       2    Toho Co...............................       315
      31    Tokyo Dome Corp.......................       165
      64    Tokyotokeiba..........................        94
                                                    --------
                                                         684
                                                    --------
Financial Services (0.7%):
      18    Acom Co., Ltd.........................     1,146
      36    Jaccs Co., Ltd........................       163
      76    Nippon Shinpan Co. (c)................       150
     224    Nomura Securities Co..................     1,955
      65    Orient Corp...........................       145
       8    Orix Corp.............................       621
                                                    --------
                                                       4,180
                                                    --------
Food & Household Products (0.5%):
      70    Ajinomoto Co., Inc....................       745
      71    Kao Corp. (c).........................     1,604
      26    Nippon Meat Packers, Inc..............       420
      13    Nissin Food Products..................       328
                                                    --------
                                                       3,097
                                                    --------
Food Products & Services (0.3%):
      59    Daiei, Inc. (c).......................       161
      15    House Foods Industry..................       253
      21    Itoham Foods..........................        90
      24    Kikkoman Corp.........................       153
      42    Meiji Milk Products Co., Ltd..........       127
      49    Nichirei Corp.........................       117
      28    Nippon Suisan Kaisha Ltd. (b).........        32
      18    Q.P. Corporation......................       148
      41    Snow Brand Milk.......................       188
      27    Yamazaki Baking Co., Ltd..............       352
                                                    --------
                                                       1,621
                                                    --------
Forest Products (0.2%):
      46    Mitsubishi Paper Mills................        94
     121    New Oji Paper Co. (c).................       632
     114    Nippon Paper Industries Co............       519
      26    Sumitomo Forestry Co., Ltd............       187
                                                    --------
                                                       1,432
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
 Gas & Electric Utility (1.5%):
     109    Kansai Electric Power Co., Inc........  $  2,390
     283    Osaka Gas Co..........................       976
      59    Tohoku Electric Power.................     1,039
     157    Tokyo Electric Power..................     3,881
     316    Tokyo Gas Co., Ltd. (c)...............       832
                                                    --------
                                                       9,118
                                                    --------
Health & Personal Care (0.5%):
      28    Chugai Pharmaceutical Co., Ltd........       281
      49    Kyowa Hakko Kogyo Co., Ltd............       242
      30    Lion Corp.............................       125
      52    Sankyo Co., Ltd. (c)..................     1,139
      38    Yamanouchi Pharmaceutical Co., Ltd....     1,226
                                                    --------
                                                       3,013
                                                    --------
Hotels & Lodging (0.0%):
      18    Fujita Kanko, Inc.....................       160
                                                    --------
Industrial Goods & Services (1.0%):
      94    Bridgestone Corp......................     2,137
     106    Denso Corp............................     1,964
      39    Inax Co...............................       252
     180    Mitsui Engineering & Shipbuilding Co.,
              Ltd. (b)............................       179
      47    NGK Insulators Ltd. (c)...............       607
      29    NGK Spark Plug Co. (c)................       296
      88    Sumitomo Electric Industries..........       992
                                                    --------
                                                       6,427
                                                    --------
Insurance (0.6%):
      97    Mitsui Marine & Fire Insurance Co.,
              Ltd.................................       512
      59    Nichido Fire & Marine Insurance Co.,
              Ltd.................................       289
      76    Nippon Fire & Marine Insurance........       280
      83    Sumitomo Marine & Fire Insurance......       527
     178    Tokio Marine & Fire Insurance Co......     2,130
                                                    --------
                                                       3,738
                                                    --------
Jewelry (0.1%):
      34    Citizen Watch Co., Ltd................       205
      14    Hoya Corp.............................       683
                                                    --------
                                                         888
                                                    --------
Leasing (0.1%):
      26    Daiwa Kosho Lease.....................       107
      48    Yamato Transport Co., Ltd. (c)........       672
                                                    --------
                                                         779
                                                    --------
Leisure (0.0%):
       8    Namco.................................       159
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Machinery & Equipment (1.1%):
      38    Amada Co., Ltd........................  $    184
      30    Brother Industries Ltd................        94
      26    Chiyoda Corp. (b).....................        50
      24    Daifuku Co., Ltd......................       129
      35    Daikin Industries Ltd. (c)............       348
      37    Ebara Corp. (c).......................       319
     116    Komatsu Ltd...........................       610
      10    Komori Corp...........................       211
      29    Koyo Seiko Co., Ltd...................       161
     160    Kubota Corp...........................       478
      19    Kurita Water..........................       279
       9    Makino Milling Machine (c)............        52
      47    Minebea Co., Ltd. (c).................       539
     396    Mitsubishi Heavy Industries, Ltd......     1,545
      14    Mori Seiki............................       159
      18    Nigata Engineering Co., Ltd. (b)......        15
      72    NSK Ltd...............................       269
      63    NTN Corp..............................       203
      18    Okuma Corp. (c).......................        94
      87    Sumitomo Heavy Industries Ltd.........       182
      14    Takuma Co., Ltd.......................        90
      22    Tokyo Electron Ltd....................       825
      32    Tsubakimoto Chain.....................        68
                                                    --------
                                                       6,904
                                                    --------
Manufacturing-Capital Goods (0.4%):
      57    Fujikura Ltd..........................       306
      18    Kokuyo Co., Ltd.......................       243
      17    Makita Corp...........................       190
      28    Murata Manufacturing Co., Ltd.........     1,163
      39    Nippon Sharyo Ltd.....................       127
      19    Noritake Co., Ltd.....................        98
      11    Takara Standard (c)...................        93
                                                    --------
                                                       2,220
                                                    --------
Manufacturing-Consumer Goods (0.7%):
      99    Canon, Inc............................     2,120
      57    Fuji Photo Film Co., Ltd..............     2,122
      12    Sega Enterprises (c)..................       275
                                                    --------
                                                       4,517
                                                    --------
Materials (0.0%):
      30    Kansai Paint..........................        87
      36    Okamoto Industries, Inc...............        81
      59    Sumitomo Osaka Cement Co., Ltd........       111
                                                    --------
                                                         279
                                                    --------
Medical Supplies (0.0%):
      26    Olympus Optical.......................       299
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
 Merchandising (0.8%):
      48    ITO-Yokado Co., Ltd. (c)..............  $  3,361
      39    JUSCO Co..............................       790
      41    Marui Co., Ltd. (c)...................       791
                                                    --------
                                                       4,942
                                                    --------
Metals & Mining (0.2%):
      83    Furukawa Electric Co..................       283
     138    Hitachi Zosen Corp....................       191
      36    Japan Steel Works (b).................        45
     123    Mitsubishi Materials Corp.............       207
      54    Mitsui Mining & Smelting (c)..........       267
      68    Sumitomo Metal Mining Co..............       221
                                                    --------
                                                       1,214
                                                    --------
Office Equipment & Services (0.3%):
      98    Dai Nippon Printing Co., Ltd..........     1,566
                                                    --------
Oil & Gas Exploration, Production & Services (0.2%):
       8    Arabian Oil Co........................        98
     135    Asahi Glass Co., Ltd..................       839
      33    Teikoku Oil Co........................        98
                                                    --------
                                                       1,035
                                                    --------
Oil & Gas Transmission (0.0%):
      47    Iwatani International Corp............        96
      83    Mitsubishi Oil Co., Ltd. (b)..........       146
                                                    --------
                                                         242
                                                    --------
Packaging (0.1%):
      28    Toyo Seikan Kaisha (c)................       474
                                                    --------
Paper Products (0.1%):
       9    Uni-Charm Corp........................       399
                                                    --------
Pharmaceuticals (0.5%):
      33    Dai-Ichi Pharmaceuticals..............       559
      36    Eisai Co., Ltd........................       702
       7    Kissei Pharmaceutical.................       124
      40    Meiji Seika...........................       160
      37    Shionogi & Co.........................       271
      41    Taisho Pharmaceutical Co..............     1,130
                                                    --------
                                                       2,946
                                                    --------
Real Estate (0.3%):
     151    Mitsubishi Estate Co..................     1,356
      93    Mitsui Fudosan........................       705
      48    Tokyo Tatemono Co., Ltd. (c)..........        82
                                                    --------
                                                       2,143
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Restaurants (0.0%):
      13    Skylark Co., Ltd......................  $    194
                                                    --------
Retail (0.5%):
       9    Aoyama Trading Co., Ltd...............       252
      24    Credit Saison Co., Ltd. (c)...........       589
      46    Daimura, Inc..........................       139
      30    Hankyu Department Stores..............       197
      28    Isetan Co.............................       301
      72    Mitsukoshi Ltd. (c)...................       191
      44    Mycal Corp. (c).......................       263
       7    Shimachu Co...........................       134
      39    Takashimaya Co........................       329
      25    Uny Co., Ltd..........................       458
                                                    --------
                                                       2,853
                                                    --------
Services (0.4%):
      15    Secom.................................     1,245
      91    Toppan Printing Co., Ltd. (c).........     1,113
                                                    --------
                                                       2,358
                                                    --------
Steel (0.5%):
      42    Daido Steel Co., Ltd..................        55
     392    Kawasaki Steel Corp...................       587
      24    Mitsubishi Steel Mfg..................        21
     790    Nippon Steel Co.......................     1,437
      25    Nippon Yakin Kogyo Co., Ltd. (b)......        14
     445    NKK Corp. (b).........................       304
     440    Sumitomo Metal Industries (b).........       503
      24    Tokyo Steel...........................       118
                                                    --------
                                                       3,039
                                                    --------
Storage (0.1%):
      32    Mitsubishi Logistics Corp.............       375
      39    Mitsui-Soko Co., Ltd..................       132
                                                    --------
                                                         507
                                                    --------
Telecommunications (1.9%):
      21    Nippon Comsys Corp. (c)...............       287
       2    Nippon Telegraph & Telephone Corp.....    11,612
                                                    --------
                                                      11,899
                                                    --------
Telecommunications-Equipment (0.0%):
       5    Uniden Corp...........................        42
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
 Textile Products (0.3%):
      31    Gunze Ltd.............................  $     75
      91    Kanebo Ltd. (b)(c)....................        90
      37    Kuraray Co., Ltd......................       409
      85    Mitsubishi Rayon Co., Ltd.............       233
      42    Nisshinbo Industries..................       147
      22    Onward Kashiyama Co., Ltd.............       296
     118    Teijin Ltd............................       435
     118    Toyobo Ltd............................       153
      60    Unitika Ltd. (b)......................        41
      18    Wacoal................................       232
                                                    --------
                                                       2,111
                                                    --------
Transportation & Shipping (0.6%):
       0    East Japan Railway Co. (e)............     2,574
      29    Kamigumi Co., Ltd.....................       141
      61    Kawasaki Kisen Kaisha Ltd.............        82
     120    Mitsui OSK Lines, Ltd.................       194
     135    Nippon Yusen Kabushiki Kaisha.........       427
      17    Seino Transportation (c)..............        97
                                                    --------
                                                       3,515
                                                    --------
Transportation -- Road & Railroad (0.7%):
      95    Hankyu Corp...........................       418
      95    Keihin Electric Express Railway (c)...       299
     232    Kinki Nippon Railway (c)..............     1,245
     107    Nagoya Railroad Co. (c)...............       389
      61    Nankai Electric Railway...............       308
     131    Nippon Express Co., Ltd...............       738
     103    Odakyu Electric Railway...............       361
     124    Tobu Railway Co., Ltd.................       363
     146    Tokyu Corp............................       384
                                                    --------
                                                       4,505
                                                    --------
Wholesale & International Trade (0.5%):
     165    Marubeni Corp.........................       284
     185    Mitsubishi Corp. (c)..................     1,065
     181    Mitsui & Co...........................     1,013
     125    Sumitomo Corp.........................       610
                                                    --------
                                                       2,972
                                                    --------
Wholesale Distribution (0.0%):
      19    Nagase & Co...........................        65
                                                    --------
            Total Japan...........................   179,482
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
MALAYSIA (0.5%):
Agriculture (0.0%):
     136    Golden Hope Plantations...............  $    102
     118    Highlands & Lowlands Berhad...........        54
      79    Kuala Lumpur Kepong Berhad............        95
                                                    --------
                                                         251
                                                    --------
Automotive (0.1%):
     114    Oriental Holdings Berhad..............       123
     857    Tan Chong Motors......................       194
                                                    --------
                                                         317
                                                    --------
Banking (0.1%):
     290    Malayan Banking Berhad................       410
     420    Public Bank Berhad....................       155
     420    RHB Capital Berhad....................       164
                                                    --------
                                                         729
                                                    --------
Construction (0.0%):
     148    YTL Corp. Berhad......................       134
                                                    --------
Diversified (0.0%):
     281    Sime Darby Malaysia...................       226
                                                    --------
Entertainment (0.0%):
     120    Resort World..........................        97
                                                    --------
Food Products & Services (0.0%):
      54    Nestle (Malaysia) Berhad..............       151
                                                    --------
Steel (0.0%):
     146    Malayawata Steel Berhad...............        26
                                                    --------
Telecommunications (0.3%):
     353    Telekom Malaysia......................       651
     288    Tenaga Nasional Berhad................       414
                                                    --------
                                                       1,065
                                                    --------
Tobacco (0.0%):
      19    Rothmans Pall Mall....................        78
                                                    --------
Transportation (0.0%):
     107    Malaysia Intl.........................       132
                                                    --------
            Total Malaysia........................     3,206
                                                    --------
MEXICO (0.6%):
Beverages & Tobacco (0.1%):
      11    Compania Cervezas Unidas SA ADR.......       220
      17    Grupo Continental SA..................        40
     116    Grupo Modelo SA, Series C.............       238
                                                    --------
                                                         498
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
MEXICO, CONTINUED:
Brewery (0.0%):
      32    Fomento Economico Mexica UBD (e)......  $     86
                                                    --------
Building Products (0.0%):
      13    Apasco SA de CV.......................        46
      14    Cemex SA de CV, Series A..............        32
       7    Cemex SA de CV, Series B..............        18
       2    Cemex SA de CV, Series CPO............         5
       7    Tolmex SA de CV, Series B2(b).........        43
       5    Tubos de Acero de Mexico..............        32
                                                    --------
                                                         176
                                                    --------
Diversified (0.1%):
      32    ALFA SA de CV, Class A................        91
      10    Carso Global Telecom, Series A-1......        32
      30    Desc SA de CV, Series A...............        28
      65    Desc SA de CV, Series B...............        55
      33    Grupo Carso SA de CV, Series A-1......       110
                                                    --------
                                                         316
                                                    --------
Engineering (0.0%):
      60    Empresas ICA Sociedad Controladora SA
              de CV...............................        45
                                                    --------
Financial Services (0.0%):
      40    Grupo Financiero Banamex Accival SA de
              CV, Class B (b).....................        53
     149    Grupo Financiero Bancomer.............        32
      14    Grupo Financiero Inbursa SA de CV,
              Class B (b).........................        16
                                                    --------
                                                         101
                                                    --------
Food & Household Products (0.0%):
      85    Kimberly-Clark de Mexico SA de CV,
              Class A.............................       269
                                                    --------
Food Products & Services (0.0%):
      22    Empresas La Moderna SA de CV (b)......       130
                                                    --------
Industrial Goods & Services (0.0%):
      76    Grupo Industrial Bimbo SA de CV,
              Series A............................       134
                                                    --------
Merchandising (0.1%):
     201    Cifra SA de CV, Series C (b)..........       244
     209    Cifra SA de CV, Series V (b)..........       254
                                                    --------
                                                         498
                                                    --------
Metals & Mining (0.0%):
      33    Grupo Mexico SA, Series B.............        78
      32    Industrias Penoles SA, Series CP......        96
                                                    --------
                                                         174
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
MEXICO, CONTINUED:
Retail-General Merchandise (0.0%):
      39    Controladora Comercial Mexicana SA de
              CV..................................  $     27
                                                    --------
Retail-Stores/Catalog (0.0%):
      70    El Puerto de Liverpool SA de CV,
              Series 1............................        95
      35    Grupo Elektra SA......................        18
                                                    --------
                                                         113
                                                    --------
Steel (0.0%):
      26    Altos Hornos de Mexico SA (b).........        20
      10    Hylsamex SA...........................        12
                                                    --------
                                                          32
                                                    --------
Telecommunications (0.3%):
      13    Grupo Televisa SA, Series CPO (b).....       162
      83    Telefonos de Mexico SA, Series A......       207
     300    Telefonos de Mexico SA, Series L......       726
                                                    --------
                                                       1,095
                                                    --------
Transportation -- Shipping (0.0%):
      30    Vitro SA..............................        45
                                                    --------
Wholesale Distribution (0.0%):
      48    Grupo Casa Autrey SA de CV............        30
                                                    --------
            Total Mexico..........................     3,769
                                                    --------
NETHERLANDS (2.4%):
Appliances & Household Products (0.2%):
      14    Philips Electronics NV................       963
                                                    --------
Banking (0.2%):
      62    ABN Amro Holding NV...................     1,305
                                                    --------
Beverages & Tobacco (0.1%):
      14    Heineken NV...........................       821
                                                    --------
Broadcasting & Publishing (0.1%):
      39    Elsevier NV...........................       552
                                                    --------
Chemicals (0.1%):
      15    Akzo Nobel NV.........................       665
                                                    --------
Energy (0.5%):
      77    Royal Dutch Petroleum (c).............     3,815
                                                    --------
Financial Services (0.4%):
      37    ING Groep NV..........................     2,245
                                                    --------
Food Products & Services (0.5%):
      20    Ahold (Kon) NV........................       732
      25    Unilever NV CVA.......................     2,113
                                                    --------
                                                       2,845
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
NETHERLANDS, CONTINUED:
 Services (0.1%):
      20    TNT Post Group NV.....................  $    659
                                                    --------
Telecommunications-Services and Equipment (0.2%):
      20    Koninklijke KPN.......................     1,019
                                                    --------
            Total Netherlands.....................    14,889
                                                    --------
NEW ZEALAND (0.4%):
Appliances & Household Products (0.0%):
      42    Fisher & Paykel.......................       153
                                                    --------
Beverages & Tobacco (0.1%):
     125    Lion Nathan Ltd.......................       320
                                                    --------
Building Products (0.0%):
      78    Fletcher Challenge Building...........       121
                                                    --------
Financial Services (0.0%):
     437    Brierley Investment...................        99
                                                    --------
Forest Products (0.1%):
     268    Carter Holt Harvey....................       241
     160    Fletcher Challenge Forestry...........        53
     143    Fletcher Challenge Paper..............        96
                                                    --------
                                                         390
                                                    --------
Oil & Gas (0.0%):
      65    Fletcher Challenge Energy.............       123
                                                    --------
Telecommunications (0.2%):
     280    Telecom Corp. of New Zealand Ltd......     1,222
                                                    --------
            Total New Zealand.....................     2,428
                                                    --------
NORWAY (0.7%):
Airlines (0.0%):
       8    SAS Norge ASA, B Shares...............        70
                                                    --------
Banking (0.2%):
      84    Christiania Bank Og Kreditkasse.......       293
     106    Den Norske Bank ASA...................       365
                                                    --------
                                                         658
                                                    --------
Computer Software (0.0%):
      25    Merkantildata ASA.....................       243
                                                    --------
Engineering (0.0%):
       8    Kvaerner ASA..........................       149
                                                    --------
Entertainment (0.0%):
      36    NCL Holdings ASA (b)..................        85
                                                    --------
Environmental Services (0.0%):
       6    Tomra Systems ASA.....................       180
                                                    --------
Forest Products (0.0%):
       6    Norske Skogsindustrier ASA............       154
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
NORWAY, CONTINUED:
Insurance (0.1%):
      54    Storebrand ASA........................  $    407
                                                    --------
Manufacturing-Consumer Goods (0.1%):
      23    Orkla ASA, Series A...................       346
                                                    --------
Medical Equipment & Supplies (0.0%):
      43    Hafslund ASA, Class A.................       185
                                                    --------
Metals & Mining (0.0%):
      15    Elkem ASA.............................       174
                                                    --------
Oil & Gas (0.0%):
      18    Petroleum Geo-Services ASA (b)........       230
                                                    --------
Oil & Gas Exploration, Production & Services (0.3%):
      41    Norsk Hydro ASA.......................     1,381
                                                    --------
Printing & Publishing (0.0%):
       9    Schibsted ASA.........................       110
                                                    --------
Transportation & Shipping (0.0%):
       3    Bona Shipholding......................        10
      17    Leif Hoegh & Co. ASA..................       204
                                                    --------
                                                         214
                                                    --------
            Total Norway..........................     4,586
                                                    --------
PHILIPPINES (0.9%):
Banking (0.0%):
      33    Security Bank Corp. (b)...............        12
      35    Union Bank Philippines................        12
                                                    --------
                                                          24
                                                    --------
Banking & Finance (0.2%):
     116    Metropolitan Bank & Trust Co..........       834
      87    Philippines National Bank (b).........       134
                                                    --------
                                                         968
                                                    --------
Beverages & Tobacco (0.1%):
     364    San Miguel Corp., Class B.............       701
                                                    --------
Building Products (0.0%):
   1,061    DMCI Holdings, Inc. (b)...............        45
   5,289    Southeast Asia Cement Holdings, Inc.
              (b).................................        65
                                                    --------
                                                         110
                                                    --------
Diversified (0.0%):
     367    Ayala Corp., Series B.................       130
                                                    --------
Electronic Components/Instruments (0.0%):
     149    Ionics Circuit, Inc. (b)..............        36
                                                    --------
Food Products & Services (0.0%):
   1,132    Universal Robina Corp.................       127
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
PHILIPPINES, CONTINUED:
 Homebuilders (0.0%):
   1,817    C&P Homes, Inc. (b)...................  $     31
                                                    --------
Oil & Gas Exploration, Production & Services (0.1%):
   4,372    Petron Corp. (b)......................       478
                                                    --------
Real Estate (0.2%):
   1,528    Ayala Land, Inc.......................       432
   2,320    Filinvest Land, Inc. (b)..............       131
   3,802    SM Prime Holdings, Inc................       724
                                                    --------
                                                       1,287
                                                    --------
Telecommunications (0.3%):
     177    Manila Electric Co., Class B..........       568
      56    Philippine Long Distance Telephone
              Co..................................     1,432
                                                    --------
                                                       2,000
                                                    --------
Transportation & Shipping (0.0%):
     137    International Container Terminal
              Services, Inc (b)...................        11
                                                    --------
            Total Phillipines.....................     5,903
                                                    --------
PORTUGAL (0.6%):
Banking (0.2%):
      18    Banco Comercial Portugues SA..........       553
      12    Banco Espirito Santo e Commerical de
              Lisboa SA, Registered...............       385
       2    Banco Pinto & Sotto Mayor.............        30
       4    Banco Totta & Acores SA...............       103
       9    BPI-SGPS SA, Registered...............       289
                                                    --------
                                                       1,360
                                                    --------
Beverages & Tobacco (0.0%):
       0    UNICER-Uniao Cervejeira SA (e)........         1
                                                    --------
Building Products (0.0%):
       5    Cimpor-Cimentos de Portugal, SGPS
              SA..................................       160
                                                    --------
Electric Utility (0.1%):
      34    Electricidade de Portugal SA..........       742
                                                    --------
Food & Household Products (0.1%):
       6    Estabelecimentos Jeronimo Martins &
              Filho SA............................       344
                                                    --------
Industrial Holding Company (0.0%):
       3    Sonae Investimentos SA................       160
                                                    --------
Paper Products (0.0%):
      13    Portucel Industrial Empresa...........        85
                                                    --------
Retail-General Merchandise (0.0%):
       5    Modelo Continente-Sociedade Gestora de
              Participacoes Sociais SA............       132
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
PORTUGAL, CONTINUED:
Telecommunications (0.1%):
      14    Portugal Telecom SA...................  $    646
                                                    --------
Transportation (0.1%):
       6    Brisa Auto-Estradas...................       333
                                                    --------
            Total Portugal........................     3,963
                                                    --------
SINGAPORE (0.6%):
Automotive (0.0%):
      70    Cycle & Carriage......................       240
                                                    --------
Banking (0.0%):
      41    Oversea -- Chinese Banking Corp.,
              Ltd.................................       278
                                                    --------
Conglomerates (0.0%):
     714    United Industries.....................       286
                                                    --------
Electrical Equipment (0.0%):
      10    Creative Technology Ltd...............       141
                                                    --------
Health Care (0.0%):
     107    Parkway Holdings......................       191
                                                    --------
Printing & Publishing (0.1%):
      36    Singapore Press Hd....................       395
                                                    --------
Real Estate (0.3%):
     126    City Developments Ltd.................       545
     309    DBS Land Ltd..........................       455
                                                    --------
                                                       1,000
                                                    --------
Telecommunications (0.1%):
     570    Singapore Telecommunications Ltd.
              (c).................................       871
                                                    --------
Transportation & Shipping (0.1%):
     899    Chuan Hup Holdings Ltd................       300
     347    Neptune Orient Lines Ltd. (b).........       111
                                                    --------
                                                         411
                                                    --------
            Total Singapore.......................     3,813
                                                    --------
SOUTH AFRICA (0.6%):
Banking & Finance (0.0%):
      12    Nedcor Ltd............................       203
      35    Standard Bank.........................       108
                                                    --------
                                                         311
                                                    --------
Brewery (0.0%):
      17    South African Breweries Ltd...........       281
                                                    --------
Computer Hardware (0.0%):
      30    Dimension Data Holdings Ltd. (b)......       129
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
SOUTH AFRICA, CONTINUED:
 Diversified (0.2%):
       9    Anglovaal Industries Ltd..............  $     12
      13    Barlow Ltd............................        51
      11    Imperial Holdings Ltd.................        70
      18    Malbak Ltd............................         8
      24    Rembrandt Group Ltd...................       145
      22    Smith (C.G.) Ltd......................        51
                                                    --------
                                                         337
                                                    --------
Engineering (0.0%):
      31    Murray & Roberts Holdings Ltd.........        16
                                                    --------
Entertainment (0.0%):
      55    Sun International (South Africa)
              Ltd.................................         9
                                                    --------
Financial Services (0.0%):
      32    Amalgamated Banks of South Africa.....       150
                                                    --------
Financial-Banking (0.0%):
       3    Investec Group Ltd....................       116
                                                    --------
Food & Household Products (0.0%):
       9    Tiger Oats Ltd........................        84
                                                    --------
Forest Products (0.0%):
      11    Nampak Ltd............................        17
      13    Sappi Ltd.............................        48
                                                    --------
                                                          65
                                                    --------
Industrial Goods & Services (0.0%):
      42    African Oxygen Ltd....................        49
       4    Anglo American Industrial Corp.,
              Ltd.................................        55
                                                    --------
                                                         104
                                                    --------
Insurance (0.2%):
     342    Firstrand Ltd.........................       374
      12    Liberty Life Association of Africa
              Ltd.................................       165
      33    Metropolitan Life Ltd.................        42
                                                    --------
                                                         581
                                                    --------
Metals (0.0%):
       3    Anglogold Ltd.........................       100
     143    Iscor Ltd.............................        26
       4    Western Areas Gold Mining (b).........        14
                                                    --------
                                                         140
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
SOUTH AFRICA, CONTINUED:
Metals & Mining (0.2%):
       9    Anglo American Corp. of South
              Africa Ltd..........................  $    244
       1    Anglo American Gold Investment
              Co., Ltd............................        19
      28    Billiton PLC..........................        55
      17    DeBeers Centenary AG..................       219
      12    Driefontein Consolidated Ltd..........        49
       8    Gencor Ltd............................        14
      17    Gold Fields Ltd. (b)..................        96
       2    Gold Fields of South Africa Ltd.......         3
       8    Johnnies Industrial Corp., Ltd........        38
       8    Randfontein Estates Gold Mining Co.
              (b).................................        18
      12    Rustenburg Platinum Holdings Ltd......       158
                                                    --------
                                                         913
                                                    --------
Oil & Gas Exploration, Production & Services (0.0%):
      37    Sasol Ltd.............................       140
                                                    --------
Printing & Publishing (0.0%):
       8    Nasionale Pers Beperk, Series N.......        32
                                                    --------
Retail-General Merchandise (0.0%):
       2    Ellerine Holdings Ltd.................         5
                                                    --------
Retail-Stores/Catalog (0.0%):
      13    Pepkor Ltd............................        53
                                                    --------
Telecommunications-Services and Equipment (0.0%):
      18    M Web Holdings Ltd. (b)...............        32
                                                    --------
            Total South Africa....................     3,498
                                                    --------
SPAIN (3.8%):
Agriculture (0.0%):
       9    Azucarera Ebro Agricolas..............       205
                                                    --------
Banking (0.8%):
     110    Banco Central Hispanoamericano SA.....     1,302
     115    Banco Santander SA....................     2,297
      52    Corporacion Bancaria de Espana SA.....     1,338
                                                    --------
                                                       4,937
                                                    --------
Banking & Finance (0.5%):
     197    Banco Bilbao Vizcaya..................     3,100
                                                    --------
Beverages & Tobacco (0.1%):
      25    Tabacalera SA.........................       629
                                                    --------
Building Products (0.0%):
       7    Uralita SA............................        80
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
SPAIN, CONTINUED:
 Construction (0.1%):
       7    Dragados Y Construcciones SA..........  $    258
       7    Fomento de Construcciones y Contratas
              SA..................................       514
                                                    --------
                                                         772
                                                    --------
Energy (0.2%):
      29    Repsol SA.............................     1,544
                                                    --------
Gas & Electric Utility (0.9%):
      52    Empresa Nacional de Electricidad SA...       591
      91    Endesa SA.............................     2,423
      86    Iberdrola SA..........................     1,602
      32    Union Electric Fenosa SA..............       546
                                                    --------
                                                       5,162
                                                    --------
Industrial Holding Company (0.1%):
       2    Corporacion Financiara Alba...........       401
                                                    --------
Insurance (0.0%):
       8    Corporacion Mapfre....................       212
                                                    --------
Metals (0.0%):
       8    Acerinox SA...........................       196
                                                    --------
Oil & Gas Exploration, Production & Services (0.3%):
      14    Gas Natural SDG.......................     1,538
       6    Viscofan Industria Navarra de
              Envolturas Celulosicas SA...........       209
                                                    --------
                                                       1,747
                                                    --------
Real Estate (0.1%):
       7    Inmobiliaria Metro....................       221
      15    Vallehermoso SA.......................       215
                                                    --------
                                                         436
                                                    --------
Telecommunications (0.7%):
      93    Telefonica de Espana..................     4,151
                                                    --------
            Total Spain...........................    23,572
                                                    --------
SWEDEN (1.3%):
Automotive (0.1%):
      17    Volvo AB, Series B....................       381
                                                    --------
Banking & Finance (0.2%):
      29    Skandiaviska Enskilda Banken, Class
              A...................................       302
      16    Sparbanken Sverige AB, Swedbank.......       407
      11    Svenska Handlesbanken, Class A........       481
                                                    --------
                                                       1,190
                                                    --------
Consumer Goods & Services (0.0%):
      11    Securitas AB B Shares.................       176
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
SWEDEN, CONTINUED:
Engineering (0.1%):
      32    ABB AB, A Shares......................  $    336
      11    ABB AB, B Shares......................       118
       5    Drott AB (b)..........................        48
       5    Skanska AB, Series B..................       146
                                                    --------
                                                         648
                                                    --------
Forest Products (0.0%):
      14    Svenska Cellulosa AB, Series B........       299
                                                    --------
Insurance (0.1%):
      27    Skandia Forsakrings AB................       410
                                                    --------
Machinery & Equipment (0.0%):
      11    Atlas Copco AB, Series A..............       245
                                                    --------
Manufacturing-Consumer Goods (0.0%):
      13    Electrolux AB, Series B...............       224
                                                    --------
Metals & Mining (0.0%):
       6    SKF AB, Series B......................        70
       8    Trelleborg AB, Series B...............        65
                                                    --------
                                                         135
                                                    --------
Office Equipment & Services (0.0%):
       5    Esselte AB, Series B..................        75
                                                    --------
Pharmaceuticals (0.3%):
      59    Astra AB, A Shares....................     1,195
      17    Astra AB, B Shares....................       337
                                                    --------
                                                       1,532
                                                    --------
Retail-General Merchandise (0.1%):
      10    Hennes & Mauritz AB, Series B.........       796
                                                    --------
Telecommunications (0.4%):
      85    Telefonaktiebolaget LM Ericsson,
              Series B............................     2,026
                                                    --------
Telecommunications-Services and Equipment (0.0%):
       3    Netcom AB B (b).......................       106
                                                    --------
            Total Sweden..........................     8,243
                                                    --------
SWITZERLAND (1.8%):
Chemicals (0.0%):
       2    Ciba Specialty Chemicals AG...........       137
                                                    --------
Commercial Services (0.0%):
       0    Societe Generale de Surveillance
              Holdings SA (e).....................        97
                                                    --------
Diversified (0.1%):
       0    Alusuisse-Lonza Holding AG, Registered
              (e).................................       175
       0    SFR ABB AG (e)........................       305
                                                    --------
                                                         480
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
SWITZERLAND, CONTINUED:
 Fertilizers (0.0%):
       1    Societe Suisse pour la
              Microelectronique et l'Horlogerie
              AG..................................  $    172
                                                    --------
Financial Services (0.4%):
       6    CS Holding AG, Registered.............       985
       5    Union Bank of Switzerland AG,
              Registered..........................     1,509
                                                    --------
                                                       2,494
                                                    --------
Food Products & Services (0.3%):
       1    Nestle SA, Registered.................     1,676
                                                    --------
Insurance (0.1%):
       0    Swiss Reinsurance Co., Registered
              (e).................................       860
                                                    --------
Pharmaceuticals (0.9%):
       1    Novartis AG, Bearer...................     2,426
       0    Roche Holding AG (e)..................       670
       0    Roche Holding AG, Bearer (e)..........     1,721
                                                    --------
                                                       4,817
                                                    --------
Transportation (0.0%):
       1    Danzas Holding AG, Registered.........       211
                                                    --------
            Total Switzerland.....................    10,944
                                                    --------
THAILAND (1.0%):
Airlines (0.0%):
     136    Thai Airways International Public Co.,
              Ltd., Foreign Registered Shares.....       176
Auto Parts (0.0%):
     141    Thairung Union Car Public Co..........       113
                                                    --------
Automotive (0.0%):
     186    Thai Manufacturing (b)................         6
                                                    --------
Beverages & Tobacco (0.0%):
       6    Serm Suk Co., Ltd. (b)................        32
                                                    --------
Broadcasting/Cable (0.0%):
     418    United Broadcasting (b)...............       230
                                                    --------
Building Products (0.3%):
      60    Siam Cement, Foreign Registered Shares
              (b)(c)..............................     1,354
      73    Tipco Asphalt Co., Ltd. (b)...........       121
                                                    --------
                                                       1,475
                                                    --------
Computer Hardware (0.1%):
     107    K.R. Precision Public Co. (b).........        52
      94    Shinawatra Computer PLC (b)...........       324
                                                    --------
                                                         376
                                                    --------
Construction (0.1%):
     280    Italian-Thai Development Public, Ltd.
              (b).................................       563
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
THAILAND, CONTINUED:
Cosmetics/Personal Care (0.0%):
      57    I.C.C. International PLC..............  $    113
                                                    --------
Electric Utility (0.1%):
     255    Electricity Generating Public Company
              Limited (b)(c)......................       691
                                                    --------
Electronic Components/Instruments (0.0%):
      70    Hana Microelectronics Co., Ltd.,
              Foreign Registered Shares (b).......       169
                                                    --------
Oil & Gas (0.1%):
     121    PTT Exploration & Production (b)......       853
                                                    --------
Paper Products (0.0%):
     242    Advance Agro Public Co., Ltd. (b).....       133
                                                    --------
Printing & Publishing (0.0%):
     189    Nation Multimedia Group PLC (b).......        60
     285    Nation Multimedia Group, Foreign
              Registered Shares (b)...............       114
                                                    --------
                                                         174
                                                    --------
Restaurants (0.0%):
      31    Pizza Co., Ltd........................       115
                                                    --------
Telecommunications (0.3%):
      47    Advanced Information Services PLC,
              Foreign Registered Shares...........       275
   2,018    TelecomAsia Corp., Foreign Registered
              Shares (b)..........................       875
                                                    --------
                                                       1,150
                                                    --------
            Total Thailand........................     6,369
                                                    --------
TURKEY (0.4%):
Appliances & Household Products (0.0%):
   3,387    Arcelik AS............................        98
Automotive (0.0%):
     236    Otosan Otomobil Sanayii AS (b)........        47
   2,734    Tofas Turk Otomobil Fabrikas AS (b)...        25
                                                    --------
                                                          72
                                                    --------
Banking & Finance (0.1%):
   1,937    Akbank TAS............................        39
  10,315    Turkiye Garanti Bankasi AS (b)........       255
                                                    --------
                                                         294
                                                    --------
Beverages & Tobacco (0.0%):
     776    Ege Biracilik ve Malt Sanayi AS.......        60
     236    Ericiyas Biracilik ve Malt Sanayii....        16
                                                    --------
                                                          76
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
TURKEY, CONTINUED:
 Building Products (0.0%):
   4,234    Akcansa Cimento AS....................  $     72
     983    Cimentas AS (b).......................        37
     999    Cimsa Cimento Sanayi ve Ticaret AS....        24
   1,322    Trakya Cam Sanayii....................        16
     746    Turk Sise ve Cam Fabrikalari AS.......         9
                                                    --------
                                                         158
                                                    --------
Chemicals (0.0%):
      20    Petkim Petrokimya Holding AS..........         9
                                                    --------
Diversified (0.0%):
     165    Alarko Holding........................        22
     469    Ihlas Holding (b).....................        24
     153    Koc Holding AS........................        13
                                                    --------
                                                          59
                                                    --------
Electrical & Electronic (0.0%):
      51    Raks Electronik Ev Aletleri (b).......         6
                                                    --------
Electronics (0.0%):
     719    Vestel Elektronik Sanayi (b)..........        59
                                                    --------
Fertilizers (0.0%):
     100    Bagfas Bandirma Gubre Fabrikalari
              AS..................................         4
                                                    --------
Financial Services (0.3%):
  28,876    Turkiye Is Bankasi AS, Class C........       750
       9    Turkiye Is Bankasi, Class B...........        11
  30,049    Yapi ve Kredi Bankasi AS..............       348
                                                    --------
                                                       1,109
                                                    --------
Food Products & Services (0.0%):
   1,079    Tat Konserve Sanayii AS...............        38
                                                    --------
Forest Products (0.0%):
     569    Kartonsan Karton Sanayi ve Ticaret
              AS..................................        20
                                                    --------
Industrial Goods & Services (0.0%):
     910    Kordsa Kord Bezi Sanayi ve Ticaret
              AS..................................        26
                                                    --------
Manufacturing-Capital Goods (0.0%):
   1,417    Turk Demir Dokum Fabrikalari AS.......        16
                                                    --------
Metals & Mining (0.0%):
     959    Eregli Demir ve Celik Fabrikalari TAS
              (b).................................        40
   1,996    Izmir Demir Celik Sanayi AS (b).......         3
                                                    --------
                                                          43
                                                    --------
Oil & Gas (0.0%):
     888    Turcas Petrolculuk AS.................        14
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
TURKEY, CONTINUED:
Oil & Gas Exploration, Production & Services (0.0%):
     789    Aygaz AS..............................  $     53
     109    Petrol Ofisi AS.......................        15
     327    Tupras Turkiye Petrol Rafinerileri AS
              (b).................................        14
                                                    --------
                                                          82
                                                    --------
Pharmaceuticals (0.0%):
     263    Eczacibasi Ilac Sanayi Ve Ti (b)......        11
                                                    --------
Telecommunications (0.0%):
      97    Cukurova Elektrik AS..................       105
   1,525    Netas-Northern Elektrik
              Telekomunikasyon AS (b).............        28
                                                    --------
                                                         133
                                                    --------
Textile Products (0.0%):
   1,711    Aksa Akrilik Kimya Sanayii AS.........        21
                                                    --------
Tire & Rubber (0.0%):
     931    Brisa Bridgestone Sabanci Lastik SAN,
              ve Tic AS...........................        21
   1,233    Goodyear Lastikleri TAS...............        27
                                                    --------
                                                          48
                                                    --------
Transportation (0.0%):
     164    Turk Hava Yollari AO (b)..............         7
                                                    --------
Wholesale Distribution (0.0%):
     247    Migros Turk TAS.......................       246
                                                    --------
            Total Turkey..........................     2,649
                                                    --------
UNITED KINGDOM (9.1%):
Aerospace & Military Technology (0.2%):
      81    British Aerospace PLC.................       690
      51    Rolls-Royce PLC.......................       208
      33    Smiths Industries PLC.................       462
                                                    --------
                                                       1,360
                                                    --------
Airlines (0.1%):
      57    British Airways PLC...................       383
                                                    --------
Appliances & Household Products (0.0%):
      32    EMI Group PLC.........................       225
                                                    --------
Auto Parts (0.0%):
      56    LucasVarity PLC.......................       186
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
 Banking (1.1%):
      63    Abbey National PLC....................  $  1,355
      66    Barclays PLC..........................     1,409
      38    HSBC Holdings PLC.....................     1,024
      71    HSBC Holdings PLC (Hong Kong
              Dollars)............................     1,799
      34    Royal Bank of Scotland Group PLC......       539
      11    Schroders.............................       193
                                                    --------
                                                       6,319
                                                    --------
Beverages & Tobacco (0.3%):
     135    Diageo PLC............................     1,514
      50    Scottish & Newcastle PLC..............       569
                                                    --------
                                                       2,083
                                                    --------
Brewery (0.1%):
      36    Bass PLC..............................       502
                                                    --------
Broadcasting/Cable (0.1%):
      64    British Sky Broadcasting Group PLC....       494
                                                    --------
Building Products (0.1%):
      50    Rugby Group PLC.......................        78
      96    Tarmac PLC............................       158
      68    Williams Holdings.....................       380
                                                    --------
                                                         616
                                                    --------
Chemicals (0.0%):
      33    Imperial Chemical Industries PLC......       285
                                                    --------
Conglomerates (0.2%):
      55    Allied Zurich PLC (b).................       828
      53    British American Tobacco..............       473
      13    Lonrho Africa PLC.....................        12
      34    Lonrho PLC............................       180
                                                    --------
                                                       1,493
                                                    --------
Construction (0.0%):
      44    Taylor Woodrow PLC....................       110
                                                    --------
Electric Utility (0.2%):
      82    National Grid.........................       648
      58    Scottish Power........................       592
      21    Southern Electric PLC.................       233
                                                    --------
                                                       1,473
                                                    --------
Electrical & Electronic (0.2%):
      33    Bowthorpe PLC.........................       192
      54    Electrocomponents PLC.................       362
     100    General Electric Co., PLC.............       899
                                                    --------
                                                       1,453
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
Energy (0.5%):
     216    British Petroleum Co., PLC............  $  3,228
                                                    --------
Engineering (0.0%):
      25    Barratt Developments PLC..............        96
                                                    --------
Financial Services (0.7%):
      60    Halifax PLC...........................       857
     203    Lloyds TSB Group PLC..................     2,882
      43    St. James's Place Capital PLC.........       208
                                                    --------
                                                       3,947
                                                    --------
Food & Household Products (0.3%):
      42    Cadbury Schweppes PLC.................       720
     112    Unilever PLC..........................     1,255
                                                    --------
                                                       1,975
                                                    --------
Food Products & Services (0.1%):
      69    J Sainsbury PLC.......................       538
                                                    --------
Forest Products (0.0%):
      31    Arjo Wiggins Appleton.................        58
                                                    --------
Health & Personal Care (1.0%):
     128    Glaxo Wellcome PLC....................     4,402
      32    Zeneca PLC............................     1,411
                                                    --------
                                                       5,813
                                                    --------
Industrial Holding Company (0.1%):
     117    BTR PLC, Series A.....................       238
      47    Hanson PLC............................       375
                                                    --------
                                                         613
                                                    --------
Insurance (0.5%):
      49    Commercial Union PLC..................       764
      47    Legal and General Group PLC...........       615
      76    Prudential Corp. PLC..................     1,143
      59    Royal & Sun Alliance Insurance Group
              PLC.................................       475
                                                    --------
                                                       2,997
                                                    --------
Leisure (0.2%):
      48    Granada Group PLC.....................       852
      26    Ladbroke Group PLC....................       102
      31    Rank Group PLC........................       116
                                                    --------
                                                       1,070
                                                    --------
Machinery & Equipment (0.1%):
      43    GKN PLC...............................       579
                                                    --------
Merchandising (0.0%):
      43    Safeway PLC...........................       214
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
 Metals & Mining (0.1%):
      89    British Steel PLC.....................  $    135
      72    English China Clays PLC...............       197
      43    RTZ Corp., PLC, Registered............       492
                                                    --------
                                                         824
                                                    --------
Miscellaneous Materials & Commodities (0.0%):
      37    Elementis 1998 PLC....................        51
                                                    --------
Oil & Gas Exploration, Production & Services (0.2%):
     155    BG PLC................................       978
      50    LASMO PLC.............................        82
      51    Pilkington PLC........................        50
                                                    --------
                                                       1,110
                                                    --------
Paper Products (0.0%):
      32    Rexam PLC New.........................        90
                                                    --------
Pharmaceuticals (0.4%):
     197    SmithKline Beecham PLC................     2,758
                                                    --------
Printing & Publishing (0.2%):
      19    Pearson...............................       379
      41    Reed International PLC................       327
      73    Reuters Group.........................       767
                                                    --------
                                                       1,473
                                                    --------
Real Estate (0.1%):
      19    British Land Co., PLC.................       138
      34    Land Securities PLC...................       404
                                                    --------
                                                         542
                                                    --------
Real Estate Investment Trust (0.0%):
      23    Peninsular & Oriental Steam Navigation
              Co..................................       271
                                                    --------
Retail-General Merchandise (0.1%):
      45    Kingfisher............................       490
                                                    --------
Retail-Stores/Catalog (0.5%):
      44    Boots Co., PLC........................       743
      41    Great Universal Stores PLC............       429
      99    Marks & Spencer PLC...................       677
      23    Next PLC..............................       184
     282    Tesco PLC.............................       810
                                                    --------
                                                       2,843
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
Telecommunications (1.3%):
     232    British Telecommunications PLC........  $  3,485
      94    Cable & Wireless PLC..................     1,161
     160    Centrica PLC (b)......................       321
      50    National Power PLC....................       442
     117    Vodaphone Group PLC...................     1,893
                                                    --------
                                                       7,302
                                                    --------
Textile Products (0.0%):
      24    Courtaulds Textiles PLC...............        64
                                                    --------
Transportation -- Road & Railroad (0.1%):
      21    Railtrack Group PLC...................       544
                                                    --------
            Total United Kingdom..................    56,472
                                                    --------
  Total Common Stocks.............................   619,252
                                                    --------
CORPORATE BONDS (0.0%):
SPAIN (0.0%):
Banking (0.0%):
 $     1    Banco Santander, 2.00%, 10/01/03......        35
                                                    --------
  Total Corporate Bonds...........................        35
                                                    --------
OPALS (0.7%):
TAIWAN (0.7%):
      45    Morgan Stanley Composite Index........     4,329
                                                    --------
  Total OPALS.....................................     4,329
                                                    --------
PREFERRED STOCKS (0.2%):
AUSTRALIA (0.1%):
Broadcasting & Publishing (0.1%):
     156    News Corporation Preferred Limited
              Voting Shares.......................       950
                                                    --------
BRAZIL (0.2%):
Banking (0.1%):
  33,519    Banco Bradesco SA.....................       186
     478    Banco Itau SA.........................       234
                                                    --------
                                                         420
                                                    --------
Beverages & Tobacco (0.0%):
     151    Companhia Cervejaria Brahma...........        65
                                                    --------
Electric Utility (0.0%):
   1,712    Centrais Electricas Brasilieras SA....        33
   1,712    Centrais Geradoras (b)................         2
   1,704    Cia Energetica de Sao Paolo...........        37
   3,761    Companhia Energetica de Minas
              Gerais..............................        71
                                                    --------
                                                         143
                                                    --------
Oil & Gas Exploration, Production & Services
  (0.0%):
   1,041    Petroleo Brasileiro SA................       118
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
PREFERRED STOCKS, CONTINUED:
BRAZIL, CONTINUED:
 Steel (0.0%):
      12    Companhia Vale do Rio Doce, Series
              A...................................  $    150
                                                    --------
Telecommunications (0.1%):
   3,900    Embratel Participacoes (b)............        53
   3,900    Tele Centro Sul Participacoes (b).....        34
   3,900    Tele Norte Leste Participacoes (b)....        49
   3,900    Telecomunicacoes Brasileiras SA (e)...         0
     441    Telecomunicacoes de Sao Paolo SA......        60
   3,900    Telesp Celular Participacoes..........        29
     441    Telesp Celular SA.....................        20
   3,900    Telesp Participacoes SA...............        89
   3,900    Telesudeste Celular (b)...............        16
                                                    --------
                                                         350
                                                    --------
            Total Brazil..........................     1,246
                                                    --------
GERMANY (0.0%):
Building Products (0.0%):
       0    Dyckerhoff AG (e).....................       130
                                                    --------
GREECE (0.0%):
Telecommunications (0.0%):
       2    Intracom SA...........................        76
                                                    --------
  Total Preferred Stocks..........................     2,402
                                                    --------
RIGHTS-FOREIGN SECURITIES (0.0%):
ARGENTINA (0.0%):
Beverages & Tobacco (0.0%):
       0    Buenos Embottelladora Rights (b)(e)...         0
                                                    --------
BRAZIL (0.0%):
Banking (0.0%):
   1,435    Banco Bradesco SA Prefered Rights
              (b).................................         1
                                                    --------
Steel (0.0%):
      11    Vale do Rio Doce Bond Rights (b)(e)...         0
                                                    --------
            Total Brazil..........................         1
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
RIGHTS-FOREIGN SECURITIES, CONTINUED:
SPAIN (0.0%):
Telecommunications (0.0%):
      93    Telefonica SA Rights (b)..............  $     83
                                                    --------
  Total Rights-Foreign Securities.................        84
                                                    --------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
 $   500    03/11/99 (d)..........................       496
                                                    --------
  Total U.S. Treasury Obligations.................       496
                                                    --------
INVESTMENT COMPANIES (1.3%):
United States (1.3%):
   6,653    One Group Prime Money Market Fund,
              Class I.............................     6,653
     159    SEI International Equity..............     1,662
                                                    --------
  Total Investment Companies......................     8,315
                                                    --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (12.8%):
Repurchase Agreements (12.8%):
 $75,000    Lehman Brothers, 5.75%, 1/4/99
              (Collateralized by $2,809 various
              Equity Securites, market value
              $78,832)............................    75,000
   4,619    Lehman Brothers, 5.50%, 1/4/99
              (Collateralized by $4,851 Racers
              Asset Backed Bonds, 5.78%, 6/7/99,
              market value $4,851)................     4,619
                                                    --------
  Total Short-Term Securities Held as Collateral      79,619
                                                    --------
Total (Cost $604,781) (a)                           $714,532
                                                    ========

------------

Percentages indicated are based on net assets of $622,954.

(a)
    Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $178,570
                   Unrealized depreciation......................   (68,819)
                                                                  --------
                   Net unrealized appreciation..................  $109,751
                                                                  ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

(b) Non-income producing securities.
(c) A portion of this security was loaned as of December 31, 1998.
(d) Serves as collateral for futures contracts.
(e) Rounds to less than 1,000.

ADR       American Depository Receipt
GDR       Global Depository Receipt

At December 31, 1998, the Fund's open forward currency contracts were as follows:

                                                                                                UNREALIZED
                                                DELIVERY    CONTRACT    CONTRACT    CONTRACT      MARKET      APPRECIATION/
                      CURRENCY                    DATE       PRICE       AMOUNT      VALUE        VALUE       (DEPRECIATION)
                      --------                  --------    --------    --------    --------    ----------    --------------
       Long Contracts:
       Japanese Yen...........................  3/11/99     $114.659    883,576      $7,706       $7,755           $49
       Short Contracts:
       Japanese Yen...........................  3/11/99     114.111     (363,314)    (3,184)      (3,187)           (3)

 NUMBER                                           OPEN      MARKET
   OF                                           POSITIONS   VALUE
CONTRACTS             CONTRACT TYPE               (000)     (000)
---------             -------------             ---------   ------
   66      Long Nikkei 225, March 1999 Futures   $4,541     $4,521

* The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31,1998.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1998
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                                                               LARGE
                                                                ASSET       INCOME      EQUITY      VALUE     COMPANY
                                                              ALLOCATION    EQUITY      INDEX       GROWTH     VALUE
                                                                 FUND        FUND        FUND        FUND       FUND
                                                              ----------   --------   ----------   --------   --------
ASSETS:
Investments, at value.......................................   $492,322    $972,825   $1,420,086   $871,285   $910,973
Repurchase agreements, at cost..............................     25,163      18,451       49,038     28,112     29,057
                                                               --------    --------   ----------   --------   --------
Total (cost $454,421; $510,101; $954,974; $678,794;
  $739,433; respectively)...................................    517,485     991,276    1,469,124    899,397    940,030
Interest and dividends receivable...........................      2,394       1,962        1,507        745      1,182
Receivable for capital shares issued........................        634         222        1,411        136         96
Receivable from brokers for investments sold................      1,533       2,133       19,735         --         --
Receivable for variation margin on futures contracts........         --          --           30         44         --
Prepaid expenses and other assets...........................          4           9           13          7          8
                                                               --------    --------   ----------   --------   --------
TOTAL ASSETS................................................    522,050     995,602    1,491,820    900,329    941,316
                                                               --------    --------   ----------   --------   --------
LIABILITIES:
Cash overdraft..............................................         --          --        8,279         --         --
Dividends payable...........................................        840       1,046          864        156        778
Payable for capital shares redeemed.........................         73         202          281         92         58
Payable for return of collateral received for securities on
  loan......................................................     47,928      35,143       93,403     53,545     55,344
Payable to brokers for investments purchased................      3,342          --        5,737        394         --
Accrued expenses and other payables:
    Investment advisory fees................................        214         592          166        514        538
    Administration fees.....................................         63         135          116        114        123
    12b-1 fees..............................................        142         175          405         48         20
    Other...................................................        202         259          481        192        209
                                                               --------    --------   ----------   --------   --------
TOTAL LIABILITIES...........................................     52,804      37,552      109,732     55,055     57,070
                                                               --------    --------   ----------   --------   --------
NET ASSETS:
Capital.....................................................    403,607     468,168      854,519    606,967    674,712
Undistributed (distributions in excess) of net investment
  income....................................................        (34)         25            1          1        (80)
Accumulated undistributed net realized gains (losses) from
  investment, options and futures transactions..............      2,609       8,682       13,133     17,342      9,017
Net unrealized appreciation (depreciation) from investments,
  futures and options.......................................     63,064     481,175      514,435    220,964    200,597
                                                               --------    --------   ----------   --------   --------
NET ASSETS..................................................   $469,246    $958,050   $1,382,088   $845,274   $884,246
                                                               ========    ========   ==========   ========   ========
NET ASSETS:
    Class I.................................................   $246,492    $657,205   $  679,193   $713,445   $846,362
    Class A.................................................     63,202     120,291      271,889     95,007     19,444
    Class B.................................................    159,552     179,697      412,392     33,856     18,440
    Class C.................................................         --         857       18,614      2,966         --
                                                               --------    --------   ----------   --------   --------
Total.......................................................   $469,246    $958,050   $1,382,088   $845,274   $884,246
                                                               ========    ========   ==========   ========   ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Class I.................................................     18,034      28,522       23,864     51,754     52,998
    Class A.................................................      4,620       5,232        9,555      6,901      1,208
    Class B.................................................     11,614       7,797       14,505      2,484      1,144
    Class C.................................................         --          37          653        216         --
                                                               --------    --------   ----------   --------   --------
Total.......................................................     34,268      41,588       48,577     61,355     55,350
                                                               ========    ========   ==========   ========   ========
Net Asset Value:
    Class I
        Offering and redemption price per share.............   $  13.67    $  23.04   $    28.46   $  13.79   $  15.97
                                                               ========    ========   ==========   ========   ========
    Class A
        Redemption price per share..........................   $  13.68    $  22.99   $    28.46   $  13.77   $  16.10
                                                               ========    ========   ==========   ========   ========
        Maximum sales charge................................       4.50%       4.50%        4.50%      4.50%      4.50%
                                                               ========    ========   ==========   ========   ========
        Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to
          nearest cent).....................................   $  14.32    $  24.07   $    29.80   $  14.42   $  16.86
                                                               ========    ========   ==========   ========   ========
    Class B
        Offering price per share (a)........................   $  13.74    $  23.05   $    28.43   $  13.63   $  16.12
                                                               ========    ========   ==========   ========   ========
    Class C
        Offering price per share (a)........................   $     --    $  23.06   $    28.46   $  13.71   $     --
                                                               ========    ========   ==========   ========   ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1998
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                       LARGE
                                                       DISCIPLINED    COMPANY         GROWTH           SMALL        INTERNATIONAL
                                                          VALUE        GROWTH     OPPORTUNITIES    CAPITALIZATION      EQUITY
                                                          FUND          FUND           FUND             FUND         INDEX FUND
                                                       -----------   ----------   --------------   --------------   -------------
ASSETS:
Investments, at value................................   $819,237     $2,444,869     $1,423,924        $142,587        $634,913
Repurchase agreements, at cost.......................     16,914         43,425        113,879           5,244          79,619
                                                        --------     ----------     ----------        --------        --------
Total (cost $743,066; $1,508,643; $1,172,436;
  $134,125; $604,781; respectively)..................    836,151      2,488,294      1,537,803         147,831         714,532
Foreign currency, at value (cost $677)...............         --             --             --              --             685
Interest and dividends receivable....................        772          2,191            717              76             815
Receivable for capital shares issued.................         15          1,999            388              23             138
Receivable from brokers for investments sold.........     31,972         75,886        178,083           6,884             373
Options purchased at value (premiums paid $6,310)....         --          6,653             --              --              --
Receivable for forward foreign currency contracts....         --             --             --              --              89
Net receivable for variation margin on futures
  contracts..........................................         --             --             --             101              --
Tax reclaim receivable...............................         --             --             --              --             514
Prepaid expenses and other assets....................          8             21             11               1               6
                                                        --------     ----------     ----------        --------        --------
TOTAL ASSETS.........................................    868,918      2,575,044      1,717,002         154,916         717,152
                                                        --------     ----------     ----------        --------        --------
LIABILITIES:
Cash overdraft.......................................         --             10             --              --              --
Dividends payable....................................        599             --             --              --          13,816
Payable for capital shares redeemed..................         33            195             56               1               9
Payable for return of collateral received for
  securities on loan.................................     32,216         82,713        216,903           8,084          79,619
Payable to brokers for investments purchased.........      5,729        110,901        189,943           8,084              --
Net payable for variation margin on futures
  contracts..........................................         --             --             --              --              41
Accrued expenses and other payables:
    Investment advisory fees.........................        497          1,426            730              82             285
    Administration fees..............................        113            321            165              15              88
    12b-1 fees.......................................         42            356            115              12              17
    Other............................................        274            554            326              68             323
                                                        --------     ----------     ----------        --------        --------
TOTAL LIABILITIES....................................     39,503        196,476        408,238          16,346          94,198
                                                        --------     ----------     ----------        --------        --------
NET ASSETS:
Capital..............................................    710,088      1,365,275        950,938         126,453         522,656
Undistributed (distributions in excess) of net
  investment income..................................        (37)          (952)        (2,417)             45         (10,718)
Accumulated undistributed net realized gains (losses)
  from investment, options and futures
  transactions.......................................     26,279         34,251        108,820          (2,033)          1,139
Net unrealized appreciation (depreciation) from
  investments, futures, options and translation of
  assets and liabilities in foreign currencies.......     93,085        979,994        251,423          14,105         109,877
                                                        --------     ----------     ----------        --------        --------
NET ASSETS...........................................   $829,415     $2,378,568     $1,308,764        $138,570        $622,954
                                                        ========     ==========     ==========        ========        ========
NET ASSETS:
    Class I..........................................   $745,884     $1,733,613     $1,059,664        $110,092        $584,654
    Class A..........................................     41,856        260,368        126,168          18,850          23,655
    Class B..........................................     41,675        382,753        118,665           9,535          14,252
    Class C..........................................         --          1,834          4,267              93             393
                                                        --------     ----------     ----------        --------        --------
Total................................................   $829,415     $2,378,568     $1,308,764        $138,570        $622,954
                                                        ========     ==========     ==========        ========        ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Class I..........................................     51,779         73,461         45,325          11,398          33,893
    Class A..........................................      2,897         10,728          5,453           1,958           1,368
    Class B..........................................      2,904         16,288          5,403           1,017             857
    Class C..........................................         --             78            184               9              23
                                                        --------     ----------     ----------        --------        --------
Total................................................     57,580        100,555         56,365          14,382          36,141
                                                        ========     ==========     ==========        ========        ========
Net Asset Value:
    Class I
        Offering and redemption price per share......   $  14.41     $    23.60     $    23.39        $   9.66        $  17.25
                                                        ========     ==========     ==========        ========        ========
    Class A
        Redemption price per share...................   $  14.45     $    24.27     $    23.15        $   9.63        $  17.28
                                                        ========     ==========     ==========        ========        ========
        Maximum sales charge.........................       4.50%          4.50%          4.50%           4.50%           4.50%
                                                        ========     ==========     ==========        ========        ========
        Maximum offering price per share
          (100%/(100%-maximum sales charge) of net
          asset value adjusted to nearest cent)......   $  15.13     $    25.41     $    24.24        $  10.08        $  18.09
                                                        ========     ==========     ==========        ========        ========
    Class B
        Offering price per share (a).................   $  14.35     $    23.50     $    21.98        $   9.38        $  16.65
                                                        ========     ==========     ==========        ========        ========
    Class C
        Offering price per share (a).................   $     --     $    23.31     $    23.25        $   9.54        $  17.25
                                                        ========     ==========     ==========        ========        ========

------------
(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                                                                   LARGE
                                                        ASSET      INCOME     EQUITY     VALUE    COMPANY
                                                     ALLOCATION    EQUITY     INDEX     GROWTH     VALUE
                                                        FUND        FUND       FUND      FUND      FUND
                                                     -----------   -------   --------   -------   -------
INVESTMENT INCOME:
Interest income....................................    $ 5,489     $   764   $    650   $   809   $   744
Dividend income....................................      1,400      10,301      9,154     4,510     7,636
Income from securities lending.....................         80          65        126        95        77
                                                       -------     -------   --------   -------   -------
Total Income.......................................      6,969      11,130      9,930     5,414     8,457
                                                       -------     -------   --------   -------   -------
EXPENSES:
Investment advisory fees...........................      1,289       3,425      1,891     2,736     2,971
Administration fees................................        323         754      1,026       602       654
12b-1 fees (Class A)...............................         99         201        415       146        29
12b-1 fees (Class B)...............................        675         839      1,819       142        85
12b-1 fees (Class C)...............................         --           4         46        10        --
Custodian and accounting fees......................         34          29         55        30        27
Legal and audit fees...............................          7          11         12         9        11
Trustees' fees and expenses........................          2           5          6         4         5
Transfer agent fees................................        179         252        458       103        56
Registration and filing fees.......................         35          45         65        47        26
Printing costs.....................................         18          40         54        33        38
Other..............................................          2           7          7         5         7
                                                       -------     -------   --------   -------   -------
Total expenses before waivers......................      2,663       5,612      5,854     3,867     3,909
Less waivers.......................................       (225)        (57)    (1,486)      (41)       (8)
                                                       -------     -------   --------   -------   -------
Net Expenses.......................................      2,438       5,555      4,368     3,826     3,901
                                                       -------     -------   --------   -------   -------
Net Investment Income..............................      4,531       5,575      5,562     1,588     4,556
                                                       -------     -------   --------   -------   -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS, OPTIONS AND FUTURES:
Net realized gains (losses) from investment, option
  and future transactions..........................     18,388      26,357     36,079    20,985    17,322
Net change in unrealized appreciation
  (depreciation) from investments, options and
  futures..........................................     11,510       2,339     70,711    51,618     5,190
                                                       -------     -------   --------   -------   -------
Net realized/unrealized gains (losses) from
  investments, options and futures.................     29,898      28,696    106,790    72,603    22,512
                                                       -------     -------   --------   -------   -------
Change in net assets resulting from operations.....    $34,429     $34,271   $112,352   $74,191   $27,068
                                                       =======     =======   ========   =======   =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                         LARGE
                                          DISCIPLINED   COMPANY       GROWTH           SMALL        INTERNATIONAL
                                             VALUE       GROWTH    OPPORTUNITIES   CAPITALIZATION   EQUITY INDEX
                                             FUND         FUND         FUND             FUND            FUND
                                          -----------   --------   -------------   --------------   -------------
INVESTMENT INCOME:
Interest income.........................   $    723     $    439     $    393         $    396        $    210
Dividend income.........................      6,737       10,215        2,694              357           3,651
Income from securities lending..........         70          173          246               38             385
Foreign tax withholding.................         --           --           --               --            (364)
                                           --------     --------     --------         --------        --------
Total Income............................      7,530       10,827        3,333              791           3,882
                                           --------     --------     --------         --------        --------
EXPENSES:
Investment advisory fees................      2,764        7,540        3,844              475           1,657
Administration fees.....................        608        1,659          846              104             491
12b-1 fees (Class A)....................         67          367          178               33              41
12b-1 fees (Class B)....................        184        1,548          462               42              67
12b-1 fees (Class C)....................         --            4           11                1               1
Custodian and accounting fees...........         31           50           45               16             260
Legal and audit fees....................          9           21           12                3               7
Trustees' fees and expenses.............          4           12            6                1               3
Transfer agent fees.....................        101          507          286               61              66
Registration and filing fees............         25           76           61               26              35
Printing costs..........................         31           87           44                5              21
Other...................................          5           13            6                1               4
                                           --------     --------     --------         --------        --------
Total expenses before waivers...........      3,829       11,884        5,801              768           2,653
Less waivers............................        (19)        (105)         (51)             (22)            (12)
                                           --------     --------     --------         --------        --------
Net Expenses............................      3,810       11,779        5,750              746           2,641
                                           --------     --------     --------         --------        --------
Net Investment Income (Loss)............      3,720         (952)      (2,417)              45           1,241
                                           --------     --------     --------         --------        --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS, OPTIONS, FUTURES AND
  FOREIGN CURRENCIES:
Net realized gains (losses) from
  investment, option, future, and
  foreign currency transactions.........     38,063       68,681      177,824           (1,679)         38,358
Net change in unrealized appreciation
  (depreciation) from investments,
  options, futures and translation of
  assets and liabilities in foreign
  currencies............................    (31,913)     261,225       34,093          (11,530)        (24,003)
                                           --------     --------     --------         --------        --------
Net realized/unrealized gains (losses)
  from investments, options, futures and
  foreign currency......................      6,150      329,906      211,917          (13,209)         14,355
                                           --------     --------     --------         --------        --------
Change in net assets resulting from
  operations............................   $  9,870     $328,954     $209,500         $(13,164)       $ 15,596
                                           ========     ========     ========         ========        ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                          ASSET ALLOCATION FUND       INCOME EQUITY FUND          EQUITY INDEX FUND
                                         -----------------------   ------------------------   -------------------------
                                          SIX MONTHS      YEAR      SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                            ENDED        ENDED        ENDED         ENDED        ENDED         ENDED
                                         DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,    DECEMBER 31,    JUNE 30,
                                             1998         1998         1998         1998          1998          1998
                                         ------------   --------   ------------   ---------   ------------   ----------
                                         (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss).......    $  4,531     $  5,521     $  5,575     $  10,905    $    5,562    $   10,625
    Net realized gains (losses) from
      investment, option and future
      transactions.....................      18,388       15,512       26,357        76,585        36,079        26,070
    Net change in unrealized
      appreciation (depreciation) from
      investments, options and
      futures..........................      11,510       19,656        2,339        98,696        70,711       216,751
                                           --------     --------     --------     ---------    ----------    ----------
    Change in net assets resulting from
      operations.......................      34,429       40,689       34,271       186,186       112,352       253,446
                                           --------     --------     --------     ---------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income.........      (2,791)      (2,881)      (4,615)       (9,093)       (3,986)       (7,794)
    From net realized gains from
      investment transactions..........     (11,900)     (10,063)     (47,232)      (62,899)      (22,636)      (14,824)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income.........        (680)      (1,102)        (690)       (1,122)       (1,184)       (1,688)
    From net realized gains from
      investment transactions..........      (3,890)      (3,738)      (8,323)       (9,117)       (8,189)       (3,454)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income.........      (1,121)      (1,516)        (405)         (521)         (460)       (1,052)
    From net realized gains from
      investment transactions..........      (9,427)      (6,134)     (12,186)      (10,250)      (12,709)       (5,722)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income.........          --           --           (2)           (2)          (19)           (3)
    From net realized gains from
      investment transactions..........          --           --          (59)          (11)         (354)           (1)
                                           --------     --------     --------     ---------    ----------    ----------
Change in net assets from shareholder
  distributions........................     (29,809)     (25,434)     (73,512)      (93,015)      (49,537)      (34,538)
                                           --------     --------     --------     ---------    ----------    ----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued........      68,411      116,110       59,917       175,771       216,733       453,171
    Proceeds from shares issued in
      conversion.......................          --           --           --        70,389            --            --
    Proceeds from shares issued in
      acquisition......................     141,641           --           --            --            --            --
    Dividends reinvested...............      19,306       16,312       49,138        36,266        35,027        16,587
    Cost of shares redeemed............     (35,388)     (47,271)     (87,932)     (206,930)     (177,265)     (191,744)
                                           --------     --------     --------     ---------    ----------    ----------
Change in net assets from share
  transactions.........................     193,970       85,151       21,123        75,496        74,495       278,014
                                           --------     --------     --------     ---------    ----------    ----------
Change in net assets...................     198,590      100,406      (18,118)      168,667       137,310       496,922
NET ASSETS:
    Beginning of period................     270,656      170,250      976,168       807,501     1,244,778       747,856
                                           --------     --------     --------     ---------    ----------    ----------
    End of period......................    $469,246     $270,656     $958,050     $ 976,168    $1,382,088    $1,244,778
                                           ========     ========     ========     =========    ==========    ==========
SHARE TRANSACTIONS:
    Issued.............................       5,139        8,804        2,719         7,871         8,219        18,855
    Issued in conversion...............          --           --           --         3,342            --            --
    Issued in acquisition..............      10,802           --           --            --            --            --
    Reinvested.........................       1,466        1,278        2,275         1,690         1,352           719
    Redeemed...........................      (2,708)      (3,607)      (3,962)       (9,166)       (6,839)       (8,031)
                                           ========     ========     ========     =========    ==========    ==========
Change in shares.......................      14,699        6,475        1,032         3,737         2,732        11,543
                                           ========     ========     ========     =========    ==========    ==========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                     LARGE COMPANY VALUE
                                           VALUE GROWTH FUND                 FUND             DISCIPLINED VALUE FUND
                                        ------------------------   ------------------------   -----------------------
                                         SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                           ENDED         ENDED        ENDED         ENDED        ENDED        ENDED
                                        DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                            1998         1998          1998         1998          1998         1998
                                        ------------   ---------   ------------   ---------   ------------   --------
                                        (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss)......    $  1,588     $   3,666     $  4,556     $  10,029    $   3,720     $  5,151
    Net realized gains (losses) from
      investment, option and future
      transactions....................      20,985        72,571       17,322        71,328       38,063      141,237
    Net change in unrealized
      appreciation (depreciation) from
      investments, options and
      futures.........................      51,618        92,392        5,190        66,164      (31,913)       9,794
                                          --------     ---------     --------     ---------    ---------     --------
Change in net assets resulting from
  operations..........................      74,191       168,629       27,068       147,521        9,870      156,182
                                          --------     ---------     --------     ---------    ---------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income........      (1,525)       (3,380)      (4,573)       (9,741)      (3,580)      (4,991)
    From net realized gains from
      investment transactions.........     (39,245)      (54,060)     (50,121)      (41,719)     (88,001)     (91,826)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........        (115)         (243)         (79)         (177)        (156)        (169)
    From net realized gains from
      investment transactions.........      (5,119)       (6,125)      (1,030)       (1,000)      (4,201)      (4,398)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........          --            (2)         (26)          (70)         (22)          (7)
    From net realized gains from
      investment transactions.........      (1,734)       (1,479)      (1,092)         (700)      (4,305)      (3,742)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income........          --            --(a)         --           --           --           --
    From net realized gains from
      investment transactions.........        (106)           --(a)         --           --           --           --
                                          --------     ---------     --------     ---------    ---------     --------
Change in net assets from shareholder
  distributions.......................     (47,844)      (65,289)     (56,921)      (53,407)    (100,265)    (105,133)
                                          --------     ---------     --------     ---------    ---------     --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......     108,869       244,292       90,331       145,236       79,463      153,275
    Proceeds from shares issued in
      acquisition.....................          --            --           --            --      136,943           --
    Dividends reinvested..............      38,947        30,601       40,257        24,049       75,199       54,080
    Cost of shares redeemed...........     (66,464)     (129,318)     (41,991)     (148,173)     (66,004)    (170,905)
                                          --------     ---------     --------     ---------    ---------     --------
Change in net assets from share
  transactions........................      81,352       145,575       88,597        21,112      225,601       36,450
                                          --------     ---------     --------     ---------    ---------     --------
Change in net assets..................     107,699       248,915       58,744       115,226      135,206       87,499
NET ASSETS:
    Beginning of period...............     737,575       488,660      825,502       710,276      694,209      606,710
                                          --------     ---------     --------     ---------    ---------     --------
    End of period.....................    $845,274     $ 737,575     $884,246     $ 825,502    $ 829,415     $694,209
                                          ========     =========     ========     =========    =========     ========
SHARE TRANSACTIONS:
    Issued............................       8,866        19,945        5,951         9,198        5,854        9,189
    Issued in acquisition.............          --            --           --            --        9,923           --
    Reinvested........................       3,215         2,642        2,683         1,586        5,538        3,435
    Redeemed..........................      (5,331)      (10,452)      (2,713)       (9,357)      (4,820)     (10,296)
                                          ========     =========     ========     =========    =========     ========
Change in shares......................       6,750        12,135        5,921         1,427       16,495        2,328
                                          ========     =========     ========     =========    =========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                            LARGE COMPANY GROWTH
                                                    FUND              GROWTH OPPORTUNITIES FUND   SMALL CAPITALIZATION FUND
                                          -------------------------   -------------------------   -------------------------
                                           SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                             ENDED         ENDED         ENDED         ENDED          ENDED         ENDED
                                          DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                              1998          1998          1998          1998          1998          1998
                                          ------------   ----------   ------------   ----------   -------------   ---------
                                          (UNAUDITED)                 (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss)........   $     (952)   $      983    $   (2,417)   $   (3,938)    $     45      $   (163)
    Net realized gains (losses) from
      investment, option and future
      transactions......................       68,681       278,531       177,824       140,625       (1,679)       21,421
    Net change in unrealized
      appreciation (depreciation) from
      investments, options and
      futures...........................      261,225       237,485        34,093        99,487      (11,530)        1,800
                                           ----------    ----------    ----------    ----------     --------      --------
Change in net assets resulting from
  operations............................      328,954       516,999       209,500       236,174      (13,164)       23,058
                                           ----------    ----------    ----------    ----------     --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income..........           --        (1,456)           --            --           --            --
    From net realized gains from
      investment transactions...........     (158,144)     (167,063)     (108,929)      (80,645)     (11,315)       (9,265)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..........           --           (14)           --            --           --            --
    In excess of net investment
      income............................           --           (44)           --            --           --            --
    From net realized gains from
      investment transactions...........      (20,892)      (20,430)      (13,351)       (7,223)      (2,155)       (1,939)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net realized gains from
      investment transactions...........      (31,268)      (24,184)      (12,611)       (7,104)        (932)         (521)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net realized gains from
      investment transactions...........          (69)           (4)         (278)           --(a)         (6)          --(a)
                                           ----------    ----------    ----------    ----------     --------      --------
Change in net assets from shareholder
  distributions.........................     (210,373)     (213,195)     (135,169)      (94,972)     (14,408)      (11,725)
                                           ----------    ----------    ----------    ----------     --------      --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.........      220,619       343,977       154,929       305,038       21,719        59,655
    Proceeds from shares issued in
      conversion........................           --        81,659            --        57,769           --            --
    Proceeds from shares issued in
      acquisition.......................           --            --        38,617            --        3,669            --
    Dividends reinvested................      168,755       119,823        86,044        63,284       13,014        10,295
    Cost of shares redeemed.............     (120,015)     (259,677)     (101,723)     (215,417)     (17,502)      (35,493)
                                           ----------    ----------    ----------    ----------     --------      --------
Change in net assets from share
  transactions..........................      269,359       285,782       177,867       210,674       20,900        34,457
                                           ----------    ----------    ----------    ----------     --------      --------
Change in net assets....................      387,940       589,586       252,198       351,876       (6,672)       45,790
NET ASSETS:
    Beginning of period.................    1,990,628     1,401,042     1,056,566       704,690      145,242        99,452
                                           ----------    ----------    ----------    ----------     --------      --------
    End of period.......................   $2,378,568    $1,990,628    $1,308,764    $1,056,566     $138,570      $145,242
                                           ==========    ==========    ==========    ==========     ========      ========
SHARE TRANSACTIONS:
    Issued..............................       10,394        17,372         8,026        14,578        2,443         4,975
    Issued in conversion................           --         4,595            --         3,113           --            --
    Issued in acquisition...............           --            --         1,962            --          376            --
    Reinvested..........................        8,406         6,450         4,452         3,314        1,381           946
    Redeemed............................       (5,665)      (12,865)       (5,241)      (10,127)      (1,894)       (2,939)
                                           ==========    ==========    ==========    ==========     ========      ========
Change in shares........................       13,135        15,552         9,199        10,878        2,306         2,982
                                           ==========    ==========    ==========    ==========     ========      ========

------------

(a) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                INTERNATIONAL EQUITY INDEX FUND
                                                                --------------------------------
                                                                  SIX MONTHS            YEAR
                                                                     ENDED              ENDED
                                                                 DECEMBER 31,         JUNE 30,
                                                                     1998               1998
                                                                ---------------      -----------
                                                                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income (loss)...........................       $  1,241           $  6,397
     Net realized gains (losses) from investment, option
      future and foreign currency transactions..............         38,358                172
     Net change in unrealized appreciation (depreciation)
      from investments, options and futures and translation
      of assets and liabilities in foreign currencies.......        (24,003)            43,167
                                                                   --------           --------
Change in net assets resulting from operations..............         15,596             49,736
                                                                   --------           --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income.............................        (13,132)              (623)
     From net realized gains from investment transactions...        (27,653)           (12,040)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income.............................           (479)                (4)
     From net realized gains from investment transactions...         (1,113)              (435)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income.............................           (205)                --
     From net realized gains from investment transactions...           (701)              (301)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
     From net investment income.............................             (7)                --
     From net realized gains from investment transactions...            (17)                --(a)
                                                                   --------           --------
Change in net assets from shareholder distributions.........        (43,307)           (13,403)
                                                                   --------           --------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued............................         93,689            200,947
     Proceeds from shares issued in acquisition.............          1,666                 --
     Dividends reinvested...................................          4,866              8,154
     Cost of shares redeemed................................        (73,783)           (93,751)
                                                                   --------           --------
Change in net assets from share transactions................         26,438            115,350
                                                                   --------           --------
Change in net assets........................................         (1,273)           151,683
NET ASSETS:
     Beginning of period....................................        624,227            472,544
                                                                   --------           --------
     End of period..........................................       $622,954           $624,227
                                                                   ========           ========
SHARE TRANSACTIONS:
     Issued.................................................          5,453             11,868
     Issued in acquisition..................................             96                 --
     Reinvested.............................................            286                539
     Redeemed...............................................         (4,453)            (5,635)
                                                                   ========           ========
Change in shares............................................          1,382              6,772
                                                                   ========           ========

------------

(a) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS               FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                               ASSET            GROWTH          INTERNATIONAL
                                                            ALLOCATION       OPPORTUNITIES      EQUITY INDEX
                                                               FUND              FUND               FUND
                                                            -----------      -------------      -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Total investment income............................    $     4,531       $    (2,417)       $     1,241
Adjustments to reconcile net investment income to net
  cash provided (used) by operating activities:
     Purchases of investments...........................     (2,160,995)       (2,462,183)        (1,246,204)
     Proceeds from disposition of investment
       securities.......................................      2,006,183         2,429,127          1,245,833
     Decrease (increase) in investments purchased with
       cash collateral from securities lending..........        (19,023)          (10,941)            12,742
     Decrease (increase) in dividends and interest
       receivable.......................................           (847)             (290)             1,475
     Increase (decrease) in payable for return of
       collateral received from securities lending......         19,023            10,941            (12,742)
     Increase (decrease) in accrued expenses............            201               165                 36
     Net amortization/accretion from investments........          1,171                --                 --
     Increase in variation margin payable...............            140                --                729
                                                            -----------       -----------        -----------
     Net cash provided (used) by operating activities...       (149,616)          (35,598)             3,110
                                                            -----------       -----------        -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Proceeds from shares issued........................        214,474           272,511            100,158
     Payment of shares redeemed.........................        (35,367)         (101,745)           (73,784)
     Cash distributions paid............................        (29,491)(a)      (135,169)(b)        (29,484)(c)
                                                            -----------       -----------        -----------
     Net cash provided (used) by financing activities...        149,616            35,597             (3,110)
                                                            -----------       -----------        -----------
Net increase (decrease) in cash.........................             --                (1)                --
Cash:
     Beginning balance..................................             --                 1                 --
                                                            -----------       -----------        -----------
     Ending Balance.....................................    $        --       $        --        $        --
                                                            ===========       ===========        ===========

------------

(a) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $19,305.

(b) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $86,044.

(c) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $4,867.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1998
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, the Small Capitalization Fund (previously named the Gulf South Growth Fund) and the International Equity Index Fund (individually a "Fund", collectively the "Funds") only. Each Fund is a diversified mutual fund.

   The Funds' investment objectives are as follows:

                   FUND                                              OBJECTIVE
                   ----                                              ---------
      Asset Allocation Fund                 To provide total return while preserving capital.

      Income Equity Fund                    Current income through regular payment of dividends with the secondary goal of achieving capital appreciation by
                                             investing primarily in equity securities.

      Equity Index Fund                     Investment results that correspond to the aggregate price
                                             and dividend performance of the securities in the Standard
                                             & Poor's 500 Composite Stock Price Index.

      Value Growth Fund                     Long-term capital growth and growth of income with a
                                             secondary objective of providing a moderate level of
                                             current income.

      Large Company Value Fund              Capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

      Disciplined Value Fund                Capital appreciation with the secondary goal of achieving
                                             current income by investing primarily in equity securities.

      Large Company Growth Fund             Long-term capital appreciation and growth of income by
                                             investing primarily in equity securities.

      Growth Opportunities Fund             Growth of capital and secondarily, current income by
                                             investing primarily in equity securities.

      Small Capitalization Fund             Long-term capital growth, primarily by investing in a
                                             portfolio of equity securities of small capitalization and emerging growth companies.

      International Equity Index Fund       To provide investment results that correspond to the
                                             aggregate price and dividend performance of the securities in the Gross Domestic Product Weighted Morgan Stanley
                                             Capital International Europe, Australia, and Far East
                                             Index.

   On October 2, 1998, First Chicago NBD Corporation merged with and into BANC ONE CORPORATION at which time it was renamed BANK ONE CORPORATION. The Pegasus Funds are proprietary funds of the merged company. BANK ONE CORPORATION has now begun the process of reorganizing the Pegasus Funds into The One Group Family of Mutual Funds. On November 19, 1998 and January 12, 1999, respectively, the Boards of Trustees of the Trust and the Pegasus Funds approved a proposed Agreement and Plan of Reorganization, which is subject to Pegasus shareholder approval. Assuming approval by Pegasus shareholders, it is anticipated the reorganization transaction will occur in March, 1999. The reorganization is intended to be ef-

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

   fected on a tax-free basis by exchanging the net assets of the following Pegasus funds for shares of the corresponding fund of The One Group:

                            LIQUIDATING PEGASUS FUND                            ONE GROUP FUND
                            ------------------------                            --------------
                            Equity Income                                       Income Equity
                            Equity Index                                        Equity Index
                            Growth and Value                                    Value Growth
                            Intrinsic Value                                     Disciplined Value
                            Growth                                              Large Company Growth

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the latest available sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined by the Fair Value Committee which is comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and The One Group Services Company (the "Administrator") under the direction of the Board of Trustees.

     FOREIGN CURRENCY TRANSLATION

     Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of realized gains or losses and unrealized appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY CONTRACTS

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts having the same settlement

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

     date and broker are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

     WRITTEN OPTIONS

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Asset Allocation Fund may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn dividends and interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

     investments. As of December 31, 1998, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                       MARKET          MARKET         MARKET
                                                        VALUE          VALUE           VALUE
                                                       OF CASH      OF NON-CASH      OF LOANED
                                                     COLLATERAL      COLLATERAL     SECURITIES
                                                     -----------    ------------    -----------
   Asset Allocation Fund...........................   $ 47,928        $ 14,191       $ 61,625
   Income Equity Fund..............................     35,143              --         35,067
   Equity Index Fund...............................     93,403              --         93,200
   Value Growth Fund...............................     53,545              --         53,428
   Large Company Value Fund........................     55,345              --         55,224
   Disciplined Value Fund..........................     32,216              --         32,146
   Large Company Growth Fund.......................     82,713              --         82,534
   Growth Opportunities Fund.......................    216,903              --        216,432
   Small Capitalization Fund.......................      8,084              --          8,067
   International Equity Index Fund.................     79,619              --         79,155

     The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1998.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds except for the International Equity Index Fund which declares and pays dividends, if any, at least annually. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more. The Trust is registered to offer forty series and five classes of shares: Class I, Class A, Class B, Class C and Service Class. Prior to November 1, 1998, Class I was known as Fiduciary Class. Currently, the Trust consists of thirty-four active funds. The Funds are each authorized to issue Class I, Class A, Class B and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Fund's prospectus. As of December 31, 1998, there were no shareholders in Class C of the Asset Allocation Fund, Large Company Value Fund or Disciplined Value Fund. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1998 and June 30, 1998:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                                 ASSET ALLOCATION FUND       INCOME EQUITY FUND         EQUITY INDEX FUND
                                                -----------------------   ------------------------   -----------------------
                                                 SIX MONTHS      YEAR      SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                   ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                                DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                    1998         1998         1998         1998          1998         1998
                                                ------------   --------   ------------   ---------   ------------   --------
                                                (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:

CLASS I SHARES:
  Proceeds from shares issued.................    $ 18,933     $30,168      $26,576      $  58,578    $  76,565     $190,730
  Proceeds from shares issued in conversion...          --          --           --         70,389           --           --
  Proceeds from shares issued in
    acquisition...............................     131,827          --           --             --           --           --
  Dividends reinvested........................       4,446       4,088       28,123         15,841       12,401        4,908
  Cost of shares redeemed.....................     (18,994)    (30,385)     (61,532)      (171,640)    (109,003)    (132,565)
                                                  --------     -------      -------      ---------    ---------     --------
  Change in net assets from Class I Share
    transactions..............................    $136,212     $ 3,871      $(6,833)     $ (26,832)   $ (20,037)    $ 63,073
                                                  ========     =======      =======      =========    =========     ========
CLASS A SHARES:
  Proceeds from shares issued.................    $ 10,007     $19,947      $12,874      $  40,534    $  72,511     $115,183
  Proceeds from shares issued in
    acquisition...............................       4,842          --           --             --           --           --
  Dividends reinvested........................       4,452       4,728        8,593          9,837        9,199        4,949
  Cost of shares redeemed.....................      (6,431)     (8,491)     (14,153)       (21,803)     (42,425)     (34,893)
                                                  --------     -------      -------      ---------    ---------     --------
  Change in net assets from Class A Share
    transactions..............................    $ 12,870     $16,184      $ 7,314      $  28,568    $  39,285     $ 85,239
                                                  ========     =======      =======      =========    =========     ========
CLASS B SHARES:
  Proceeds from shares issued.................    $ 39,471     $65,995      $20,369      $  75,943    $  53,311     $144,112
  Proceeds from shares issued in
    acquisition...............................       4,972          --           --             --           --           --
  Dividends reinvested........................      10,408       7,496       12,361         10,575       13,058        6,727
  Cost of shares redeemed.....................      (9,963)     (8,395)     (12,181)       (13,487)     (25,124)     (24,214)
                                                  --------     -------      -------      ---------    ---------     --------
  Change in net assets from Class B Share
    transactions..............................    $ 44,888     $65,096      $20,549      $  73,031    $  41,245     $126,625
                                                  ========     =======      =======      =========    =========     ========
CLASS C SHARES:
  Proceeds from shares issued.................                              $    98      $     716    $  14,346     $  3,146
  Dividends reinvested........................                                   61             13          369            3
  Cost of shares redeemed.....................                                  (66)            --         (713)         (72)
                                                                            -------      ---------    ---------     --------
  Change in net assets from Class C Share
    transactions..............................                              $    93      $     729    $  14,002     $  3,077
                                                                            =======      =========    =========     ========

SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued......................................       1,462       2,320        1,223          2,678        2,853        8,081
  Issued in conversion........................          --          --           --          3,342           --           --
  Issued in acquisition.......................      10,055          --           --             --           --           --
  Reinvested..................................         341         322        1,308            736          487          212
  Redeemed....................................      (1,451)     (2,330)      (2,751)        (7,605)      (4,195)      (5,630)
                                                  --------     -------      -------      ---------    ---------     --------
  Change in Class I Shares....................      10,407         312         (220)          (849)        (855)       2,663
                                                  ========     =======      =======      =========    =========     ========
CLASS A SHARES:
  Issued......................................         745       1,513          588          1,796        2,785        4,740
  Issued in acquisition.......................         379          --           --             --           --           --
  Reinvested..................................         338         370          396            459          352          213
  Redeemed....................................        (494)       (645)        (647)          (966)      (1,631)      (1,415)
                                                  --------     -------      -------      ---------    ---------     --------
  Change in Class A Shares....................         968       1,238          337          1,289        1,506        3,538
                                                  ========     =======      =======      =========    =========     ========
CLASS B SHARES:
  Issued......................................       2,932       4,971          904          3,365        2,033        5,913
  Issued in acquisition.......................         368          --           --             --           --           --
  Reinvested..................................         787         586          568            494          499          294
  Redeemed....................................        (763)       (632)        (561)          (595)        (986)        (984)
                                                  --------     -------      -------      ---------    ---------     --------
  Change in Class B Shares....................       3,324       4,925          911          3,264        1,546        5,223
                                                  ========     =======      =======      =========    =========     ========
CLASS C SHARES:
  Issued......................................                                    4             32          548          121
  Reinvested..................................                                    3              1           14           --(a)
  Redeemed....................................                                   (3)            --          (27)          (2)
                                                                            -------      ---------    ---------     --------
  Change in Class C Shares....................                                    4             33          535          119
                                                                            =======      =========    =========     ========

------------

(a) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                                                             LARGE COMPANY VALUE
                                                    VALUE GROWTH FUND               FUND             DISCIPLINED VALUE FUND
                                                 -----------------------   -----------------------   -----------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                 DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                     1998         1998         1998         1998         1998         1998
                                                 ------------   --------   ------------   --------   ------------   --------
                                                 (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:

CLASS I SHARES:
  Proceeds from shares issued................      $80,271      $203,642     $75,049      $126,127     $ 71,361     $137,992
  Proceeds from shares issued in
    acquisition..............................           --           --           --           --       109,518           --
  Dividends reinvested.......................       32,040       22,920       38,125       22,134        66,891       45,915
  Cost of shares redeemed....................      (51,725)     (117,078)    (30,718)     (132,244)     (55,444)    (158,657)
                                                   -------      --------     -------      --------     --------     --------
  Change in net assets from Class I Share
    transactions.............................      $60,586      $109,484     $82,456      $16,017       192,326     $ 25,250
                                                   =======      ========     =======      ========     ========     ========
CLASS A SHARES:
  Proceeds from shares issued................      $19,149      $26,868      $12,532      $11,457      $  3,749     $  8,085
  Proceeds from shares issued in
    acquisition..............................           --           --           --           --        15,353           --
  Dividends reinvested.......................        5,070        6,201        1,021        1,150         4,047        4,444
  Cost of shares redeemed....................      (12,232)     (10,432)      (9,344)     (13,864)       (7,215)      (9,149)
                                                   -------      --------     -------      --------     --------     --------
  Change in net assets from Class A Share
    transactions.............................      $11,987      $22,637      $ 4,209      $(1,257)     $ 15,934     $  3,380
                                                   =======      ========     =======      ========     ========     ========
CLASS B SHARES:
  Proceeds from shares issued................      $ 7,423      $12,570      $ 2,750      $ 7,652      $  4,353     $  7,198
  Proceeds from shares issued in
    acquisition..............................           --           --           --           --        12,072           --
  Dividends reinvested.......................        1,731        1,480        1,111          765         4,261        3,721
  Cost of shares redeemed....................       (1,942)      (1,805)      (1,929)      (2,065)       (3,345)      (3,099)
                                                   -------      --------     -------      --------     --------     --------
  Change in net assets from Class B Share
    transactions.............................      $ 7,212      $12,245      $ 1,932      $ 6,352      $ 17,341     $  7,820
                                                   =======      ========     =======      ========     ========     ========
CLASS C SHARES:
  Proceeds from shares issued................      $ 2,026      $ 1,212
  Dividends reinvested.......................          106           --(a)
  Cost of shares redeemed....................         (565)          (3)
                                                   -------      --------
  Change in net assets from Class C Share
    transactions.............................      $ 1,567      $ 1,209
                                                   =======      ========
SHARE TRANSACTIONS:

CLASS I SHARES:
  Issued.....................................        6,554       16,681        4,961        8,011         5,388        8,280
  Issued in acquisition......................           --           --           --           --         7,937           --
  Reinvested.................................        2,645        1,984        2,543        1,462         4,928        2,926
  Redeemed...................................       (4,091)      (9,458)      (1,980)      (8,381)       (4,034)      (9,567)
                                                   -------      --------     -------      --------     --------     --------
  Change in Class I Shares...................        5,108        9,207        5,524        1,092        14,219        1,639
                                                   =======      ========     =======      ========     ========     ========
CLASS A SHARES:
  Issued.....................................        1,553        2,167          812          712           289          481
  Issued in acquisition......................           --           --           --           --         1,109           --
  Reinvested.................................          418          531           67           75           296          277
  Redeemed...................................       (1,034)        (847)        (607)        (849)         (536)        (544)
                                                   -------      --------     -------      --------     --------     --------
  Change in Class A Shares...................          937        1,851          272          (62)        1,158          214
                                                   =======      ========     =======      ========     ========     ========
CLASS B SHARES:
  Issued.....................................          597        1,005          178          475           177          428
  Issued in acquisition......................           --           --           --           --           877           --
  Reinvested.................................          143          127           73           49           314          232
  Redeemed...................................         (159)        (147)        (126)        (127)         (250)        (185)
                                                   -------      --------     -------      --------     --------     --------
  Change in Class B Shares...................          581          985          125          397         1,118          475
                                                   =======      ========     =======      ========     ========     ========
CLASS C SHARES:
  Issued.....................................          162           92
  Reinvested.................................            9           --(a)
  Redeemed...................................          (47)          --(a)
                                                   -------      --------
  Change in Class C Shares...................          124           92
                                                   =======      ========

---------------

(a) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                                  LARGE COMPANY GROWTH      GROWTH OPPORTUNITIES      SMALL CAPITALIZATION
                                                          FUND                      FUND                      FUND
                                                 -----------------------   -----------------------   -----------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                 DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                     1998         1998         1998         1998         1998         1998
                                                 ------------   --------   ------------   --------   ------------   --------
                                                 (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:

CLASS I SHARES:
  Proceeds from shares issued................      $ 90,617     $181,645     $103,577     $203,143     $ 16,821     $ 50,388
  Proceeds from shares issued in
    conversion...............................            --      81,659            --      57,769            --           --
  Proceeds from shares issued in
    acquisition..............................            --          --        33,494          --         2,300           --
  Dividends reinvested.......................       117,120      75,483        60,220      49,055         9,999        7,886
  Cost of shares redeemed....................       (70,680)    (208,952)     (69,608)    (189,297)     (12,808)     (30,812)
                                                   --------     --------     --------     --------     --------     --------
  Change in net assets from Class I Share
    transactions.............................      $137,057     $129,835     $127,683     $120,670     $ 16,312     $ 27,462
                                                   ========     ========     ========     ========     ========     ========
CLASS A SHARES:
  Proceeds from shares issued................      $ 57,275     $57,440      $ 32,806     $56,011      $  2,622     $  4,568
  Proceeds from shares issued in
    acquisition..............................            --          --         2,987          --           898           --
  Dividends reinvested.......................        20,453      20,287        12,999       7,158         2,086        1,888
  Cost of shares redeemed....................       (29,920)    (33,812)      (23,518)    (19,911)       (3,776)      (3,978)
                                                   --------     --------     --------     --------     --------     --------
  Change in net assets from Class A Share
    transactions.............................      $ 47,808     $43,915      $ 25,274     $43,258      $  1,830     $  2,478
                                                   ========     ========     ========     ========     ========     ========
CLASS B SHARES:
  Proceeds from shares issued................      $ 71,537     $104,460     $ 15,894     $44,814      $  2,223     $  4,606
  Proceeds from shares issued in
    acquisition..............................            --          --         2,136          --           471           --
  Dividends reinvested.......................        31,112      24,050        12,547       7,071           923          521
  Cost of shares redeemed....................       (19,367)    (16,913)       (8,375)     (6,203)         (872)        (703)
                                                   --------     --------     --------     --------     --------     --------
  Change in net assets from Class B Share
    transactions.............................      $ 83,282     $111,597     $ 22,202     $45,682      $  2,745     $  4,424
                                                   ========     ========     ========     ========     ========     ========
CLASS C SHARES:
  Proceeds from shares issued................      $  1,190     $   432      $  2,652     $ 1,070      $     53     $     93
  Dividends reinvested.......................            70           3           278          --(a)          6           --(a)
  Cost of shares redeemed....................           (48)         --          (222)         (6)          (46)          --
                                                   --------     --------     --------     --------     --------     --------
  Change in net assets from Class C Share
    transactions.............................      $  1,212     $   435      $  2,708     $ 1,064      $     13     $     93
                                                   ========     ========     ========     ========     ========     ========
SHARE TRANSACTIONS:

CLASS I SHARES:
  Issued.....................................         4,381       9,422         5,430       9,733         1,923        4,210
  Issued in conversion.......................            --       4,595            --       3,113            --           --
  Issued in acquisition......................            --          --         1,696          --           235           --
  Reinvested.................................         5,881       4,107         3,104       2,574         1,059          724
  Redeemed...................................        (3,324)    (10,404)       (3,502)     (8,883)       (1,361)      (2,551)
                                                   --------     --------     --------     --------     --------     --------
  Change in Class I Shares...................         6,938       7,720         6,728       6,537         1,856        2,383
                                                   ========     ========     ========     ========     ========     ========
CLASS A SHARES:
  Issued.....................................         2,612       2,777         1,623       2,614           275          374
  Issued in acquisition......................            --          --           152          --            92           --
  Reinvested.................................           983       1,060           663         365           222          173
  Redeemed...................................        (1,401)     (1,625)       (1,263)       (940)         (431)        (329)
                                                   --------     --------     --------     --------     --------     --------
  Change in Class A Shares...................         2,194       2,212         1,175       2,039           158          218
                                                   ========     ========     ========     ========     ========     ========
CLASS B SHARES:
  Issued.....................................         3,346       5,151           841       2,183           239          384
  Issued in acquisition......................            --          --           114          --            49           --
  Reinvested.................................         1,539       1,283           671         375           100           49
  Redeemed...................................          (938)       (836)         (465)       (304)          (98)         (59)
                                                   --------     --------     --------     --------     --------     --------
  Change in Class B Shares...................         3,947       5,598         1,161       2,254           290          374
                                                   ========     ========     ========     ========     ========     ========
CLASS C SHARES:
  Issued.....................................            55          22           132          48             6            7
  Reinvested.................................             3          --(a)         14          --(a)         --(a)        --(a)
  Redeemed...................................            (2)         --           (11)         --(a)         (4)          --
                                                   --------     --------     --------     --------     --------     --------
  Change in Class C Shares...................            56          22           135          48             2            7
                                                   ========     ========     ========     ========     ========     ========

---------------

(a) Amount is less than 1,000

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                                                  INTERNATIONAL EQUITY
                                                                       INDEX FUND
                                                                -------------------------
                                                                 SIX MONTHS
                                                                   ENDED       YEAR ENDED
                                                                DECEMBER 31,    JUNE 30,
                                                                    1998          1998
                                                                ------------   ----------
                                                                (UNAUDITED)
CAPITAL TRANSACTIONS:

CLASS I SHARES:
  Proceeds from shares issued...............................      $78,462       $172,750
  Proceeds from shares issued in acquisition................        1,093             --
  Dividends reinvested......................................        3,067          7,260
  Cost of shares redeemed...................................      (58,811)       (77,664)
                                                                  -------       --------
  Change in net assets from Class I Share transactions......      $23,811       $102,346
                                                                  =======       ========
CLASS A SHARES:
  Proceeds from shares issued...............................      $12,902       $ 23,709
  Proceeds from shares issued in acquisition................          305             --
  Dividends reinvested......................................        1,084            536
  Cost of shares redeemed...................................      (13,413)       (13,917)
                                                                  -------       --------
  Change in net assets from Class A Share transactions......      $   878       $ 10,328
                                                                  =======       ========
CLASS B SHARES:
  Proceeds from shares issued...............................      $ 2,033       $  4,365
  Proceeds from shares issued in acquisition................          268             --
  Dividends reinvested......................................          698            358
  Cost of shares redeemed...................................       (1,529)        (2,165)
                                                                  -------       --------
  Change in net assets from Class B Share transactions......      $ 1,470       $  2,558
                                                                  =======       ========
CLASS C SHARES:
  Proceeds from shares issued...............................      $   292       $    123
  Dividends reinvested......................................           17             --(a)
  Cost of shares redeemed...................................          (30)            (5)
                                                                  -------       --------
  Change in net assets from Class C Share transactions......      $   279       $    118
                                                                  =======       ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................        4,553         10,217
  Issued in acquisition.....................................           63             --
  Reinvested................................................          179            481
  Redeemed..................................................       (3,549)        (4,685)
                                                                  -------       --------
  Change in Class I Shares..................................        1,246          6,013
                                                                  =======       ========
CLASS A SHARES:
  Issued....................................................          759          1,376
  Issued in acquisition.....................................           17             --
  Reinvested................................................           63             34
  Redeemed..................................................         (808)          (816)
                                                                  -------       --------
  Change in Class A Shares..................................           31            594
                                                                  =======       ========
CLASS B SHARES:
  Issued....................................................          124            268
  Issued in acquisition.....................................           16             --
  Reinvested................................................           43             24
  Redeemed..................................................          (94)          (134)
                                                                  -------       --------
  Change in Class B Shares..................................           89            158
                                                                  =======       ========
CLASS C SHARES:
  Issued....................................................           17              7
  Reinvested................................................            1             --(a)
  Redeemed..................................................           (2)            --(a)
                                                                  -------       --------
  Change in Class C Shares..................................           16              7
                                                                  =======       ========

---------------
(a) Amount is less than 1,000

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average net assets of the Income Equity Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, and the Small Capitalization Fund; 0.65% of the average daily net assets of the Asset Allocation Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.30% of the average daily net assets of the Equity Index Fund.

   Independence International Associates, Inc. ("IIA"), an indirect subsidiary of John Hancock Mutual Life Insurance Company, manages the investment portfolio of the International Equity Index Fund subject to the supervision of the Advisor pursuant to a Sub-Advisory Agreement with the Advisor. For its services, IIA is paid a fee by the Advisor, computed daily and paid monthly, at the annual rate of 0.275% of average daily net assets up to $10 million, 0.225% of average daily net assets over $10 million up to $25 million, 0.195% of net assets over $25 million up to $50 million, 0.125% of the average daily net assets over $50 million up to $100 million and 0.060% of the average daily net assets over $100 million.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund, and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I Shares of each Fund are offered without distribution fees. For the six months ended December 31, 1998, the Distributor received $15,724,915 from commissions earned on sales of Class A Shares and redemptions of Class B Shares and Class C Shares, of which, the Distributor re-allowed $15,270,713 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1998, fees in the following amounts were waived (amounts in thousands):

                                                               INVESTMENT                       12B-1 FEES
                                                              ADVISORY FEES   ADMINISTRATION      WAIVED
                                                                 WAIVED         FEES WAIVED      CLASS A
                                                              -------------   ---------------   ----------
   Asset Allocation Fund....................................     $  174            $ 23            $ 28
   Income Equity Fund.......................................         --              --              57
   Equity Index Fund........................................      1,070             297             119
   Value Growth Fund........................................         --              --              41
   Large Company Value Fund.................................         --              --               8
   Disciplined Value Fund...................................         --              --              19
   Large Company Growth Fund................................         --              --             105
   Growth Opportunities Fund................................         --              --              51
   Small Capitalization Fund................................         --              13               9
   International Equity Index Fund..........................         --              --              12

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the six months ended December 31, 1998 were as follows (amounts in thousands):

                                                       PURCHASES     SALES
                                                       ---------    --------
Asset Allocation Fund................................  $230,238     $174,122
Income Equity Fund...................................    47,836       95,467
Equity Index Fund....................................    99,530       68,579
Value Growth Fund....................................   152,651      113,978
Large Company Value Fund.............................   142,546      103,566
Disciplined Value Fund...............................   296,080      317,285
Large Company Growth Fund............................   866,322      853,347
Growth Opportunities Fund............................   556,900      567,570
Small Capitalization Fund............................    72,258       66,547
International Equity Index Fund......................   131,646      124,390

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as options, futures, indexed securities and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities.

   The following is a summary of option activity for the six months ended December 31, 1998 by the Funds (amounts in thousands):

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

                                                                        LARGE COMPANY VALUE FUND
                                                                       --------------------------
                                                                       SHARES SUBJECT
                                                                        TO CONTRACT      PREMIUMS
                                                                       --------------    --------
         COVERED CALL OPTIONS
         Balance at beginning of period..............................        100          $  97
         Options written.............................................        495            578
         Options closed..............................................         --             --
         Options expired.............................................       (450)          (480)
         Options exercised...........................................       (145)          (195)
                                                                            ----          -----
         Options outstanding at end of period........................         --          $  --
                                                                            ====          =====

                                                                       LARGE COMPANY GROWTH FUND
                                                                       --------------------------
                                                                       SHARES SUBJECT
                                                                        TO CONTRACT      PREMIUMS
                                                                       --------------    --------
         PURCHASED CALL OPTIONS
         Balance at beginning period.................................         --          $   --
         Options Purchased...........................................      5,490           8,409
         Options Sold................................................       (290)         (2,099)
                                                                           -----          ------
         Options outstanding at end of period........................      5,200          $6,310
                                                                           =====          ======

                                                                       LARGE COMPANY GROWTH FUND
                                                                       --------------------------
                                                                       SHARES SUBJECT
                                                                        TO CONTRACT      PREMIUMS
                                                                       --------------    --------
         PURCHASED CALL OPTIONS
         Options outstanding at end of period consist of:
         Microsoft, $110, 7/20/99....................................        100          $3,500
         Texas Instruments, $60, 1/25/00.............................        100           3,150
         Waste Management, $55, 1/25/99..............................      5,000               3
                                                                           -----          ------
                                                                           5,200          $6,653
                                                                           =====          ======

7. CONCENTRATION OF CREDIT RISK:

   The International Equity Index Fund has a relatively large concentration of securities invested in companies domiciled in Japan. The Fund may be more susceptible to the political, social and economic events adversely affecting the Japanese companies than funds not so concentrated.

8. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                 NET ASSET
                                                                                   VALUE
                                                          SHARES   NET ASSETS    PER SHARE      UNREALIZED
                                                          ISSUED   CONVERTED       ISSUED      APPRECIATION
                                                          ------   ----------   ------------   ------------
   Income Equity Fund...................................   3,342    $70,389        $21.06        $23,821
   Large Company Growth Fund............................   4,595     81,659         17.77         33,084
   Growth Opportunities Fund............................   3,113     57,769         18.56         15,137

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

9. REORGANIZATIONS:

   The trust entered an agreement and plan of reorganization and liquidation ("the Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of The One Group in exchange for shares of the corresponding Fund of The One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of The Marquis Funds at a special Shareholder Meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except per share amounts):

                                                                                                AFTER
                                                                  BEFORE REORGANIZATION     REORGANIZATION
                                                                  ----------------------    --------------
                                                                  MARQUIS       ASSET           ASSET
                                                                  BALANCED    ALLOCATION      ALLOCATION
                                                                    FUND         FUND            FUND
                                                                  --------    ----------    --------------
         Shares.................................................    12,183       21,074          31,876
         Net Assets.............................................  $141,641     $276,845        $418,486
         Net asset value:
           Class I..............................................        --        13.11           13.11
           Class A..............................................     11.62        13.12           13.12
           Class B..............................................     11.69        13.17           13.17
         Unrealized appreciation................................    14,690       25,535          40,225

                                                                                                  AFTER
                                                                  BEFORE REORGANIZATION       REORGANIZATION
                                                               ---------------------------    --------------
                                                                 MARQUIS       DISCIPLINED     DISCIPLINED
                                                               VALUE EQUITY       VALUE           VALUE
                                                                   FUND           FUND             FUND
                                                               ------------    -----------    --------------
         Shares..............................................      10,265         46,635           56,558
         Net Assets..........................................    $136,943       $643,645         $780,588
         Net asset value:
           Class I...........................................          --          13.80            13.80
           Class A...........................................       13.34          13.84            13.84
           Class B...........................................       13.38          13.76            13.76
         Unrealized appreciation.............................      16,925         47,342           64,267

                                                                                                  AFTER
                                                                BEFORE REORGANIZATION         REORGANIZATION
                                                            ------------------------------    --------------
                                                               MARQUIS          GROWTH            GROWTH
                                                            GROWTH EQUITY    OPPORTUNITIES    OPPORTUNITIES
                                                                FUND             FUND              FUND
                                                            -------------    -------------    --------------
         Shares...........................................       2,556           50,864             52,826
         Net Assets.......................................     $38,617         $998,973         $1,037,590
         Net asset value:
           Class I........................................          --            19.76              19.76
           Class A........................................       15.11            19.59              19.59
           Class B........................................       14.96            18.71              18.71
         Unrealized appreciation..........................       7,181          133,789            140,970

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

                                                                                                      AFTER
                                                                BEFORE REORGANIZATION             REORGANIZATION
                                                        --------------------------------------    --------------
                                                              MARQUIS               SMALL             SMALL
                                                        SMALL CAPITALIZATION    CAPITALIZATION    CAPITALIZATION
                                                            EQUITY FUND              FUND              FUND
                                                        --------------------    --------------    --------------
         Shares.......................................            402                13,518            13,894
         Net Assets...................................         $3,669              $132,213          $135,882
         Net asset value:
           Class I....................................             --                  9.80              9.80
           Class A....................................           9.15                  9.77              9.77
           Class B....................................           9.04                  9.56              9.56
         Unrealized appreciation......................           (290)               13,114            12,824

                                                                   BEFORE REORGANIZATION             AFTER
                                                               ------------------------------    REORGANIZATION
                                                                  MARQUIS                        --------------
                                                               INTERNATIONAL    INTERNATIONAL    INTERNATIONAL
                                                                EQUITY FUND      EQUITY FUND      EQUITY FUND
                                                               -------------    -------------    --------------
         Shares..............................................         154            35,324           35,420
         Net Assets..........................................     $ 1,666          $615,179         $616,845
         Net asset value:
           Class I...........................................          --             17.43            17.43
           Class A...........................................       10.84             17.44            17.44
           Class B...........................................       10.75             16.79            16.79
         Unrealized appreciation.............................         (10)           77,441           77,431

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   ASSET ALLOCATION FUND
                                              ----------------------------------------------------------------
                                                                          CLASS I
                                              ----------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                      YEAR ENDED JUNE 30,
                                              DECEMBER 31,    ------------------------------------------------
                                                  1998          1998      1997      1996      1995      1994
                                              ------------    --------   -------   -------   -------   -------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......      $  13.80      $  12.98   $ 11.71   $ 10.73   $  9.64   $ 10.06
                                                --------      --------   -------   -------   -------   -------
Investment Activities:
  Net investment income...................          0.16          0.40      0.43      0.41      0.38      0.29
  Net realized and unrealized gains
    (losses) from investments.............          0.83          2.24      1.81      1.16      1.12     (0.38)
                                                --------      --------   -------   -------   -------   -------
    Total from Investment Activities......          0.99          2.64      2.24      1.57      1.50     (0.09)
                                                --------      --------   -------   -------   -------   -------
Distributions:
  Net investment income...................         (0.17)        (0.39)    (0.43)    (0.41)    (0.37)    (0.29)
  Net realized gains......................         (0.95)        (1.43)    (0.54)    (0.18)    (0.04)    (0.04)
                                                --------      --------   -------   -------   -------   -------
    Total Distributions...................         (1.12)        (1.82)    (0.97)    (0.59)    (0.41)    (0.33)
                                                --------      --------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD............      $  13.67      $  13.80   $ 12.98   $ 11.71   $ 10.73   $  9.64
                                                ========      ========   =======   =======   =======   =======
Total Return..............................          7.76%(a)     22.12%    20.16%    14.87%    16.06%    (1.01)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......      $246,492      $105,243   $94,971   $50,323   $37,658   $42,751
  Ratio of expenses to average net
    assets................................          0.85%(b)      0.85%     0.80%     0.94%     1.06%     1.06%
  Ratio of net investment income to
    average net assets....................          2.67%(b)      3.03%     3.55%     3.58%     3.72%     2.91%
  Ratio of expenses to average net
    assets*...............................          0.95%(b)      1.03%     1.00%     1.19%     1.31%     1.33%
  Ratio of net investment income to
    average net assets*...................          2.57%(b)      2.85%     3.35%     3.33%     3.47%     2.64%
  Portfolio turnover (c)..................         47.32%        46.04%    80.96%    73.38%   115.36%    56.55%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  ASSET ALLOCATION FUND
                                           -------------------------------------------------------------------
                                                                         CLASS A
                                           -------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                       YEAR ENDED JUNE 30,
                                           DECEMBER 31,   ----------------------------------------------------
                                               1998         1998       1997       1996       1995       1994
                                           ------------   --------   --------   --------   --------   --------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...      $ 13.81      $  13.00   $  11.72   $  10.74   $   9.65   $  10.06
                                             -------      --------   --------   --------   --------   --------
Investment Activities:
  Net investment income................         0.16          0.36       0.39       0.37       0.35       0.27
  Net realized and unrealized gains
    (losses) from investments..........         0.82          2.24       1.83       1.16       1.13      (0.38)
                                             -------      --------   --------   --------   --------   --------
    Total from Investment Activities...         0.98          2.60       2.22       1.53       1.48      (0.11)
                                             -------      --------   --------   --------   --------   --------
Distributions:
  Net investment income................        (0.16)        (0.36)     (0.40)     (0.37)     (0.34)     (0.26)
  In excess of net investment income...           --            --         --         --      (0.01)        --
  Net realized gains...................        (0.95)        (1.43)     (0.54)     (0.18)     (0.04)     (0.04)
                                             -------      --------   --------   --------   --------   --------
    Total Distributions................        (1.11)        (1.79)     (0.94)     (0.55)     (0.39)     (0.30)
                                             -------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........      $ 13.68      $  13.81   $  13.00   $  11.72   $  10.74   $   9.65
                                             =======      ========   ========   ========   ========   ========
Total Return (Excludes Sales Charge)...         7.61%(a)     21.71%     19.85%     14.48%     15.76%     (1.19)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....      $63,202      $ 50,456   $ 31,379   $ 17,849   $  4,745   $  1,691
  Ratio of expenses to average net
    assets.............................         1.10%(b)      1.10%      1.05%      1.19%      1.31%      1.33%
  Ratio of net investment income to
    average net assets.................         2.40%(b)      2.77%      3.30%      3.33%      3.57%      2.68%
  Ratio of expenses to average net
    assets*............................         1.30%(b)      1.38%      1.34%      1.54%      1.66%      1.67%
  Ratio of net investment income to
    average net assets*................         2.20%(b)      2.49%      3.01%      2.98%      3.22%      2.34%
  Portfolio turnover (c)...............        47.32%        46.04%     80.96%     73.38%    115.36%     56.55%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   ASSET ALLOCATION FUND
                                             ------------------------------------------------------------------
                                                                          CLASS B
                                             ------------------------------------------------------------------
                                              SIX MONTHS                                            JANUARY 14,
                                                ENDED                YEAR ENDED JUNE 30,              1994 TO
                                             DECEMBER 31,   -------------------------------------    JUNE 30,
                                                 1998         1998      1997      1996      1995     1994 (a)
                                             ------------   --------   -------   -------   ------   -----------
                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....      $  13.87     $  13.04   $ 11.76   $ 10.76   $ 9.67     $10.37
                                               --------     --------   -------   -------   ------     ------
Investment Activities:
  Net investment income..................          0.11         0.26      0.30      0.28     0.27       0.08
  Net realized and unrealized gains
    (losses) from investments............          0.82         2.26      1.83      1.18     1.14      (0.70)
                                               --------     --------   -------   -------   ------     ------
    Total from Investment Activities.....          0.93         2.52      2.13      1.46     1.41      (0.62)
                                               --------     --------   -------   -------   ------     ------
Distributions:
  Net investment income..................         (0.11)       (0.26)    (0.31)    (0.28)   (0.27)     (0.08)
  In excess of net investment income.....            --           --        --        --    (0.01)        --
  Net realized gains.....................         (0.95)       (1.43)    (0.54)    (0.18)   (0.04)        --
                                               --------     --------   -------   -------   ------     ------
    Total Distributions..................         (1.06)       (1.69)    (0.85)    (0.46)   (0.32)     (0.08)
                                               --------     --------   -------   -------   ------     ------
NET ASSET VALUE, END OF PERIOD...........      $  13.74     $  13.87   $ 13.04   $ 11.76   $10.76     $ 9.67
                                               ========     ========   =======   =======   ======     ======
Total Return (Excludes Sales Charge).....          7.19%(b)    20.95%    18.90%    13.79%   14.90%     (5.98)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......      $159,552     $114,957   $43,900   $18,575   $3,019     $1,862
  Ratio of expenses to average net
    assets...............................          1.85%(c)     1.85%     1.81%     1.94%    2.07%      2.40%(c)
  Ratio of net investment income to
    average net assets...................          1.65%(c)     2.01%     2.54%     2.58%    2.77%      1.99%(c)
  Ratio of expenses to average net
    assets*..............................          1.95%(c)     2.03%     2.01%     2.19%    2.31%      2.40%(c)
  Ratio of net investment income to
    average net assets*..................          1.55%(c)     1.83%     2.34%     2.33%    2.52%      1.99%(c)
  Portfolio turnover (d).................         47.32%       46.04%    80.96%    73.38%  115.36%     56.55%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INCOME EQUITY FUND
                                           -------------------------------------------------------------------
                                                                     CLASS I SHARES
                                           -------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                       YEAR ENDED JUNE 30,
                                           DECEMBER 31,   ----------------------------------------------------
                                               1998         1998       1997       1996       1995       1994
                                           ------------   --------   --------   --------   --------   --------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...      $  24.07     $  21.93   $  17.65   $  15.13   $  13.22   $  13.21
                                             --------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income................          0.16         0.32       0.36       0.40       0.40       0.39
  Net realized and unrealized gains
    (losses) from investments..........          0.65         4.36       4.89       3.22       2.28       0.01
                                             --------     --------   --------   --------   --------   --------
    Total from Investment Activities...          0.81         4.68       5.25       3.62       2.68       0.40
                                             --------     --------   --------   --------   --------   --------
Distributions:
  Net investment income................         (0.16)       (0.31)     (0.36)     (0.40)     (0.40)     (0.39)
  Net realized gains...................         (1.68)       (2.23)     (0.61)     (0.70)     (0.37)        --
                                             --------     --------   --------   --------   --------   --------
    Total Distributions................         (1.84)       (2.54)     (0.97)     (1.10)     (0.77)     (0.39)
                                             --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........      $  23.04     $  24.07   $  21.93   $  17.65   $  15.13   $  13.22
                                             ========     ========   ========   ========   ========   ========
Total Return...........................          3.98%(a)    23.18%     30.90%     24.53%     21.04%      3.27%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....      $657,205     $691,878   $649,007   $321,827   $170,919   $198,787
  Ratio of expenses to average net
    assets.............................          0.99%(b)     1.00%      1.00%      0.98%      1.01%      0.98%
  Ratio of net investment income to
    average net assets.................          1.42%(b)     1.39%      1.91%      2.44%      2.85%      3.18%
  Ratio of expenses to average net
    assets*............................          0.99%(b)     1.00%      1.00%      1.01%      1.01%      1.05%
  Ratio of net investment income to
    average net assets*................          1.42%(b)     1.39%      1.91%      2.41%      2.85%      3.11%
  Portfolio turnover (c)...............          5.25%       14.64%     28.18%     14.92%      4.03%     22.69%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     INCOME EQUITY FUND
                                               ---------------------------------------------------------------
                                                                       CLASS A SHARES
                                               ---------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                     YEAR ENDED JUNE 30,
                                               DECEMBER 31,   ------------------------------------------------
                                                   1998         1998      1997      1996      1995      1994
                                               ------------   --------   -------   -------   -------   -------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......      $  24.04     $  21.90   $ 17.64   $ 15.11   $ 13.20   $ 13.20
                                                 --------     --------   -------   -------   -------   -------
Investment Activities:
  Net investment income....................          0.13         0.25      0.31      0.38      0.03      0.36
  Net realized and unrealized gains
    (losses) from investments..............          0.63         4.37      4.87      3.20      2.29        --
                                                 --------     --------   -------   -------   -------   -------
    Total from Investment Activities.......          0.76         4.62      5.18      3.58      2.32      0.36
                                                 --------     --------   -------   -------   -------   -------
Distributions:
  Net investment income....................         (0.13)       (0.25)    (0.31)    (0.35)    (0.03)    (0.34)
  In excess of net investment income.......            --           --        --        --     (0.01)    (0.02)
  Net realized gains.......................         (1.68)       (2.23)    (0.61)    (0.70)    (0.37)       --
                                                 --------     --------   -------   -------   -------   -------
    Total Distributions....................         (1.81)       (2.48)    (0.92)    (1.05)    (0.41)    (0.36)
                                                 --------     --------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.............      $  22.99     $  24.04   $ 21.90   $ 17.64   $ 15.11   $ 13.20
                                                 ========     ========   =======   =======   =======   =======
Total Return (Excludes Sales Charge).......          3.77%(a)    22.91%    30.39%    24.23%    20.79%     2.95%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........      $120,291     $117,682   $78,976   $44,284   $13,793   $12,054
  Ratio of expenses to average net
    assets.................................          1.24%(b)     1.25%     1.25%     1.23%     1.26%     1.23%
  Ratio of net investment income to average
    net assets.............................          1.17%(b)     1.15%     1.65%     2.19%     2.61%     3.01%
  Ratio of expenses to average net
    assets*................................          1.34%(b)     1.35%     1.34%     1.36%     1.36%     1.40%
  Ratio of net investment income to average
    net assets*............................          1.07%(b)     1.05%     1.56%     2.06%     2.51%     2.84%
  Portfolio turnover (c)...................          5.25%       14.64%    28.18%    14.92%     4.03%    22.69%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     INCOME EQUITY FUND
                                             ------------------------------------------------------------------
                                                                       CLASS B SHARES
                                             ------------------------------------------------------------------
                                              SIX MONTHS                                            JANUARY 14,
                                                ENDED                YEAR ENDED JUNE 30,              1994 TO
                                             DECEMBER 31,   -------------------------------------    JUNE 30,
                                                 1998         1998      1997      1996      1995     1994 (a)
                                             ------------   --------   -------   -------   ------   -----------
                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.....      $  24.08     $  21.95   $ 17.68   $ 15.14   $13.23     $13.83
                                               --------     --------   -------   -------   ------     ------
Investment Activities:
  Net investment income..................          0.04         0.26      0.17      0.24     0.26       0.11
  Net realized and unrealized gains
    (losses) from investments............          0.66         4.36      4.89      3.23     2.29      (0.60)
                                               --------     --------   -------   -------   ------     ------
    Total from Investment Activities.....          0.70         4.62      5.06      3.47     2.55      (0.49)
                                               --------     --------   -------   -------   ------     ------
Distributions:
  Net investment income..................         (0.05)       (0.26)    (0.18)    (0.23)   (0.25)     (0.11)
  In excess of net investment income.....            --           --        --        --    (0.02)        --
  Net realized gains.....................         (1.68)       (2.23)    (0.61)    (0.70)   (0.37)        --
                                               --------     --------   -------   -------   ------     ------
    Total Distributions..................         (1.73)       (2.49)    (0.79)    (0.93)   (0.64)     (0.11)
                                               --------     --------   -------   -------   ------     ------
NET ASSET VALUE, END OF PERIOD...........      $  23.05     $  24.08   $ 21.95   $ 17.68   $15.14     $13.23
                                               ========     ========   =======   =======   ======     ======
Total Return (Excludes Sales Charge).....          3.47%(b)    21.97%    29.48%    23.41%   19.91%     (3.37)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......      $179,697     $165,813   $79,518   $29,169   $3,468     $1,714
  Ratio of expenses to average net
    assets...............................          1.99%(c)     1.99%     2.00%     1.98%    2.01%      1.95%(c)
  Ratio of net investment income to
    average net assets...................          0.42%(c)     0.39%     0.89%     1.44%    1.88%      2.70%(c)
  Ratio of expenses to average net
    assets*..............................          1.99%(c)     1.99%     2.00%     2.01%    2.02%      1.95%(c)
  Ratio of net investment income to
    average net assets*..................          0.42%(c)     0.39%     0.89%     1.41%    1.87%      2.70%(c)
  Portfolio turnover (d).................          5.25%       14.64%    28.18%    14.92%    4.03%     22.69%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INCOME EQUITY FUND
                                                               --------------------------
                                                                     CLASS C SHARES
                                                               --------------------------
                                                                SIX MONTHS    NOVEMBER 4,
                                                                  ENDED         1997 TO
                                                               DECEMBER 31,    JUNE 30,
                                                                   1998        1998 (a)
                                                               ------------   -----------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $24.08        $21.40
                                                                  ------        ------
Investment Activities:
  Net investment income.....................................        0.04          0.06
  Net realized and unrealized gains (losses) from
     investments............................................        0.67          3.39
                                                                  ------        ------
     Total from Investment Activities.......................        0.71          3.45
                                                                  ------        ------
Distributions:
  Net investment income.....................................       (0.05)        (0.07)
  Net realized gains........................................       (1.68)        (0.70)
                                                                  ------        ------
     Total Distributions....................................       (1.73)        (0.77)
                                                                  ------        ------
NET ASSET VALUE, END OF PERIOD..............................      $23.06        $24.08
                                                                  ======        ======
Total Return (Excludes Sales Charge)........................        3.51%(a)     16.57%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $  857        $  795
  Ratio of expenses to average net assets...................        1.99%(b)      1.98%(c)
  Ratio of net investment income to average net assets......        0.42%(b)      0.38%(c)
  Portfolio turnover (d)....................................        5.25%        14.64%

------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    EQUITY INDEX FUND
                                           -------------------------------------------------------------------
                                                                     CLASS I SHARES
                                           -------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                       YEAR ENDED JUNE 30,
                                           DECEMBER 31,   ----------------------------------------------------
                                               1998         1998       1997       1996       1995       1994
                                           ------------   --------   --------   --------   --------   --------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...      $  27.16     $  21.80   $  16.66   $  14.03   $  11.59   $  11.92
                                             --------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income................          0.16         0.33       0.35       0.33       0.32       0.29
  Net realized and unrealized gains
    (losses) from investments..........          2.22         5.98       5.27       3.16       2.59      (0.20)
                                             --------     --------   --------   --------   --------   --------
    Total from Investment Activities...          2.38         6.31       5.62       3.49       2.91       0.09
                                             --------     --------   --------   --------   --------   --------
Distributions:
  Net investment income................         (0.16)       (0.32)     (0.33)     (0.33)     (0.29)     (0.29)
  In excess of net investment income...            --           --         --      (0.01)     (0.02)     (0.04)
  Net realized gains...................         (0.92)       (0.63)     (0.15)     (0.52)     (0.16)     (0.09)
                                             --------     --------   --------   --------   --------   --------
    Total Distributions................         (1.08)       (0.95)     (0.48)     (0.86)     (0.47)     (0.42)
                                             --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........      $  28.46     $  27.16   $  21.80   $  16.66   $  14.03   $  11.59
                                             ========     ========   ========   ========   ========   ========
Total Return...........................          9.18%(a)    29.73%     34.30%     25.47%     25.79%      0.63%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....      $679,193     $671,422   $480,819   $321,058   $234,895   $165,370
  Ratio of expenses to average net
    assets.............................          0.35%(b)     0.35%      0.30%      0.30%      0.33%      0.46%
  Ratio of net investment income to
    average net assets.................          1.22%(b)     1.37%      1.87%      2.18%      2.57%      2.44%
  Ratio of expenses to average net
    assets*............................          0.57%(b)     0.62%      0.61%      0.59%      0.66%      0.59%
  Ratio of net investment income to
    average net assets*................          1.00%(b)     1.10%      1.56%      1.89%      2.24%      2.31%
  Portfolio turnover (c)...............          5.62%        4.32%      5.81%      9.08%      2.71%     11.81%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       EQUITY INDEX FUND
                                                 -------------------------------------------------------------
                                                                        CLASS A SHARES
                                                 -------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                    YEAR ENDED JUNE 30,
                                                 DECEMBER 31,   ----------------------------------------------
                                                     1998         1998      1997      1996      1995     1994
                                                 ------------   --------   -------   -------   ------   ------
                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........      $  27.15     $  21.81   $ 16.67   $ 14.02   $11.59   $11.91
                                                   --------     --------   -------   -------   ------   ------
Investment Activities:
  Net investment income......................          0.13         0.26      0.29      0.27     0.29     0.28
  Net realized and unrealized gains (losses)
    from investments.........................          2.23         5.97      5.28      3.18     2.58    (0.20)
                                                   --------     --------   -------   -------   ------   ------
    Total from Investment Activities.........          2.36         6.23      5.57      3.45     2.87     0.08
                                                   --------     --------   -------   -------   ------   ------
Distributions:
  Net investment income......................         (0.13)       (0.26)    (0.28)    (0.27)   (0.28)   (0.27)
  In excess of net investment income.........            --           --        --     (0.01)      --    (0.04)
  Net realized gains.........................         (0.92)       (0.63)    (0.15)    (0.52)   (0.16)   (0.09)
                                                   --------     --------   -------   -------   ------   ------
    Total Distributions......................         (1.05)       (0.89)    (0.43)    (0.80)   (0.44)   (0.40)
                                                   --------     --------   -------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD...............      $  28.46     $  27.15   $ 21.81   $ 16.67   $14.02   $11.59
                                                   ========     ========   =======   =======   ======   ======
Total Return (Excludes Sales Charge).........          9.08%(a)    29.33%    33.94%    25.16%   25.43%    0.56%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........      $271,889     $218,518   $98,338   $32,186   $3,003   $1,416
  Ratio of expenses to average net assets....          0.60%(b)     0.60%     0.55%     0.55%    0.56%    0.62%
  Ratio of net investment income to average
    net assets...............................          0.98%(b)     1.11%     1.59%     1.93%    2.38%    2.37%
  Ratio of expenses to average net assets*...          0.92%(b)     0.96%     0.95%     0.94%    1.01%    0.94%
  Ratio of net investment income to average
    net assets*..............................          0.66%(b)     0.75%     1.19%     1.54%    1.94%    2.05%
  Portfolio turnover (c).....................          5.62%        4.32%     5.81%     9.08%    2.71%   11.81%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  EQUITY INDEX FUND
                                        ----------------------------------------------------------------------
                                                                    CLASS B SHARES
                                        ----------------------------------------------------------------------
                                         SIX MONTHS                                                JANUARY 14,
                                           ENDED                  YEAR ENDED JUNE 30,                1994 TO
                                        DECEMBER 31,   -----------------------------------------    JUNE 30,
                                            1998         1998       1997       1996       1995      1994 (a)
                                        ------------   --------   --------   --------   --------   -----------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................      $  27.13     $  21.80   $  16.68   $  14.05   $  11.61    $  12.39
                                          --------     --------   --------   --------   --------    --------
Investment Activities:
  Net investment income.............          0.03         0.10       0.16       0.16       0.18        0.09
  Net realized and unrealized gains
    (losses) from investments.......          2.22         5.97       5.27       3.16       2.61       (0.78)
                                          --------     --------   --------   --------   --------    --------
    Total from Investment
       Activities...................          2.25         6.07       5.43       3.32       2.79       (0.69)
                                          --------     --------   --------   --------   --------    --------
Distributions:
  Net investment income.............         (0.03)       (0.11)     (0.16)     (0.16)     (0.19)      (0.09)
  In excess of net investment
    income..........................            --           --         --      (0.01)        --          --
  Net realized gains................         (0.92)       (0.63)     (0.15)     (0.52)     (0.16)         --
                                          --------     --------   --------   --------   --------    --------
    Total Distributions.............         (0.95)       (0.74)     (0.31)     (0.69)     (0.35)      (0.09)
                                          --------     --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD......      $  28.43     $  27.13   $  21.80   $  16.68   $  14.05    $  11.61
                                          ========     ========   ========   ========   ========    ========
Total Return (Excludes Sales
  Charge)...........................          8.65%(b)    28.47%     32.93%     24.05%     24.58%      (5.57)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................      $412,392     $351,624   $168,699   $ 38,538   $  1,408    $    248
  Ratio of expenses to average net
    assets..........................          1.35%(c)     1.35%      1.30%      1.30%      1.34%       1.10%(c)
  Ratio of net investment income to
    average net assets..............          0.23%(c)     0.36%      0.83%      1.18%      1.60%       2.08%(c)
  Ratio of expenses to average net
    assets*.........................          1.57%(c)     1.61%      1.61%      1.59%      1.67%       1.15%(c)
  Ratio of net investment income to
    average net assets*.............          0.01%(c)     0.10%      0.52%      0.89%      1.27%       2.03%(c)
  Portfolio turnover (d)............          5.62%        4.32%      5.81%      9.08%      2.71%      11.81%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   EQUITY INDEX FUND
                                                               --------------------------
                                                                     CLASS C SHARES
                                                               --------------------------
                                                                SIX MONTHS    NOVEMBER 4,
                                                                  ENDED         1997 TO
                                                               DECEMBER 31,    JUNE 30,
                                                                   1998        1998 (a)
                                                               ------------   -----------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 27.14        $22.60
                                                                 -------        ------
Investment Activities:
  Net investment income.....................................        0.04          0.07
  Net realized and unrealized gains (losses) from
     investments............................................        2.25          4.67
                                                                 -------        ------
     Total from Investment Activities.......................        2.29          4.74
                                                                 -------        ------
Distributions:
  Net investment income.....................................       (0.05)        (0.08)
  Net realized gains........................................       (0.92)        (0.12)
                                                                 -------        ------
     Total Distributions....................................       (0.97)        (0.20)
                                                                 -------        ------
NET ASSET VALUE, END OF PERIOD..............................     $ 28.46        $27.14
                                                                 =======        ======
Total Return (Excludes Sales Charge)........................        8.79%(b)     21.07%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................     $18,614        $3,214
  Ratio of expenses to average net assets...................        1.35%(c)      1.35%(c)
  Ratio of net investment income to average net assets......        0.24%(c)      0.27%(c)
  Ratio of expenses to average net assets*..................        1.57%(c)      1.60%(c)
  Ratio of net investment income to average net assets*.....        0.02%(c)      0.02%(c)
  Portfolio turnover (d)....................................        5.62%         4.32%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        VALUE GROWTH FUND
                                                          ----------------------------------------------
                                                                          CLASS I SHARES
                                                          ----------------------------------------------
                                                           SIX MONTHS                          MARCH 26,
                                                             ENDED       YEAR ENDED JUNE 30,    1996 TO
                                                          DECEMBER 31,   -------------------   JUNE 30,
                                                              1998         1998       1997      1996(a)
                                                          ------------   --------   --------   ---------
                                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..................      $  13.51     $  11.51   $  10.39   $  10.00
                                                            --------     --------   --------   --------
Investment Activities:
  Net investment income...............................          0.03         0.08       0.11       0.03
  Net realized and unrealized gains (losses) from
    investments.......................................          1.12         3.36       2.85       0.39
                                                            --------     --------   --------   --------
    Total from Investment Activities..................          1.15         3.44       2.96       0.42
                                                            --------     --------   --------   --------
Distributions:
  Net investment income...............................         (0.03)       (0.08)     (0.11)     (0.03)
  Net realized gains..................................         (0.84)       (1.36)     (1.73)        --
                                                            --------     --------   --------   --------
    Total Distributions...............................         (0.87)       (1.44)     (1.84)     (0.03)
                                                            --------     --------   --------   --------
NET ASSET VALUE, END OF PERIOD........................      $  13.79     $  13.51   $  11.51   $  10.39
                                                            ========     ========   ========   ========
Total Return..........................................          9.41%(c)    32.26%     31.97%     10.49%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................      $713,445     $630,340   $430,837   $191,212
  Ratio of expenses to average net assets.............          0.97%(d)     0.98%      0.98%      0.95%(d)
  Ratio of net investment income to average net
    assets............................................          0.50%(d)     0.66%      1.06%      1.13%(d)
  Ratio of expenses to average net assets*............          0.97%(d)     0.98%      1.00%      1.04%(d)
  Ratio of net investment income to average net
    assets*...........................................          0.50%(d)     0.66%      1.04%      1.04%(d)
  Portfolio turnover (e)..............................         16.17%       62.37%    113.17%     65.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period from March 26, 1996 through June 30, 1996.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            VALUE GROWTH FUND
                                                 -----------------------------------------------------------------------
                                                                             CLASS A SHARES
                                                 -----------------------------------------------------------------------
                                                                                         SEVEN
                                                  SIX MONTHS                             MONTHS          YEAR ENDED
                                                    ENDED       YEAR ENDED JUNE 30,      ENDED          NOVEMBER 30,
                                                 DECEMBER 31,   -------------------     JUNE 30,     -------------------
                                                     1998         1998       1997       1996(a)        1995       1994
                                                 ------------   --------   --------   ------------   --------   --------
                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...........    $  13.50     $ 11.50    $ 10.39      $  11.15     $   9.00   $  10.02
                                                   --------     --------   --------     --------     --------   --------
Investment Activities:
  Net investment income........................        0.02        0.05       0.09          0.94         0.12       0.13
  Net realized and unrealized gains (losses)
    from investments...........................        1.11        3.36       2.83          0.08         2.44      (0.56)
                                                   --------     --------   --------     --------     --------   --------
    Total from Investment Activities...........        1.13        3.41       2.92          1.02         2.56      (0.43)
                                                   --------     --------   --------     --------     --------   --------
Distributions:
  Net investment income........................       (0.02)      (0.05)     (0.08)        (0.94)       (0.12)     (0.14)
  In excess of net investment income...........          --          --         --         (0.01)          --         --
  Net realized gains...........................       (0.84)      (1.36)     (1.73)        (0.83)       (0.29)     (0.45)
                                                   --------     --------   --------     --------     --------   --------
    Total Distributions........................       (0.86)      (1.41)     (1.81)        (1.78)       (0.41)     (0.59)
                                                   --------     --------   --------     --------     --------   --------
NET ASSET VALUE, END OF PERIOD.................    $  13.77     $ 13.50    $ 11.50      $  10.39     $  11.15   $    9.0
                                                   ========     ========   ========     ========     ========   ========
Total Return (Excludes Sales Charge)...........        9.22%(b)   31.96%     31.53%        10.40%(b)    29.57%     (4.32)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............    $ 95,007     $80,500    $47,306      $ 35,984     $217,978   $173,198
  Ratio of expenses to average net assets......        1.22%(c)    1.23%      1.23%         0.97%(c)     0.95%      0.96%
  Ratio of net investment income to average net
    assets.....................................        0.25%(c)    0.40%      0.83%         0.85%(c)     1.25%      1.34%
  Ratio of expenses to average net assets*.....        1.32%(c)    1.33%      1.34%         1.05%(c)     0.95%      0.96%
  Ratio of net investment income to average net
    assets*....................................        0.15%(c)    0.30%      0.72%         0.77%(c)     1.25%      1.34%
  Portfolio turnover (d).......................       16.17%      62.37%    113.17%        65.21%       77.00%     53.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.26 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  VALUE GROWTH FUND
                                  ---------------------------------------------------------------------------------
                                                                   CLASS B SHARES
                                  ---------------------------------------------------------------------------------
                                   SIX MONTHS                           SEVEN MONTHS        YEAR       SEPTEMBER 9,
                                     ENDED        YEAR ENDED JUNE 30,      ENDED           ENDED         1994 TO
                                  DECEMBER 31,    -------------------     JUNE 30,      NOVEMBER 30,   NOVEMBER 30,
                                      1998          1998       1997       1996(A)           1995         1994(b)
                                  ------------    --------   --------   ------------    ------------   ------------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD......................      $  13.40      $  11.47   $  10.39     $  11.16        $   9.01       $  9.85
                                    --------      --------   --------     --------        --------       -------
Investment Activities:
  Net investment income
    (loss)....................         (0.02)        (0.02)      0.01         0.91            0.05          0.02
  Net realized and unrealized
    gains (losses) from
    investments...............          1.09          3.31       2.82         0.07            2.46         (0.84)
                                    --------      --------   --------     --------        --------       -------
    Total from Investment
       Activities.............          1.07          3.29       2.83         0.98            2.51         (0.82)
                                    --------      --------   --------     --------        --------       -------
Distributions:
  Net investment income.......            --            --      (0.02)       (0.91)          (0.07)        (0.02)
  In excess of net investment
    income....................            --            --         --        (0.01)             --            --
  Net realized gains..........         (0.84)        (1.36)     (1.73)       (0.83)          (0.29)           --
                                    --------      --------   --------     --------        --------       -------
    Total Distributions.......         (0.84)        (1.36)     (1.75)       (1.75)          (0.36)        (0.02)
                                    --------      --------   --------     --------        --------       -------
NET ASSET VALUE, END OF
  PERIOD......................      $  13.63      $  13.40   $  11.47     $  10.39        $  11.16       $  9.01
                                    ========      ========   ========     ========        ========       =======
Total Return (Excludes Sales
  Charge).....................          8.82%(c)     30.89%     30.52%        9.96%(c)       28.74%        (8.31)%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................      $ 33,856      $ 25,501   $ 10,517     $  4,673        $  2,923       $   412
  Ratio of expenses to average
    net assets................          1.97%(d)      1.98%      1.98%        1.86%(d)        1.70%         1.71%(d)
  Ratio of net investment
    income to average net
    assets....................         (0.49)%(d)    (0.35)%     0.07%        0.13%(d)        0.38%         0.76%(d)
  Ratio of expenses to average
    net assets*...............          1.97%(d)      1.98%      2.00%        1.94%(d)        1.70%        1.71%(d)
  Ratio of net investment
    income to average net
    assets*...................         (0.49)%(d)    (0.35)%     0.05%        0.05%(d)        0.38%         0.76%(d)
  Portfolio turnover (e)......         16.17%        62.37%    113.17%       65.21%          77.00%        53.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.21 to $10.00 effective March 26, 1996.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     VALUE GROWTH FUND
                                                                ---------------------------
                                                                      CLASS C SHARES
                                                                ---------------------------
                                                                 SIX MONTHS     NOVEMBER 4,
                                                                   ENDED          1997 TO
                                                                DECEMBER 31,     JUNE 30,
                                                                    1998          1998(a)
                                                                ------------    -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $13.47         $11.76
                                                                   ------         ------
Investment Activities:
  Net investment income.....................................        (0.02)            --
  Net realized and unrealized gains (losses) from
    investments.............................................         1.10           2.35
                                                                   ------         ------
    Total from Investment Activities........................         1.08           2.35
                                                                   ------         ------
Distributions:
  Net investment income.....................................           --          (0.01)
  Net realized gains........................................        (0.84)         (0.63)
                                                                   ------         ------
    Total Distributions.....................................        (0.84)         (0.64)
                                                                   ------         ------
NET ASSET VALUE, END OF PERIOD..............................       $13.71         $13.47
                                                                   ======         ======
Total Return (Excludes Sales Charge)........................         8.85%(b)      20.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $2,966         $1,234
  Ratio of expenses to average net assets...................         1.97%(c)       1.99%(c)
  Ratio of net investment income to average net assets......        (0.48)%(c)     (0.43)%(c)
  Portfolio turnover (d)....................................        16.17%         62.37%

------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              LARGE COMPANY VALUE FUND
                                         -------------------------------------------------------------------
                                                                   CLASS I SHARES
                                         -------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                       YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ----------------------------------------------------
                                             1998         1998       1997       1996       1995       1994
                                         ------------   --------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...    $  16.70     $  14.79   $  12.83   $  12.87   $  11.34   $  11.64
                                           --------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income................        0.09         0.21       0.27       0.31       0.31       0.20
  Net realized and unrealized gains
    (losses) from investments..........        0.32         2.84       3.01       1.20       2.18      (0.01)
                                           --------     --------   --------   --------   --------   --------
    Total from Investment Activities...        0.41         3.05       3.28       1.51       2.49       0.19
                                           --------     --------   --------   --------   --------   --------
Distributions:
  Net investment income................       (0.09)       (0.21)     (0.26)     (0.31)     (0.32)     (0.19)
  Net realized gains...................       (1.05)       (0.93)     (1.06)     (1.24)     (0.64)     (0.30)
                                           --------     --------   --------   --------   --------   --------
    Total Distributions................       (1.14)       (1.14)     (1.32)     (1.55)     (0.96)     (0.49)
                                           --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........    $  15.97     $  16.70   $  14.79   $  12.83   $  12.87   $  11.34
                                           ========     ========   ========   ========   ========   ========
Total Return...........................        2.96%(a)    21.46%     27.10%     12.71%     23.42%     (1.59)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....    $846,362     $792,649   $686,156   $584,527   $365,376   $169,127
  Ratio of expenses to average net
    assets.............................        0.95%(b)     0.95%      0.97%      0.97%      1.00%      0.95%
  Ratio of net investment income to
    average net assets.................        1.16%(b)     1.34%      1.99%      2.43%      2.74%      1.72%
  Ratio of expenses to average net
    assets*............................        0.95%(b)     0.95%      0.97%      0.98%      1.01%      1.02%
  Ratio of net investment income to
    average net assets*................        1.16%(b)     1.34%      1.99%      2.42%      2.73%      1.65%
  Portfolio turnover (c)...............       13.51%       47.35%     77.05%    186.84%    203.13%    111.72%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        LARGE COMPANY VALUE FUND
                                                   -------------------------------------------------------------------
                                                                             CLASS A SHARES
                                                   -------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                       YEAR ENDED JUNE 30,
                                                   DECEMBER 31,   ----------------------------------------------------
                                                       1998         1998       1997       1996       1995       1994
                                                   ------------   --------   --------   --------   --------   --------
                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...........      $ 16.77      $  14.85   $  12.87   $  12.89   $  11.34   $  11.64
                                                     -------      --------   --------   --------   --------   --------
Investment Activities:
  Net investment income........................         0.07          0.18       0.23       0.27       0.28       0.17
  Net realized and unrealized gains (losses)
    from investments...........................         0.38          2.84       3.04       1.22       2.20      (0.01)
                                                     -------      --------   --------   --------   --------   --------
    Total from Investment Activities...........         0.45          3.02       3.27       1.49       2.48       0.16
                                                     -------      --------   --------   --------   --------   --------
Distributions:
  Net investment income........................        (0.07)        (0.17)     (0.23)     (0.27)     (0.27)     (0.16)
  In excess of net investment income...........           --            --         --         --      (0.02)        --
  Net realized gains...........................        (1.05)        (0.93)     (1.06)     (1.24)     (0.64)     (0.30)
                                                     -------      --------   --------   --------   --------   --------
    Total Distributions........................        (1.12)        (1.10)     (1.29)     (1.51)     (0.93)     (0.46)
                                                     -------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.................      $ 16.10      $  16.77   $  14.85   $  12.87   $  12.89   $  11.34
                                                     =======      ========   ========   ========   ========   ========
Total Return (Excludes Sales Charge)...........         3.20%(a)     21.14%     26.90%     12.40%     22.64%      1.35%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............      $19,444      $ 15,699   $ 14,832   $  9,380   $  3,481   $    698
  Ratio of expenses to average net assets......         1.20%(b)      1.20%      1.22%      1.22%      1.25%      1.20%
  Ratio of net investment income to average net
    assets.....................................         0.91%(b)      1.10%      1.72%      2.18%      2.52%      1.57%
  Ratio of expenses to average net assets*.....         1.30%(b)      1.30%      1.31%      1.33%      1.37%      1.37%
  Ratio of net investment income to average net
    assets*....................................         0.81%(b)      1.00%      1.63%      2.07%      2.41%      1.40%
  Portfolio turnover (c).......................        13.51%        47.35%     77.05%    186.84%    203.13%    111.72%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              LARGE COMPANY VALUE FUND
                                       -----------------------------------------------------------------------
                                                                   CLASS B SHARES
                                       -----------------------------------------------------------------------
                                        SIX MONTHS                                                 JANUARY 14,
                                          ENDED                   YEAR ENDED JUNE 30,                1994 TO
                                       DECEMBER 31,    -----------------------------------------    JUNE 30,
                                           1998          1998       1997       1996       1995        1994
                                       ------------    --------   --------   --------   --------   -----------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................      $ 16.84       $  14.95   $  12.98   $  12.96   $  11.41    $  11.87
                                         -------       --------   --------   --------   --------    --------
Investment Activities:
  Net investment income............         0.01           0.07       0.14       0.18       0.17        0.05
  Net realized and unrealized gains
     (losses) from investments.....         0.34           2.84       3.04       1.26       2.19       (0.46)
                                         -------       --------   --------   --------   --------    --------
     Total from Investment
       Activities..................         0.35           2.91       3.18       1.44       2.36       (0.41)
                                         -------       --------   --------   --------   --------    --------
Distributions:
  Net investment income............        (0.02)         (0.09)     (0.15)     (0.18)     (0.17)      (0.05)
  Net realized gains...............        (1.05)         (0.93)     (1.06)     (1.24)     (0.64)         --
                                         -------       --------   --------   --------   --------    --------
     Total Distributions...........        (1.07)         (1.02)     (1.21)     (1.42)     (0.81)      (0.05)
                                         -------       --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD.....      $ 16.12       $  16.84   $  14.95   $  12.98   $  12.96    $  11.41
                                         =======       ========   ========   ========   ========    ========
Total Return (Excludes Sales
  Charge)..........................         2.54%(b)      20.18%     25.86%     11.95%     22.28%        3.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
     (000).........................      $18,440       $ 17,154   $  9,288   $  4,135   $    861    $    182
  Ratio of expenses to average net
     assets........................         1.95%(c)       1.95%      1.97%      1.97%      2.00%       2.00%(c)
  Ratio of net investment income to
     average net assets............         0.16%(c)       0.33%      0.96%      1.43%      1.74%       1.06%(c)
  Ratio of expenses to average net
     assets*.......................         1.95%(c)       1.95%      1.97%      1.98%      2.01%       2.00%(c)
  Ratio of net investment income to
     average net assets*...........         0.16%(c)       0.33%      0.96%      1.42%      1.72%       1.06%(c)
  Portfolio turnover (d)...........        13.51%         47.35%     77.05%    186.84%    203.13%     111.72%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              DISCIPLINED VALUE FUND
                                       --------------------------------------------------------------------
                                                                  CLASS I SHARES
                                       --------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                        YEAR ENDED JUNE 30,
                                       DECEMBER 31,    ----------------------------------------------------
                                           1998          1998       1997       1996       1995       1994
                                       ------------    --------   --------   --------   --------   --------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................      $  16.90      $  15.65   $  14.69   $   13.2   $  11.90   $  12.76
                                         --------      --------   --------   --------   --------   --------
Investment Activities:
  Net investment income............          0.07          0.14       0.22       0.29       0.28       0.26
  Net realized and unrealized gains
     (losses) from investments.....         (0.23)         3.99       2.57       2.27       1.57       0.29
                                         --------      --------   --------   --------   --------   --------
     Total from Investment
       Activities..................         (0.16)         4.13       2.79       2.56       1.85       0.55
                                         --------      --------   --------   --------   --------   --------
Distributions:
  Net investment income............         (0.07)        (0.14)     (0.22)     (0.29)     (0.27)     (0.26)
  Net realized gains...............         (2.26)        (2.74)     (1.61)     (0.78)     (0.28)     (1.15)
                                         --------      --------   --------   --------   --------   --------
     Total Distributions...........         (2.33)        (2.88)     (1.83)     (1.07)     (0.55)     (1.41)
                                         --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....      $  14.41      $  16.90   $  15.65   $  14.69   $  13.20   $  11.90
                                         ========      ========   ========   ========   ========   ========
Total Return.......................          0.16%(a)     28.27%     20.56%     20.10%     16.03%      4.04%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
     (000).........................      $745,884      $634,672   $562,302   $522,474   $448,530   $418,238
  Ratio of expenses to average net
     assets........................          0.96%(b)      0.96%      0.98%      0.99%      1.00%      0.93%
  Ratio of net investment income to
     average net assets............          1.06%(b)      0.85%      1.52%      2.04%      2.21%      2.14%
  Ratio of expenses to average net
     assets*.......................          0.96%(b)      0.96%      0.98%      1.00%      1.10%      0.98%
  Ratio of net investment income to
     average net assets*...........          1.06%(b)      0.85%      1.52%      2.03%      2.11%      2.09%
  Portfolio turnover (c)...........         41.92%       106.41%     92.66%     90.55%    176.66%     56.33%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  DISCIPLINED VALUE FUND
                                           --------------------------------------------------------------------
                                                                      CLASS A SHARES
                                           --------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                        YEAR ENDED JUNE 30,
                                           DECEMBER 31,    ----------------------------------------------------
                                               1998          1998       1997       1996       1995       1994
                                           ------------    --------   --------   --------   --------   --------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...      $  16.93      $  15.68   $  14.72   $   13.2   $  11.91   $  12.75
                                             --------      --------   --------   --------   --------   --------
Investment Activities:
  Net investment income................          0.06          0.10       0.19       0.25       0.24       0.24
  Net realized and unrealized gains
     from investments..................         (0.22)         3.99       2.57       2.28       1.59       0.30
                                             --------      --------   --------   --------   --------   --------
     Total from Investment
       Activities......................         (0.16)         4.09       2.76       2.53       1.83       0.54
                                             --------      --------   --------   --------   --------   --------
Distributions:
  Net investment income................         (0.06)        (0.10)     (0.19)     (0.25)     (0.24)     (0.23)
  Net realized gains...................         (2.26)        (2.74)     (1.61)     (0.78)     (0.26)     (1.10)
  In excess of net realized gains......            --            --         --         --      (0.02)     (0.05)
                                             --------      --------   --------   --------   --------   --------
     Total Distributions...............         (2.32)        (2.84)     (1.80)     (1.03)     (0.52)     (1.38)
                                             --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........      $  14.45      $  16.93   $  15.68   $  14.72   $  13.22   $  11.91
                                             ========      ========   ========   ========   ========   ========
Total Return (Excludes Sales Charge)...          0.10%(a)     27.90%     20.21%     19.80%     15.43%      3.95%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....      $ 41,856      $ 29,443   $ 23,909   $ 20,838   $ 13,560   $ 10,448
  Ratio of expenses to average net
     assets............................          1.21%(b)      1.21%      1.23%      1.24%      1.26%      1.18%
  Ratio of net investment income to
     average net assets................          0.80%(b)      0.60%      1.26%      1.79%      1.99%      2.00%
  Ratio of expenses to average net
     assets*...........................          1.31%(b)      1.31%      1.31%      1.35%      1.36%      1.33%
  Ratio of net investment income to
     average net assets*...............          0.70%(b)      0.50%      1.18%      1.68%      1.89%      1.85%
  Portfolio turnover (c)...............         41.92%       106.41%     92.66%     90.55%    176.66%     56.33%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            DISCIPLINED VALUE FUND
                                   -------------------------------------------------------------------------
                                                                CLASS B SHARES
                                   -------------------------------------------------------------------------
                                    SIX MONTHS                                                   JANUARY 14,
                                      ENDED                   YEAR ENDED JUNE 30,                  1994 TO
                                   DECEMBER 31,   --------------------------------------------    JUNE 30,
                                       1998          1998         1997       1996       1995       1994(a)
                                   ------------   -----------   --------   --------   --------   -----------
                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................      $  16.85     $     15.64   $  14.69   $  13.19   $  11.90    $  12.60
                                     --------     -----------   --------   --------   --------    --------
INVESTMENT ACTIVITIES:
  Net investment income
     (loss)....................          0.02           (0.02)      0.08       0.15       0.15        0.07
  Net realized and unrealized
     gains (losses) from
     investments...............         (0.25)           3.98       2.55       2.27       1.58       (0.70)
                                     --------     -----------   --------   --------   --------    --------
     Total from Investment
       Activities..............         (0.23)           3.96       2.63       2.42       1.73       (0.63)
                                     --------     -----------   --------   --------   --------    --------
Distributions:
  Net investment income........         (0.01)          (0.01)     (0.07)     (0.14)     (0.15)      (0.06)
  In excess of net investment
     income                                --              --         --         --      (0.01)      (0.01)
  Net realized gains...........         (2.26)          (2.74)     (1.61)     (0.78)     (0.28)         --
                                     --------     -----------   --------   --------   --------    --------
     Total Distributions.......         (2.27)          (2.75)     (1.68)     (0.92)     (0.44)      (0.07)
                                     --------     -----------   --------   --------   --------    --------
NET ASSET VALUE, END OF
  PERIOD.......................      $  14.35     $     16.85   $  15.64   $  14.69   $  13.19    $  11.90
                                     ========     ===========   ========   ========   ========    ========
Total Return (Excludes Sales
  Charge)......................         (0.39)%(b)      26.97%     19.19%     18.93%     14.92%      (5.00)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
     (000).....................      $ 41,675     $    30,094   $ 20,499   $ 16,305   $ 11,222    $  5,356
  Ratio of expenses to average
     net assets................          1.96%(c)        1.96%      1.98%      1.99%      2.00%       1.96%(c)
  Ratio of net investment
     income to average net
     assets....................          0.06%(c)       (0.15)%     0.51%      1.04%      1.26%       1.80%(c)
  Ratio of expenses to average
     net
     assets*...................          1.96%(c)        1.96%      1.98%      2.00%      2.01%       1.96%(c)
  Ratio of net investment
     income to average net
     assets*...................          0.06%(c)       (0.15)%     0.51%      1.03%      1.25%       1.80%(c)
  Portfolio turnover (d).......         41.92%         106.41%     92.66%     90.55%    176.66%      56.33%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          LARGE COMPANY GROWTH FUND
                                   ------------------------------------------------------------------------
                                                                CLASS I SHARES
                                   ------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                          YEAR ENDED JUNE 30,
                                   DECEMBER 31,   ---------------------------------------------------------
                                       1998          1998          1997        1996       1995       1994
                                   ------------   ----------    ----------   --------   --------   --------
                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................     $    22.71    $    19.44    $    15.44   $  13.47   $  11.32   $  10.92
                                    ----------    ----------    ----------   --------   --------   --------
INVESTMENT ACTIVITIES:
  Net investment income........           0.01          0.04          0.12       0.18       0.20       0.20
  Net realized and unrealized
     gains from investments....           3.24          6.13          4.79       2.14       3.04       0.67
                                    ----------    ----------    ----------   --------   --------   --------
     Total from Investment
       Activities..............           3.25          6.17          4.91       2.32       3.24       0.87
                                    ----------    ----------    ----------   --------   --------   --------
Distributions:
  Net investment income........             --         (0.02)        (0.11)     (0.18)     (0.20)     (0.20)
  Net realized gains...........          (2.36)        (2.88)        (0.80)     (0.17)     (0.89)     (0.27)
                                    ----------    ----------    ----------   --------   --------   --------
     Total Distributions.......          (2.36)        (2.90)        (0.91)     (0.35)     (1.09)     (0.47)
                                    ----------    ----------    ----------   --------   --------   --------
NET ASSET VALUE, END OF
  PERIOD.......................     $    23.60    $    22.71    $    19.44   $  15.44   $  13.47   $  11.32
                                    ==========    ==========    ==========   ========   ========   ========
Total Return...................          16.22%(a)      35.75%      33.11%      17.36%     21.85%      8.04%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
     (000).....................     $1,733,613    $1,510,521    $1,142,864   $745,986   $531,595   $150,035
  Ratio of expenses to average
     net assets................           0.98%(b)       0.99%       0.99%       0.96%      1.00%      0.78%
  Ratio of net investment
     income to average net
     assets....................           0.08%(b)       0.21%       0.69%       1.20%      1.72%      1.87%
  Ratio of expenses to average
     net assets*...............           0.98%(b)       0.99%       0.99%       0.99%      1.00%      1.13%
  Ratio of net investment
     income to average net
     assets*...................           0.08%(b)       0.21%       0.69%       1.17%      1.72%      1.52%
  Portfolio turnover (c).......          42.58%       117.34%       57.17%      35.51%     14.22%      9.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              LARGE COMPANY GROWTH FUND
                                        ---------------------------------------------------------------------
                                                                   CLASS A SHARES
                                        ---------------------------------------------------------------------
                                         SIX MONTHS                                              FEBRUARY 22,
                                           ENDED                 YEAR ENDED JUNE 30,               1994 TO
                                        DECEMBER 31,   ---------------------------------------     JUNE 30,
                                            1998         1998       1997      1996      1995       1994(a)
                                        ------------   --------   --------   -------   -------   ------------
                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD............................      $  23.32     $  19.92   $  15.83   $ 13.83   $ 11.62      $11.78
                                          --------     --------   --------   -------   -------      ------
INVESTMENT ACTIVITIES:
  Net investment income (loss)......         (0.01)       (0.01)      0.08      0.14      0.17        0.04
  Net realized and unrealized gains
     (losses) from investments......          3.32         6.30       4.88      2.17      3.10       (0.16)
                                          --------     --------   --------   -------   -------      ------
     Total from Investment
       Activities...................          3.31         6.29       4.96      2.31      3.27       (0.12)
                                          --------     --------   --------   -------   -------      ------
Distributions:
  Net investment income.............            --           --      (0.07)    (0.14)    (0.16)      (0.04)
  In excess of net investment
     income.........................            --        (0.01)        --        --     (0.01)         --
  Net realized gains................         (2.36)       (2.88)     (0.80)    (0.17)    (0.89)         --
                                          --------     --------   --------   -------   -------      ------
     Total Distributions............         (2.36)       (2.89)     (0.87)    (0.31)    (1.06)      (0.04)
                                          --------     --------   --------   -------   -------      ------
NET ASSET VALUE, END OF PERIOD......      $  24.27     $   23.3   $  19.92   $ 15.83   $  13.8      $11.62
                                          ========     ========   ========   =======   =======      ======
Total Return (Excludes Sales
  Charge)...........................         16.04%(b)    35.43%     32.57%    16.85%    21.52%      (1.02)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
     (000)..........................      $260,368     $199,052   $125,910   $75,114   $27,428      $  368
  Ratio of expenses to average net
     assets.........................          1.23%(b)     1.24%      1.24%     1.21%     1.26%       1.25%(c)
  Ratio of net investment income to
     average net assets.............         (0.16)%(b)    (0.04)%     0.44%    0.95%     1.49%       1.78%(c)
  Ratio of expenses to average net
     assets*........................          1.33%(b)     1.34%      1.32%     1.34%     1.36%       1.35%(c)
  Ratio of net investment income to
     average net assets*............         (0.26)%(b)    (0.14)%     0.36%    0.82%     1.39%       1.68%(c)
  Portfolio turnover (d)............         42.58%      117.34%     57.17%    35.51%    14.22%       9.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            LARGE COMPANY GROWTH FUND
                                      ----------------------------------------------------------------------
                                                                  CLASS B SHARES
                                      ----------------------------------------------------------------------
                                       SIX MONTHS                                                JANUARY 14,
                                         ENDED                  YEAR ENDED JUNE 30,                1994 TO
                                      DECEMBER 31,   -----------------------------------------    JUNE 30,
                                          1998         1998       1997       1996       1995      1994 (a)
                                      ------------   --------   --------   --------   --------   -----------
                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............    $  22.73     $  19.61   $  15.63   $  13.63   $  11.47     $11.57
                                        --------     --------   --------   --------   --------     ------
Investment Activities:
  Net investment income (loss)......       (0.05)       (0.10)     (0.04)      0.05       0.09       0.03
  Net realized and unrealized gains
    (losses) from investments.......        3.18         6.10       4.82       2.17       3.06      (0.10)
                                        --------     --------   --------   --------   --------     ------
    Total from Investment
       Activities...................        3.13         6.00       4.78       2.22       3.15      (0.07)
                                        --------     --------   --------   --------   --------     ------
Distributions:
  Net investment income.............          --           --         --      (0.05)     (0.09)     (0.03)
  In excess of net investment
    income..........................          --           --         --         --      (0.01)        --
  Net realized gains................       (2.36)       (2.88)     (0.80)     (0.17)     (0.89)        --
                                        --------     --------   --------   --------   --------     ------
    Total Distributions.............       (2.36)       (2.88)     (0.80)     (0.22)     (0.99)     (0.03)
                                        --------     --------   --------   --------   --------     ------
NET ASSET VALUE, END OF PERIOD......    $  23.50     $  22.73   $  19.61   $  15.63   $  13.63     $11.47
                                        ========     ========   ========   ========   ========     ======
Total Return (Excludes Sales
  Charge)...........................       15.64%(b)    34.39%     31.74%     16.41%     20.65%     (0.66)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................    $382,753     $280,563   $132,268   $ 56,261   $  6,918     $  334
  Ratio of expenses to average net
    assets..........................        1.98%(c)     1.99%      2.00%      1.96%      2.01%      1.99%(c)
  Ratio of net investment income to
    average net assets..............       (0.91)%(c)    (0.80)%    (0.33)%     0.20%     0.74%      0.96%(c)
  Ratio of expenses to average net
    assets*.........................        1.98%(c)     1.99%      2.00%      1.99%      2.01%      1.99%(c)
  Ratio of net investment income to
    average net assets*.............       (0.91)%(c)    (0.80)%    (0.33)%     0.17%     0.74%      0.96%(c)
  Portfolio turnover (d)............       42.58%      117.34%     57.17%     35.51%     14.22%      9.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     LARGE COMPANY
                                                                      GROWTH FUND
                                                              ---------------------------
                                                                    CLASS C SHARES
                                                              ---------------------------
                                                               SIX MONTHS     NOVEMBER 4,
                                                                 ENDED          1997 TO
                                                              DECEMBER 31,     JUNE 30,
                                                                  1998         1998 (a)
                                                              ------------    -----------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $ 22.57         $ 18.98
                                                                -------         -------
Investment Activities:
  Net investment income (loss)..............................      (0.02)          (0.06)
  Net realized and unrealized gains from investments........       3.12            4.99
                                                                -------         -------
  Total from Investment Activities..........................       3.10            4.93
                                                                -------         -------
Distributions:
  Net investment income.....................................         --              --
  In excess of net investment income........................         --              --
  Net realized gains........................................      (2.36)          (1.34)
                                                                -------         -------
  Total Distributions.......................................      (2.36)          (1.34)
                                                                -------         -------
NET ASSET VALUE,
  END OF PERIOD.............................................    $ 23.31         $ 22.57
                                                                =======         =======
Total Return (Excludes Sales Charge)........................      15.62%(b)       27.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $ 1,834         $   492
  Ratio of expenses to average net assets...................       1.98%(c)        1.98%(c)
  Ratio of net investment income to average net assets......      (0.95)%(c)      (0.87)%(c)
  Portfolio turnover (d)....................................      42.58%         117.34%

------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               GROWTH OPPORTUNITIES FUND
                                          --------------------------------------------------------------------
                                                                     CLASS I SHARES
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                        YEAR ENDED JUNE 30,
                                          DECEMBER 31,    ----------------------------------------------------
                                              1998          1998       1997       1996       1995       1994
                                          ------------    --------   --------   --------   --------   --------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..     $    22.51     $  19.46   $  18.81   $  18.40   $  15.96   $  16.96
                                           ----------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income (loss)........          (0.04)       (0.07)      0.25       0.20       0.06       0.07
  Net realized and unrealized gains
    (losses) from investments.........           3.62         5.70       3.59       3.83       2.98      (0.05)
                                           ----------     --------   --------   --------   --------   --------
    Total from Investment
       Activities.....................           3.58         5.63       3.84       4.03       3.04       0.02
                                           ----------     --------   --------   --------   --------   --------
Distributions:
  Net investment income...............             --           --      (0.25)     (0.20)     (0.06)     (0.07)
  In excess of net investment
    income............................             --           --      (0.02)        --         --         --
  Net realized gains..................          (2.70)       (2.58)     (2.92)     (3.42)     (0.54)     (0.95)
                                           ----------     --------   --------   --------   --------   --------
    Total Distributions...............          (2.70)       (2.58)     (3.19)     (3.62)     (0.60)     (1.02)
                                           ----------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD........     $    23.39     $  22.51   $  19.46   $  18.81   $  18.40   $  15.96
                                           ==========     ========   ========   ========   ========   ========
Total Return..........................          18.61%(a)    31.11%     22.75%     24.63%     19.75%     (0.16)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...     $1,059,664     $868,901   $623,911   $532,525   $413,518   $389,567
  Ratio of expenses to average net
    assets............................           0.99%(b)     1.00%      0.99%      1.00%      0.98%      0.98%
  Ratio of net investment income to
    average net assets................          (0.35)%(b)    (0.36)%     1.32%     1.15%      0.38%      0.42%
  Ratio of expenses to average net
    assets*...........................           0.99%(b)     1.00%      0.99%      1.01%      0.98%      1.03%
  Ratio of net investment income to
    average net assets*...............          (0.35)%(b)    (0.36)%     1.32%     1.14%      0.38%      0.37%
  Portfolio turnover (c)..............          54.14%      158.43%    301.35%    435.30%    132.63%     70.67%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               GROWTH OPPORTUNITIES FUND
                                          --------------------------------------------------------------------
                                                                     CLASS A SHARES
                                          --------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                        YEAR ENDED JUNE 30,
                                          DECEMBER 31,    ----------------------------------------------------
                                              1998          1998       1997       1996       1995       1994
                                          ------------    --------   --------   --------   --------   --------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..     $    22.36     $  19.37   $  18.76   $  18.36   $  15.93   $  16.96
                                           ----------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income (loss)........          (0.05)       (0.08)      0.21       0.17       0.02       0.04
  Net realized and unrealized gains
    (losses) from investments.........           3.54         5.65       3.58       3.80       2.98      (0.08)
                                           ----------     --------   --------   --------   --------   --------
    Total from Investment
       Activities.....................           3.49         5.57       3.79       3.97       3.00      (0.04)
                                           ----------     --------   --------   --------   --------   --------
Distributions:
  Net investment income...............             --           --      (0.24)     (0.15)     (0.01)     (0.03)
  In excess of net investment
    income............................             --           --      (0.02)        --      (0.02)     (0.01)
  Net realized gains..................          (2.70)       (2.58)     (2.92)     (3.42)     (0.54)     (0.95)
                                           ----------     --------   --------   --------   --------   --------
    Total Distributions...............          (2.70)       (2.58)     (3.18)     (3.57)     (0.57)     (0.99)
                                           ----------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD........     $    23.15     $  22.36   $  19.37   $  18.76   $  18.36   $  15.93
                                           ==========     ========   ========   ========   ========   ========
Total Return (Excludes Sales
  Charge).............................          18.31%(a)    30.95%     22.52%     24.32%     19.50%     (0.52)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...     $  126,168     $ 95,647   $ 43,370   $ 28,052   $ 11,178   $  8,097
  Ratio of expenses to average net
    assets............................           1.24%(b)     1.25%      1.25%      1.25%      1.23%      1.22%
  Ratio of net investment income to
    average net assets................          (0.60)%(b)    (0.60)%     0.92%     0.90%      0.12%      0.27%
  Ratio of expenses to average net
    assets*...........................           1.34%(b)     1.35%      1.34%      1.36%      1.33%      1.38%
  Ratio of net investment income to
    average net assets*...............          (0.70)%(b)    (0.70)%     0.83%     0.79%      0.02%      0.11%
  Portfolio turnover (c)..............          54.14%      158.43%    301.35%    435.30%    132.63%     70.67%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              GROWTH OPPORTUNITIES FUND
                                          ------------------------------------------------------------------
                                                                    CLASS B SHARES
                                          ------------------------------------------------------------------
                                           SIX MONTHS                                            JANUARY 14,
                                             ENDED                YEAR ENDED JUNE 30,              1994 TO
                                          DECEMBER 31,    ------------------------------------    JUNE 30,
                                              1998         1998      1997      1996      1995      1994(a)
                                          ------------    -------   -------   -------   ------   -----------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................      $  21.44      $ 18.82   $ 18.43   $ 18.14   $15.85     $17.44
                                            --------      -------   -------   -------   ------     ------
Investment Activities:
  Net investment income (loss)........         (0.08)       (0.15)     0.11      0.09    (0.07)     (0.02)
  Net realized and unrealized gains
    (losses) from investments.........          3.32         5.35      3.44      3.69     2.90      (1.56)
                                            --------      -------   -------   -------   ------     ------
    Total from Investment
       Activities.....................          3.24         5.20      3.55      3.78     2.83      (1.58)
                                            --------      -------   -------   -------   ------     ------
Distributions:
  Net investment income...............            --           --     (0.22)    (0.07)      --      (0.01)
  In excess of net investment
    income............................            --           --     (0.02)       --       --         --
  Net realized gains..................         (2.70)       (2.58)    (2.92)    (3.42)   (0.54)        --
                                            --------      -------   -------   -------   ------     ------
    Total Distributions...............         (2.70)       (2.58)    (3.16)    (3.49)   (0.54)     (0.01)
                                            --------      -------   -------   -------   ------     ------
NET ASSET VALUE, END OF PERIOD........      $  21.98      $ 21.44   $ 18.82   $ 18.43   $18.14     $15.85
                                            ========      =======   =======   =======   ======     ======
Total Return (Excludes Sales
  Charge).............................         17.90%(b)    29.79%    21.73%    23.53%   18.47%     (9.07)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...      $118,665      $90,930   $37,409   $12,910   $2,787     $1,131
  Ratio of expenses to average net
    assets............................          1.99%(c)     2.00%     2.00%     2.00%    1.98%      2.12%(c)
  Ratio of net investment income to
    average net assets................         (1.35)%(c)   (1.35)%    0.01%     0.15%   (0.63)%    (0.55)%(c)
  Ratio of expenses to average net
    assets*...........................          1.99%(c)     2.00%     2.00%     2.01%    1.98%      2.12%(c)
  Ratio of net investment income to
    average net assets*...............         (1.35)%(c)   (1.35)%    0.01%     0.14%   (0.63)%    (0.55)%(c)
  Portfolio turnover (d)..............         54.14%      158.43%   301.35%   435.30%  132.63%     70.67%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 GROWTH OPPORTUNITIES FUND
                                                                ---------------------------
                                                                      CLASS C SHARES
                                                                ---------------------------
                                                                 SIX MONTHS     NOVEMBER 4,
                                                                   ENDED          1997 TO
                                                                DECEMBER 31,     JUNE 30,
                                                                    1998          1998(a)
                                                                ------------    -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $22.42         $21.47
                                                                   ------         ------
Investment Activities:
  Net investment income (loss)..............................        (0.11)         (0.04)
  Net realized and unrealized gains from investments........         3.64           2.77
                                                                   ------         ------
    Total from Investment Activities........................         3.53           2.73
                                                                   ------         ------
Distributions:
  Net realized gains........................................        (2.70)         (1.78)
                                                                   ------         ------
    Total Distributions.....................................        (2.70)         (1.78)
                                                                   ------         ------
NET ASSET VALUE, END OF PERIOD..............................       $23.25         $22.42
                                                                   ======         ======
Total Return (Excludes Sales Charge)........................        18.44%(b)         14.27%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $4,267         $1,088
  Ratio of expenses to average net assets...................         2.00%(c)          2.01%(c)
  Ratio of net investment income to average net assets......        (1.31)%(c)        (1.31)%(c)
  Portfolio turnover (d)....................................        54.14%        158.43%

------------

(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               SMALL CAPITALIZATION FUND
                                                    -----------------------------------------------
                                                                    CLASS I SHARES
                                                    -----------------------------------------------
                                                     SIX MONTHS                           MARCH 26,
                                                       ENDED        YEAR ENDED JUNE 30,    1996 TO
                                                    DECEMBER 31,    -------------------   JUNE 30,
                                                        1998          1998       1997      1996(a)
                                                    ------------    --------   --------   ---------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  12.05      $  10.94   $  10.75   $  10.00
                                                      --------      --------   --------   --------
Investment Activities:
  Net investment income (loss)....................        0.01            --      (0.02)        --
  Net realized and unrealized gains (losses) from
     investments..................................       (1.21)         2.44       1.31       0.78
                                                      --------      --------   --------   --------
     Total from Investment Activities.............       (1.20)         2.44       1.29       0.78
                                                      --------      --------   --------   --------
Distributions:
  Net realized gains..............................       (1.19)        (1.33)     (1.10)     (0.03)
                                                      --------      --------   --------   --------
     Total Distributions..........................       (1.19)        (1.33)     (1.10)     (0.03)
                                                      --------      --------   --------   --------
NET ASSET VALUE, END OF PERIOD....................    $   9.66      $  12.05   $  10.94   $  10.75
                                                      ========      ========   ========   ========
Total Return......................................       (9.69)%(b)    23.58%     13.44%     13.39%(b)(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............    $110,092      $114,951   $ 78,318   $ 83,371
  Ratio of expenses to average net assets.........        1.06%(d)      1.06%      1.02%      0.96%(d)
  Ratio of net investment income to average net
     assets.......................................        0.17%(d)     (0.05)%    (0.16)%    (0.16)%(d)
  Ratio of expenses to average net assets*........        1.08%(d)      1.09%      1.12%      1.05%(d)
  Ratio of net investment income to average net
     assets*......................................        0.15%(d)     (0.08)%    (0.26)%    (0.25)%(d)
  Portfolio turnover (e)..........................       58.48%        83.77%     92.01%     59.57%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Not annualized.
(c) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period from March 26, 1996 through June 30, 1996.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   SMALL CAPITALIZATION FUND
                                              -------------------------------------------------------------------
                                                                        CLASS A SHARES
                                              -------------------------------------------------------------------
                                               SIX MONTHS       YEAR ENDED       SEVEN MONTHS      YEAR ENDED
                                                 ENDED           JUNE 30,           ENDED         NOVEMBER 30,
                                              DECEMBER 31,   -----------------     JUNE 30,     -----------------
                                                  1998        1998      1997       1996(a)       1995      1994
                                              ------------   -------   -------   ------------   -------   -------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........    $ 12.02      $ 10.94   $ 10.73     $ 11.50      $  9.36   $ 10.11
                                                -------      -------   -------     -------      -------   -------
Investment Activities:
  Net investment income (loss)..............         --        (0.03)    (0.04)      (0.07)       (0.04)    (0.04)
  Net realized and unrealized gains (losses)
    from investments........................      (1.20)        2.44      1.35        1.40         2.35     (0.63)
                                                -------      -------   -------     -------      -------   -------
    Total from Investment Activities........      (1.20)        2.41      1.31        1.33         2.31     (0.67)
                                                -------      -------   -------     -------      -------   -------
Distributions:
  Net investment income.....................         --           --        --          --           --        --
  Net realized gains........................      (1.19)       (1.33)    (1.10)      (2.10)       (0.17)    (0.08)
                                                -------      -------   -------     -------      -------   -------
    Total Distributions.....................      (1.19)       (1.33)    (1.10)      (2.10)       (0.17)    (0.08)
                                                -------      -------   -------     -------      -------   -------
NET ASSET VALUE, END OF PERIOD..............    $  9.63      $ 12.02   $ 10.94     $ 10.73      $ 11.50   $  9.36
                                                =======      =======   =======     =======      =======   =======
Total Return (Excludes Sales
  Charge)...................................      (9.72)%(b)   23.28%    13.52%      12.85%(b)    25.07%    (6.66)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........    $18,850      $21,634   $17,299     $18,356      $95,467   $77,540
  Ratio of expenses to average net assets...       1.31%(c)     1.31%     1.27%       1.05%(c)     1.03%     1.00%
  Ratio of net investment income to average
    net assets..............................      (0.09)%(c)   (0.31)%   (0.41)%      0.33%(c)    (0.36)%   (0.38)%
  Ratio of expenses to average net
    assets*.................................       1.43%(c)     1.44%     1.45%       1.07%(c)     1.03%     1.00%
  Ratio of net investment income to average
    net assets*.............................      (0.21)%(c)   (0.44)%   (0.59)%     (0.35)%(c)   (0.36)%   (0.38)%
  Portfolio turnover (d)....................      58.48%       83.77%    92.01%      59.57%       65.00%    51.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.70 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             SMALL CAPITALIZATION FUND
                                ------------------------------------------------------------------------------------
                                                                      CLASS B
                                ------------------------------------------------------------------------------------
                                 SIX MONTHS                           SEVEN MONTHS                   SEPTEMBER 12,
                                   ENDED        YEAR ENDED JUNE 30,      ENDED        YEAR ENDED        1994 TO
                                DECEMBER 31,    -------------------     JUNE 30,     NOVEMBER 30,     NOVEMBER 30,
                                    1998          1998       1997       1996(a)          1995           1994(b)
                                ------------    --------   --------   ------------   ------------   ----------------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD.................      $  11.79      $  10.84   $  10.72     $  11.56       $   9.47         $  10.40
                                  --------      --------   --------     --------       --------         --------
Investment Activities:
  Net investment income
    (loss)..................         (0.01)        (0.03)     (0.10)       (0.06)         (0.07)           (0.01)
  Net realized and
    unrealized gains
    (losses) from
    investments.............         (1.21)         2.31       1.32         1.35           2.33            (0.92)
                                  --------      --------   --------     --------       --------         --------
    Total from Investment
       Activities...........         (1.22)         2.28       1.22         1.29           2.26            (0.93)
                                  --------      --------   --------     --------       --------         --------
Distributions:
  Net realized gains........         (1.19)        (1.33)     (1.10)       (2.13)         (0.17)              --
                                  --------      --------   --------     --------       --------         --------
    Total Distributions.....         (1.19)        (1.33)     (1.10)       (2.13)         (0.17)              --
                                  --------      --------   --------     --------       --------         --------
NET ASSET VALUE, END OF
  PERIOD....................      $   9.38      $  11.79   $  10.84     $  10.72       $  11.56         $   9.47
                                  ========      ========   ========     ========       ========         ========
Total Return (Excludes Sales
  Charge)...................        (10.13)%(c)    22.24%     12.74%       12.47%(c)      24.21%           (9.08)%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)............      $  9,535      $  8,567   $  3,835     $  2,545       $  1,814         $    231
  Ratio of expenses to
    average net assets......          2.06%(d)      2.06%      2.02%        1.87%(d)       1.78%            1.75%(d)
  Ratio of net investment
    income to average net
    assets..................         (0.80)%(d)    (1.02)%    (1.16)%      (1.10)%(d)      (1.16)%         (0.90)%(d)
  Ratio of expenses to
    average net assets*.....          2.08%(d)      2.09%      2.12%        1.92%(d)       1.78%            1.75%(d)
  Ratio of net investment
    income to average net
    assets*.................         (0.82)%(d)    (1.05)%    (1.26)%      (1.15)%(d)      (1.16)%         (0.90)%(d)
  Portfolio turnover (e)....         58.48%        83.77%     92.01%       59.57%         65.00%           51.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.48 to $10.00 effective March 26, 1996.
(b) Class B Shares commenced offering September 12, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                SMALL CAPITALIZATION FUND
                                                                --------------------------
                                                                      CLASS C SHARES
                                                                --------------------------
                                                                 SIX MONTHS    NOVEMBER 4,
                                                                   ENDED         1997 TO
                                                                DECEMBER 31,    JUNE 30,
                                                                    1998        1998 (a)
                                                                ------------   -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  11.97      $  13.03
                                                                  --------      --------
Investment Activities:
  Net investment income (loss)..............................         (0.03)        (0.02)
  Net realized and unrealized gains (losses) from
     investments............................................         (1.21)         0.29
                                                                  --------      --------
     Total from Investment Activities.......................         (1.24)         0.27
                                                                  --------      --------
Distributions:
  Net realized gains........................................         (1.19)        (1.33)
                                                                  --------      --------
     Total Distributions....................................         (1.19)        (1.33)
                                                                  --------      --------
NET ASSET VALUE, END OF PERIOD..............................      $   9.54      $  11.97
                                                                  ========      ========
Total Return (Excludes Sales Charge)........................        (10.13)%(b)      3.08%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $     93      $     90
  Ratio of expenses to average net assets...................          2.06%(c)      2.05%(c)
  Ratio of net investment income to average net assets......         (0.80)%(c)     (0.85)%(c)
  Ratio of expenses to average net assets*..................          2.08%(c)      2.07%(c)
  Ratio of net investment income to average net assets*.....         (0.82)%(c)     (0.87)%(c)
  Portfolio turnover (d)....................................         58.48%        83.77%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           INTERNATIONAL EQUITY INDEX FUND
                                         -------------------------------------------------------------------
                                                                   CLASS I SHARES
                                         -------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                       YEAR ENDED JUNE 30,
                                         DECEMBER 31,   ----------------------------------------------------
                                             1998         1998       1997       1996       1995       1994
                                         ------------   --------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..................    $  17.97     $  16.89   $  15.17   $  13.93   $  13.46   $  11.80
                                           --------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income................        0.04         0.21       0.15       0.11       0.13       0.11
  Net realized and unrealized gains
    (losses) from investments..........        0.48         1.32       2.02       1.43       0.46       1.68
                                           --------     --------   --------   --------   --------   --------
    Total from Investment Activities...        0.52         1.53       2.17       1.54       0.59       1.79
                                           --------     --------   --------   --------   --------   --------
Distributions:
  Net investment income................       (0.39)       (0.02)     (0.17)     (0.16)     (0.08)     (0.11)
  In excess of net investment income...          --           --      (0.13)     (0.02)        --         --
  Net realized gains...................       (0.85)       (0.43)     (0.15)     (0.12)     (0.04)     (0.01)
  In excess of net realized gains......          --           --         --         --         --      (0.01)
                                           --------     --------   --------   --------   --------   --------
    Total Distributions................       (1.24)       (0.45)     (0.45)     (0.30)     (0.12)     (0.13)
                                           --------     --------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF PERIOD........................    $  17.25     $  17.97   $  16.89   $  15.17   $  13.93   $  13.46
                                           ========     ========   ========   ========   ========   ========
Total Return...........................        3.03%(a)     9.54%     14.64%     11.22%      4.20%     15.44%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....    $584,654     $586,741   $449,949   $347,790   $218,299   $145,640
  Ratio of expenses to average net
    assets.............................        0.84%(b)     0.88%      0.86%      0.97%      1.04%      1.02%
  Ratio of net investment income to
    average net assets.................        0.44%(b)     1.29%      1.00%      1.04%      1.25%      1.27%
  Ratio of expenses to average net
    assets*............................        0.84%(b)     0.88%      0.86%      1.00%      1.04%      1.02%
  Ratio of net investment income to
    average net assets*................        0.44%(b)     1.29%      1.00%      1.01%      1.25%      1.27%
  Portfolio turnover (c)...............       21.10%        9.90%      9.61%      6.28%      4.67%      7.74%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            INTERNATIONAL EQUITY INDEX FUND
                                           -----------------------------------------------------------------
                                                                    CLASS A SHARES
                                           -----------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                      YEAR ENDED JUNE 30,
                                           DECEMBER 31,   --------------------------------------------------
                                               1998         1998       1997       1996      1995      1994
                                           ------------   --------   --------   --------   -------   -------
                                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD....................    $  17.99     $  16.92   $  15.16   $  13.92   $ 13.49   $ 11.80
                                             --------     --------   --------   --------   -------   -------
Investment Activities:
  Net investment income..................        0.02         0.19       0.11       0.14      0.12      0.09
  Net realized and unrealized gains
    (losses) from investments............        0.47         1.31       2.03       1.40      0.43      1.67
                                             --------     --------   --------   --------   -------   -------
    Total from Investment Activities.....        0.49         1.50       2.14       1.54      0.55      1.76
                                             --------     --------   --------   --------   -------   -------
Distributions:
  Net investment income..................       (0.35)          --      (0.13)     (0.16)    (0.08)    (0.05)
  In excess of net investment income.....          --           --      (0.10)     (0.02)       --        --
  Net realized gains.....................       (0.85)       (0.43)     (0.15)     (0.12)    (0.04)    (0.02)
                                             --------     --------   --------   --------   -------   -------
    Total Distributions..................       (1.20)       (0.43)     (0.38)     (0.30)    (0.12)    (0.07)
                                             --------     --------   --------   --------   -------   -------
NET ASSET VALUE,
  END OF PERIOD..........................    $  17.28     $  17.99   $  16.92   $  15.16   $ 13.92   $ 13.49
                                             ========     ========   ========   ========   =======   =======
Total Return (Excludes Sales Charge).....        2.87%(a)     9.34%     14.31%     11.20%     3.87%    15.18%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......    $ 23,655     $ 24,060   $ 12,562   $ 10,789   $ 5,028   $ 2,395
  Ratio of expenses to average net
    assets...............................        1.09%(b)     1.13%      1.11%      1.22%     1.28%     1.26%
  Ratio of net investment income to
    average net assets...................        0.19%(b)     1.11%      0.73%      0.79%     1.09%     1.15%
  Ratio of expenses to average net
    assets*..............................        1.19%(b)     1.23%      1.19%      1.35%     1.38%     1.36%
  Ratio of net investment income to
    average net assets*..................        0.09%(b)     1.01%      0.65%      0.66%     0.99%     1.05%
  Portfolio turnover (c).................       21.10%        9.90%      9.61%      6.28%     4.67%     7.74%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            INTERNATIONAL EQUITY INDEX FUND
                                           -----------------------------------------------------------------
                                                                    CLASS B SHARES
                                           -----------------------------------------------------------------
                                            SIX MONTHS                                           JANUARY 14,
                                              ENDED                YEAR ENDED JUNE 30,             1994 TO
                                           DECEMBER 31,    -----------------------------------    JUNE 30,
                                               1998         1998      1997      1996     1995      1994(a)
                                           ------------    -------   -------   ------   ------   -----------
                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...      $ 17.33       $ 16.44   $ 14.79   $13.73   $13.40     $13.00
                                             -------       -------   -------   ------   ------     ------
Investment Activities:
  Net investment income (loss).........        (0.02)         0.08      0.09     0.03     0.03       0.06
  Net realized and unrealized gains
    from investments (losses)..........         0.43          1.24      1.86     1.32     0.41       0.34
                                             -------       -------   -------   ------   ------     ------
    Total from Investment Activities...         0.41          1.32      1.95     1.35     0.44       0.40
                                             -------       -------   -------   ------   ------     ------
Distributions:
  Net investment income................        (0.24)           --     (0.08)   (0.15)   (0.07)        --
  In excess of net investment income...           --            --     (0.07)   (0.02)      --         --
  Net realized gains...................        (0.85)        (0.43)    (0.15)   (0.12)   (0.04)        --
                                             -------       -------   -------   ------   ------     ------
    Total Distributions................        (1.09)        (0.43)    (0.30)   (0.29)   (0.11)        --
                                             -------       -------   -------   ------   ------     ------
NET ASSET VALUE, END OF PERIOD.........      $ 16.65       $ 17.33   $ 16.44   $14.79   $13.73     $13.40
                                             =======       =======   =======   ======   ======     ======
Total Return (Excludes Sales Charge)...         2.52%(b)      8.48%    13.37%    9.97%    3.17%      3.23%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....      $14,252       $13,307   $10,033   $5,856   $3,687     $1,872
  Ratio of expenses to average net
    assets.............................         1.84%(c)      1.88%     1.86%    1.97%    2.04%      2.00%(c)
  Ratio of net investment income to
    average net assets.................        (0.55)%(c)     0.26%     0.08%    0.04%    0.25%      1.37%(c)
  Ratio of expenses to average net
    assets*............................         1.84%(c)      1.88%     1.86%    2.00%    2.04%      2.00%(c)
  Ratio of net investment income to
    average net assets*................        (0.55)%(c)     0.26%     0.08%    0.01%    0.25%      1.37%(c)
  Portfolio turnover (d)...............        21.10%         9.90%     9.61%    6.28%    4.67%      7.74%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INTERNATIONAL EQUITY INDEX FUND
                                                                -------------------------------
                                                                        CLASS C SHARES
                                                                -------------------------------
                                                                  SIX MONTHS       NOVEMBER 4,
                                                                    ENDED            1997 TO
                                                                 DECEMBER 31,       JUNE 30,
                                                                     1998            1998(a)
                                                                --------------    -------------
                                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................        $17.91            $15.70
                                                                    ------            ------
Investment Activities:
  Net investment income (loss)..............................         (0.02)             0.06
  Net realized and unrealized gains from investments
    (losses)................................................          0.53              2.45
                                                                    ------            ------
    Total from Investment Activities........................          0.51              2.51
                                                                    ------            ------
Distributions:
  Net investment income.....................................         (0.32)               --
  Net realized gains........................................         (0.85)            (0.30)
                                                                    ------            ------
    Total Distributions.....................................         (1.17)            (0.30)
                                                                    ------            ------
NET ASSET VALUE, END OF PERIOD..............................        $17.25            $17.91
                                                                    ======            ======
Total Return (Excludes Sales Charge)........................          3.02%(b)         16.34%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................        $  393            $  119
  Ratio of expenses to average net assets...................          1.85%(c)          1.87%(c)
  Ratio of net investment income to average net assets......         (0.59)%(c)         2.88%(c)
  Ratio of expenses to average net assets*..................          1.85%(c)          2.43%(c)
  Ratio of net investment income to average net assets*.....         (0.59)%(c)         3.74%(c)
  Portfolio turnover (d)....................................         21.10%             9.90%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

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Important Customer Information.
Please Read:

Shares of The One Group:
o are not deposits or obligations
  of, or guaranteed by, BANK ONE
  CORPORATION or its affiliates
o are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
o are subject to investment risks,
  including possible loss of the
  principal amount invested

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANK ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANK ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, includ-
ing management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.




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